UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 2 5	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                     File No.  811-08241
Amendment No. 142	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on (May 1, 2012 ) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

The Best of America® America's Income Annuity®

Nationwide Life Insurance Company

Individual Single Premium Immediate Fixed and Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

The date of this prospectus is May 1, 2012 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying Investment Options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012 ), which contains additional information about the contracts and the Variable Account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page   30.

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Investment Options available under this contract invest in the underlying mutual funds of the companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Investment Options, please refer to the "Appendix A: Investment Options." For more information on the Investment Option s , please refer to the prospectus for the underlying mutual fund.  Any portion of your contract designated to provide for Fixed Annuity Payments may not be reallocated to a variable Investment Option under the contract.

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Value prior to the Income Start Date.

Annual Benefit Leveling - The adjustment to Variable Annuity Payments to make payments made during the following 12 months equal in amount.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuity Income Unit - An accounting unit of measure used to calculate the Variable Annuity Payments after the first payment.

Assumed Investment Return - The net investment return required to maintain level Variable Annuity Payments.  The selected Assumed Investment Return is used in calculating the initial Variable Annuity Payment.

Assumed Investment Return Factor - The Assumed Investment Return Factor adjusts the Annuity Income Unit value based on the Assumed Investment Return chosen by the Contract Owner and permitted under the contract.

Commutation Value - The value of future annuity payments that are converted (commuted) into a lump sum.  The Commutation Value may be available for withdrawal under certain Income Options and may be available to beneficiaries when an Annuitant dies before all term certain payments have been made.

Contract Owner - The person(s) who owns all the rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of any amount allocated to the Variable Account (plus or minus any investment experience) plus any amount designated for the purchase of Fixed Annuity Payments, less any distributions previously made.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and Investment Option expenses.

Fixed Annuity Payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Income Option - The type of annuity payments chosen by the Contract Owner.

Income Start Date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment Option(s) - The underlying mutual funds which are purchased by the Variable Account and accounted for in separate Sub-Accounts of the Variable Account.  The performance of selected Investment Options determines the value of Variable Annuity Payments after the first payment.

Nationwide - Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value - The value of one share of an Investment Option at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of Investment Option shares such that the current Net Asset Value of Accumulation Units or annuity units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time beginning at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Investment Option.

Variable Account Value - The amount allocated to the Variable Account plus or minus investment experience minus any previous Variable Account distributions.

Variable Annuity Payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the Investment Options.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Investment Option Annual Expenses	5
Synopsis of the Contracts	6
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	6
Condensed Financial Information	6
Nationwide Life Insurance Company	6
Nationwide Investment Services Corporation	7
Investing in the Contract	7
The Variable Account and Investment Options
Contacting the Service Center	8
The Contract i n General	8
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Contract Modification
Standard Charges and Deductions	10
Investment Option Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	11
America's Income Annuity Income Foundation SM Rider
Parties with Interests in the Contract	11
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	12
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death
Changes
Operation of the Contract	13
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	16
Withdrawals (Redemptions)	17
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity

Table of Contents (continued)	Page
Assignment	18
Annuity Payments	18
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation SM Rider
Determining the Guaranteed Floor Payment
Guaranteed Floor Payment and Annual Benefit Leveling
Conditions Associated with the AIA Income Foundation Rider
Available Investment Options
Income Options	24
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Statements and Reports	27
Legal Proceedings	27
Table of Contents of Statement of Additional Information	30
Appendix A: Investment Options	31
Appendix B: Fixed Annuity Payments	42
Appendix C: Illustration of Variable Annuity Income	44
Appendix D: Condensed Financial Information	46
Appendix E: Contract Types and Tax Information	84

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between Investment Options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	6%1

 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)lesser of $25 or	Lesser of $25 or
2% of the amount transferred2
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%
Maximum Check Processing Fee	$153
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%4

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including Investment Option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%6 2.25%

Investment Option Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the Investment Options that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum
(expenses that are deducted from Investment Option assets, including management fees, distribution (12b-1) f o r expenses, as a percentage of average Investment Option assets)	0.27%	2. 20%

The minimum and maximum Investment Option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Options.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses of each Investment Option for specific expense information.

1 For contracts issued on or after   May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2 Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.

3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

5 These charges apply only to Sub-Account allocations.  They are charged on a daily basis at the annualized rate noted above.

6 The America's Income Annuity Income FoundationSM Rider is a guaranteed variable annuity payment option that may only be elected at application.  Election of the option is irrevocable.  It is not available in conjunction with Fixed Annuity Payments or Term Certain options of less than 10 years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");

•	Non-Qualified Contracts;

•	Roth IRAs; or

•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in "Appendix E: Contract Types and Tax Information."  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the Income Option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the Contract Owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets of the Variable Account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the Income Start Date and will be based on the Income Option chosen at the time of application (see "Income Options").  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix E: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

See "Right to Examine and Cancel" later in this prospectus for more information.

Financial Statements

Financial statements for the Variable Account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center .

Condensed Financial Information

The value of an Annuity Income Unit is determined on the basis of changes in the per share value of an Investment Option and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Annuity Income Unit values, see "Value of an Annuity Income Unit").  Please refer to "Appendix D: Condensed Financial Information" for information regarding each class of Annuity Income Units.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to Variable Annuity Payments.  For a discussion of the interests allocated to Fixed Annuity Payments, see "Appendix B: Fixed Annuity Payments."

The Variable Account and Investment Options

Nationwide Variable Account-9 is a Variable Account that invests in the Investment Options listed in "Appendix A: Investment Options."  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The Variable Account is divided into Sub-Accounts, each corresponding to a single Investment Option.  Nationwide uses the assets of each Sub-Account to buy shares of the Investment Options based on Contract Owner instructions.  Each Investment Option's prospectus contains more detailed information about that Investment Option.  Prospectuses for the Investment Options should be read in conjunction with this prospectus.

Investment Options in the Variable Account are NOT publicly traded mutual funds.  They are only available as Investment Options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the Investment Options may manage publicly traded mutual funds with similar names and investment objectives.  However, the Investment Options are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of Investment Options participating in the Variable Account.  The performance of the Investment Options could differ substantially from that of any publicly traded funds.

The particular Investment Options available under the contract may change from time to time.  Specifically, Investment Options or Investment Option share classes that are currently available may be removed or closed off to future investment.  New Investment Options or new share classes of currently available Investment Options may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional Investment Options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account.  These additional Investment Options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the Investment Options are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an Investment Option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The Investment Options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these Investment Options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Investment Option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another Investment Option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current Investment Option are no longer available for investment; or

2)	further investment in an Investment Option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-9.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, the assumed investment return percentages, and death benefit calculations.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

Nationwide will not contest the contract.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide's Relationship with the Investment Options

The Investment Options incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Investment Option daily.  The Variable Account (not the Contract Owners) is the Investment Option shareholder.  When the Variable Account aggregates transactions, the Investment Option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the Investment Options by providing Contract Owners with Sub-Account options that correspond to the Investment Options.

An investment advisor or subadviser of an Investment Option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the Investment Options and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the Investment Options attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the Investment Options, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment Option 12b-1 fees, which are deducted from Investment Option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Investment Option, which may be deducted from Investment Option assets; and

•
Payments by an Investment Option's advisor or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Investment Option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated Investment Options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the Investment Options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated Investment Options than unaffiliated Investment Options.

Nationwide took into consideration the anticipated payments from the Investment Options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the Investment Options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the Investment Option payments Nationwide and its affiliates received from the Investment Option did not exceed 0.6 0% (as a percentage of the average Daily Net Assets invested in the Investment Options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Investment Options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from Investment Option to Investment Option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the Investment Options attributable to the contract, Nationwide and its affiliates may receive higher payments from Investment Options with lower percentages (but greater assets) than from Investment Options that have higher percentages (but fewer assets).

Identification of Investment Options

Nationwide may consider several criteria when identifying the Investment Options, including some or all of the following:

investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the Investment Option's advisor or subadvisor is one of our affiliates or whether the Investment Option, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be Investment Options with lower fees, as well as other variable contracts that offer Investment Options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and Investment Option fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Investment Option Annual Expenses

The Investment Options charge fees and expenses that are deducted from Investment Options assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each Investment Option provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the Income Option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

Contract Owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in "Appendix E: Contract Types and Tax Information)."

Short-Term Trading Fees

Some Investment Options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any Investment Option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Short-term trading fees are intended to compensate the Investment Option (and Contract Owners with interests allocated in the Investment Option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any Investment Option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to Investment Options that charge such fees (see the Investment Option prospectus).  Any short-term trading fees paid are retained by the Investment Option, not by Nationwide, and are part of the Investment Option's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular Investment Option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Investment Options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Investment Options" later in this prospectus.

If a short-term trading fee is assessed, the Investment Option will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the Investment Option; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of Annuity Income Units to make annuity payments;

•	the redemption of Annuity Income Units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the Income Option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available Investment Options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, transfers to the Investment Options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the Contract Owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets of the Variable Account.  This charge is in addition to the Variable Account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing Variable Annuity Payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a Contract Owner who is not the Annuitant dies before the Income Start Date and there is a surviving joint owner, the joint owner will become the Contract Owner.

If the Contract Owner who is the Annuitant dies before the Income Start Date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the Contract Value to the joint owner.

Annuitant and Joint Annuitant

The Annuitant (and joint Annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant or joint Annuitant of greater age.  Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed.  Joint Annuitants can be named only if permitted under the elected Income Option.

Payee

The payee is the person designated, at the time of application, by the Contract Owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the Annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the Annuitant (and joint Annuitant, if any) dies after the Income Start Date.  The Contract Owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the Annuitant (and the joint Annuitant, if any), the beneficiary's rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the Annuitant (and the joint Annuitant, if any), all beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

If the Annuitant (and joint Annuitant, if any) dies before the Income Start Date, and there is no surviving Contract Owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the Contract Owner designates/elects:

1)	an Annuitant, and if applicable, a joint Annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, Income Option, Assumed Investment Return (if applicable), and Income Start Date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase Fixed Annuity Payments and/or Variable Annuity Payments;

6)	the allocation among Investment Options, if applicable; and

7)	any optional benefits that may be provided under the elected Income Option.

Once elected, the Income Option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the Income Start Date, the Contract Owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among Investment Options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the Income Option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death

After the Income Start Date and prior to the Annuitant's death, the Contract Owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among Investment Options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the Income Option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the Contract Owner or Annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the Income Start Date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the Income Start Date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $2,000,000 for single life Income Options or term certain Income Options, and $3,000,000 for joint life Income Options without Nationwide's prior consent.  Nationwide's decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $2,000,000 are assumed to have been approved by Nationwide.

Allocation of the Purchase Payment

For any particular Income Option, the single purchase payment may be allocated to provide Variable Annuity Payments, Fixed Annuity Payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for Variable Annuity Payments to Investment Options as instructed by the Contract Owner on the application .  Shares of the Investment Options are purchased by the Variable Account at Net Asset Value and temporarily maintained as Accumulation Units until being converted into Annuity Income Units on the Income Start Date.  Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center subject to conditions imposed by the Investment Options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of Variable Account Value ( see "AIA Income Foundation Rider" ) .

Pricing

The portion of the single purchase payment designated for Variable Annuity Payments will be allocated to Sub-Accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase at the Service Center if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the purchase payment for up to five business days while attempting to complete it.  If the application is not completed within 5 business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide Fixed Annuity Payments may not be transferred to provide Variable Annuity Payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide Variable Annuity Payments may be transferred to provide Fixed Annuity Payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide Fixed Annuity Payments for the duration of the contract.  The amount transferred cannot be transferred back to provide Variable Annuity Payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the Annuitant and joint Annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total Variable Account Value;

•
after the variable to fixed transfer, the Variable Account Value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a Variable Account Value of less than $2,000, Nationwide will attempt to contact the Contract Owner to obtain revised instructions relating to the transfer.  The Contract Owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the Variable Account Value will be $2,000 or more; or

➢	transfer all Variable Account Value to provide for Fixed Annuity Payments.

•	variable to fixed transfers are not permitted if:

➢	the Contract Owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) Income Option; or

➢	the Contract Owner elected a Term Certain Income Option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the Contract Owner elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option; and

➢	the Contract Owner has taken a withdrawal from the contract, as permitted by the Income Option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing Fixed Annuity Payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the Contract Owner(s).

Variable to fixed transfers will be taken proportionately from each Sub-Account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a Contract Owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the Variable Account Value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual Variable Account Value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of Fixed Annuity Payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same Income Option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a Sub-Account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the Contract Owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next Income Start Date anniversary.

Some state jurisdictions do not permit Contract Owners to take withdrawals from the Fixed Annuity Payment portion of the contract.  In these state jurisdictions, if the Contract Owner elected an Income Option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of Commutation Value that the Contract Owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the Investment Options are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer Investment Options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the Investment Option;

•
Investment Option managers taking actions that negatively impact performance (keeping a larger portion of the Investment Option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some Investment Options may assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the Investment Option.  Redemption fees compensate the Investment Option for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Investment Options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the Investment Options which allow the Investment Options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the Investment Option (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the Investment Options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the Investment Options.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an Investment Option to restrict or prohibit further purchases or exchange requests.  If an Investment Option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Investment Option allocation.

Sub-Account Transfers

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by the contract and the Investment Options.

A Contract Owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any Valuation Date on which allocations are moved between Investment Options, regardless of the quantity of reallocations.  For example, if a Contract Owner moves Variable Account Value between 20 Sub-Accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a Contract Owner exceeds the 20 transfer event limit, the Contract Owner will be required to submit any additional transfer requests via U.S. mail.

Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the Sub-Accounts will receive the Annuity Income Unit value that is next computed immediately following receipt of the transfer request at the Service Center .   However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Sub-Account Transfer Requests

Nationwide will accept Sub-Account transfer requests in writing or over the telephone at the Service Center .  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to Contract Owners.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the Investment Options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Withdrawals (Redemptions)

Some Income Options permit the Contract Owner to take a partial or full withdrawal after the free look period. If the elected Income Option does not permit partial or full withdrawals, the Contract Owner cannot withdraw value from the contract (other than annuity payments). Withdrawals may not be permitted in all states.

Withdrawal requests must be submitted in writing to the Service Center .  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the Sub-Accounts to the Contract Owner within 7 days after the request is received at the Service Center .

Nationwide reserves the right to delay payment of a withdrawal from the Fixed Annuity Payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the Income Option elected so permits, a Contract Owner may take a withdrawal after the free look period and before the Income Start Date.  The Variable Account Value on the date of withdrawal will reflect the investment performance of the Sub-Accounts chosen by the Contract Owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the Income Option elected so permits, a Contract Owner may take a withdrawal on or after the Income Start Date.  The amount available for withdrawal on or after the Income Start Date will be based on the Commutation Value and will reflect the investment performance of the Sub-Accounts chosen by the Contract Owner.  A CDSC may apply.

After the Income Start Date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The Contract Owner should review these tax documents and consult with a tax advisor prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The Commutation Value of Variable Annuity Payments is equal to the present value of the Variable Annuity Payments remaining in the term certain period.  This present value is calculated using the Assumed Investment Return for the contract and the Annuity Income Unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a Contract Owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the Commutation Values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled Variable Annuity Payments scheduled to be paid after Nationwide receives complete instructions, but before the next Income Start Date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a Contract Owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled Variable Annuity Payments scheduled to be paid before the next Income Start Date anniversary may be withdrawn.  Only the Commutation Value of amounts remaining in the Investment Options or of the Fixed Annuity Payments may be withdrawn.

The Commutation Value of Variable Annuity Payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the Commutation Value of Variable Annuity Payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a Contract Owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed Variable Annuity Payments under the rider.  Only the Commutation Value of amounts in the Variable Account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The Commutation Value of Fixed Annuity Payments is defined in "Appendix B: Fixed Annuity Payments."

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the Income Option and elected, the Contract Owner must specify the percentage of the withdrawal to be taken from Fixed Annuity Payments and/or Variable Annuity Payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the Contract Owner elects a partial withdrawal of Fixed Annuity Payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from Fixed Annuity Payments, plus any CDSC, to the total Commutation Value available from Fixed Annuity Payments.  If the Contract Owner elects a partial withdrawal of Variable Annuity Payments, for the remainder of the term certain period, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make Variable Annuity Payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The Contract Owner may take the CDSC from either:

a)	the amount requested; or

b)	the Commutation Value remaining after the Contract Owner has received the requested amount.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Commutation Value remaining after the Contract Owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a Contract Owner who has elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following Income Options: Term Certain and Term Certain with Enhanced Death Benefit.  The Commutation Value upon full withdrawal may be more or less than the purchase payment made to the contract.  The Commutation Value will reflect Variable Account charges, charges for any optional riders elected, Investment Option charges, the investment performance of the Investment Options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the Contract Owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned.

Annuity Payments

Income Start Date

The Income Start Date is the date chosen by the Contract Owner as the date for annuity payments to begin.  The Income Start Date must be no earlier than the day after the end of the free look period and no later than 1 year after the date of issue.  In connection with the Income Start Date, the Contract Owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the Income Option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Form of Annuity Payment

The Contract Owner may elect to receive annuity payments by electronic funds transfer or by check.  If the Contract Owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer or via check, in the event bank information has not been provided.  The Contract Owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed Annuity Payments provide for level annuity payments.  The Fixed Annuity Payments will remain level unless the Income Option calls for a reduction in the annuity income upon withdrawal or death of the Annuitant (or joint Annuitant).  See "Appendix B: Fixed Annuity Payments."

Variable Annuity Payments

Variable Annuity Payments will vary depending on the performance of the Investment Options selected.  The Investment Options available during annuitization are those Investment Options shown in the "Appendix A: Investment Options."

Assumed Investment Return

An Assumed Investment Return is the net investment return required to maintain level Variable Annuity Payments.  That is, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals the Assumed Investment Return for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to the Assumed Investment Return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the Assumed Investment Return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the Assumed Investment Return during that time.

At the time of application, the Contract Owner elects one of three available Assumed Investment Return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to "Appendix C: Illustration of Variable Annuity Income" for more information on selecting an Assumed Investment Return percentage.  One or more of the above Assumed Investment Return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the Assumed Investment Return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first Variable Annuity Payment.

First Variable Annuity Payment

The following factors determine the amount of the first Variable Annuity Payment:

•	the portion of the purchase payment allocated to provide Variable Annuity Payments;

•	the Variable Account Value on the Income Start Date;

•	the age and sex of the Annuitant (and joint Annuitant, if any);

•	the Income Option elected;

•	the frequency of annuity payments elected;

•	the Income Start Date;

•	the selected Assumed Investment Return (the net investment return required to maintain level Variable Annuity Payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable Annuity Payments will vary with the performance of the Investment Options chosen by the Contract Owner after the investment performance is adjusted by the Assumed Investment Return Factor.

The dollar amount of each subsequent Variable Annuity Payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Income Unit value for that Sub-Account as of the Income Start Date.  This establishes the number of Annuity Income Units provided by each Sub-Account for each Variable Annuity Payment after the first.

The number of Annuity Income Units for each Sub-Account per payment will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the Contract Owner elected a joint and survivor Income Option;

2)	if the Contract Owner takes a withdrawal, as permitted under the Income Option elected;

3)	if the Contract Owner transfers value from one Investment Option to another;

4)	if the Contract Owner incurs a redemption fee; or

5)	if the Contract Owner makes a variable to fixed transfer.

The number of Annuity Income Units for each Sub-Account is multiplied by the Annuity Income Unit value for that Sub-Account for the Valuation Date for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the Variable Annuity Payment.

Subsequent Variable Annuity Payments may be more or less than the previous Variable Annuity Payment, depending on whether the net investment performance of the elected Investment Options is greater or lesser than the Assumed Investment Return.

Value of an Annuity Income Unit

Annuity Income Unit values for Sub-Accounts are determined by:

1)
multiplying the Annuity Income Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the Assumed Investment Return Factor year built into the purchase rate basis for variable payment annuities.  The Assumed Investment Return Factor corresponds with the Assumed Investment Return chosen by the Contract Owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the Net Asset Value of the Investment Option as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the Investment Option (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the Investment Option determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily Variable Account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the Daily Net Assets of the Variable Account.

Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the Investment Option shares because of the deduction of Variable Account charges.

Though the number of Annuity Income Units will not change as a result of investment experience, the value of an Annuity Income Unit may increase or decrease from Valuation Period to Valuation Period.

Annual Benefit Leveling

If the Contract Owner elects Annual Benefit Leveling, Variable Annuity Payments will be adjusted to reflect the performance of the Investment Options once every 12 months, instead of with every payment.

On the Income Start Date (or the Income Start Date anniversary on which Annual Benefit Leveling begins), the number of Annuity Income Units necessary to make the payments for the following year will be calculated.  These Annuity Income Units will be redeemed from the Sub-Accounts and the redemption proceeds are immediately transferred to Nationwide's General Account.  The Annual Benefit Leveling interest rate in effect on the Income Start Date or Income Start Date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent Income Start Date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the Income Start Date or anniversary thereof.  In order for such an election to take effect on the next Income Start Date anniversary, Nationwide must receive the election at least five days prior to the Income Start Date anniversary.  If a Contract Owner elects Annual Benefit Leveling, the process of calculating leveled Variable Annuity Payments will take place on each subsequent Income Start Date anniversary until the Contract Owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any Contract Owner receiving leveled Variable Annuity Payments will continue to do so until the next Income Start Date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the Daily Net Assets of the Variable Account.  This charge is in addition to the Variable Account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the Contract Owner with a choice between two guaranteed Variable Annuity Payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays Variable Annuity Payments under the contract according to the Income Option and frequency selected by the contract.  Calculated Variable Annuity Payments will vary with the performance of the Investment Options chosen by the Contract Owner.  Contract Owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated Variable Annuity Payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the Contract Owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first Variable Annuity Payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first Variable Annuity Payment:

•	the amount of the purchase payment allocated to Variable Annuity Payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by Income Option, Annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected Variable Annuity Payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the Contract Owner's calculated Variable Annuity Payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the Contract Owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected Variable Annuity Payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the Contract Owner's calculated Variable Annuity Payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first Variable Annuity Payment due to the Contract Owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first Variable Annuity Payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent Variable Annuity Payments are calculated.

The first Variable Annuity Payment made to the Contract Owner is protected by the GVAP option selected.  Thus, the first payment received by the Contract Owner could be the guaranteed floor payment if the first calculated Variable Annuity Payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the Variable Annuity Payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the Contract Owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the Contract Owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated Variable Annuity Payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the Contract Owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the Variable Account Value immediately preceding the transfer request.

Variable to Fixed Transfers

If the Contract Owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the Variable Account to the Variable Account Value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the Contract Owner elects a partial withdrawal of Variable Annuity Payments, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA

Income Foundation Rider, this reduction in Annuity Income Units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain Income Options.  The Commutation Value of Variable Annuity Payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life Income Options the calculated Variable Annuity Payment due following the death of the first Annuitant will be reduced according to the terms of the applicable Income Option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated Variable Annuity Payment is reduced under the applicable Income Option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

•	The current guaranteed floor payment that would be in effect if the Annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see "Appendix E: Contract Types and Tax Information)."  If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of Contract Value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

•	If only Fixed Annuity Payments are elected, the rider is unavailable.

•	The list of available Investment Options in the contract is restricted.

•	Allocations (including exchanges) to the variable Investment Options are subject to certain allocation restrictions.

There is no guaranteed Commutation Value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain Investment Options available when a Contract Owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the Investment Option's investment objective.  Investment Options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of Variable Account Value that can be allocated to certain Investment Options when the AIA Income Foundation Rider is elected.

The available Investment Options are listed below in 3 categories.  Currently, there are no allocation restrictions associated with the Investment Options listed as Category III or Category I.  However, if any allocation is made to a Category II Investment Option, Nationwide may require up to 30% of the Variable Account Value also be invested in Category I Investment Options.  Currently, the required Category I allocation is only 20%.

For example, if a Contract Owner who elected the AIA Income Foundation Rider selected all Category III Investment Options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same Contract Owner subsequently makes an exchange of Variable Account Value from Category III to Category II, Nationwide will require that the Contract Owner also allocate at least 20% of the current Variable Account Value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of Variable Account Value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the Investment Options.  Nationwide will notify the Contract

Owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Category I Investment Options

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class

Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Bond Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2012:

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2009:

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Category II Investment Options

AllianceBernstein Variable Products Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class 2

Invesco
•	Invesco Van Kampen V.I. Mid-Cap Growth Fund: Series II

Janus Aspen Series
•	Forty Portfolio: Service Shares

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	American Century NVIT Multi Cap Value Fund: Class I
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares

In addition to the above Category II Investment Options, the following Investment Options are no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2008:

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund
•	Fidelity VIP Freedom Fund 2010 Portfolio:
Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio:
Service Class 2

•	Fidelity VIP Freedom Fund 2030 Portfolio:
Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II

Income Options

Contract Owners must elect an Income Option.  This election is made at the time of application and is irrevocable.

The Income Options available are:

•	Single Life;
•	Single Life with Term Certain;
•	Single Life with Cash Refund;
•	Joint and Last Survivor;
•	Joint and 100% Last Survivor with Term Certain;
•	Joint and 100% Last Survivor with Cash Refund;
•	Joint and 50% Survivor;
•	Term Certain; and
•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the Income Options is discussed more thoroughly below.

Single Life

The Single Life Income Option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  Any Contract Value not paid as of the date of the Annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with Term Certain

The Single Life with Term Certain Income Option provides that annuity payments will be paid during the Annuitant's lifetime or for the term certain period selected by the Contract Owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the Annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Investment Options elected by the Contract Owner.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during this term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund Income Option provides that annuity payments will be made during the lifetime of the Annuitant.

If the Annuitant dies before aggregate annuity payments actually received by the Annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor Income Option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both Annuitants were living, depending on which continuation percentage was selected by the Contract Owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant.  Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant or for the term certain period selected by the Contract Owner on the application, whichever is longer.  After the death of either the Annuitant or joint Annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either Annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the Annuitant and joint Annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the Annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Investment Options elected by the Contract Owner.  Withdrawals may be subject to a CDSC.

If the Annuitant and joint Annuitant die during the term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of either the Annuitant or joint Annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the Income Start Date, but before aggregate annuity payments actually received by the Annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of the Annuitant, payments of 50% of the amount that would have been paid if the Annuitant were living will be made for the life of the joint Annuitant.  If the joint Annuitant dies before the Annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the Annuitant and joint Annuitant.  Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain Income Option provides for annuity payments to be made for the term certain selected by the Contract Owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the Commutation Value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit Income Option provides for annuity payments to be made for the term certain selected by the Contract Owner on the application.

The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit Income Option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any Fixed Annuity Payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any Variable Annuity Payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the Commutation Value of the Variable Annuity Payments remaining in the term certain period; and

(2)
is the Commutation Value of the Variable Annuity Payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).

The Commutation Values will be calculated using the Assumed Investment Return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining Variable Annuity Payments will be comprised of two components:

(a)
The non-leveled Variable Annuity Payment component, which will equal the Commutation Value of the Variable Annuity Payments remaining in the term certain period after the next Income Start Date anniversary (which do not include leveled payments); and

(b)
The leveled Variable Annuity Payment component, which will equal the Commutation Value of the remaining leveled Variable Annuity Payments scheduled to be paid until the next Income Start Date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive Fixed Annuity Payments at the same level as prior to the Annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive Variable Annuity Payments for the remainder of the term certain period, based on the number of Annuity Income Units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent Variable Annuity Payment; and

(2)
is the dollar amount of the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).

Nationwide will proportionately adjust the number of Annuity Income Units to equal the number of Annuity Income Units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the Contract Value to other Sub-Accounts.  Each remaining Variable Annuity Payment will reflect the adjusted number of Annuity Income Units and the performance of the Sub-Accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the Annuitant's death, the leveled Variable Annuity Payments will continue at the same level until the next Income Start Date anniversary and will not be included in the adjusted Variable Annuity Payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the Commutation Value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the Assumed Investment Return elected by the Contract Owner.

Any Other Option

Income Options not set forth in this provision may be available.  Both Nationwide and the Contract Owner must approve any Income Option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Income Start Date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the Annuitant.  Subject to the "Required Distributions" provisions in "Appendix E: Contract Types and Tax Information" the Annuitant will be entitled to receive scheduled annuity payments.

If the Contract Owner who is also the Annuitant dies before the Income Start Date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the Annuitant dies before the Income Start Date, the contract will terminate and Nationwide will pay the Contract Value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a Contract Owner (including a joint owner) dies on or after the Income Start Date, annuity payments will continue under the elected Income Option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the Annuitant.

Death of Annuitant

If the Annuitant dies on or after the Income Start Date, the terms of the Income Option elected by the Contract Owner will apply.

Once Nationwide is notified of the Annuitant's (and joint Annuitant's, if applicable) death, any remaining term certain fixed or Variable Annuity Payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected Income Option will also be suspended for this period.  In addition, the Commutation Value of any remaining term certain Variable Annuity Payments will be transferred to the money market Investment Option no later than the Valuation Date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions at the Service Center , Nationwide will make any payments that were suspended.  The amount of each suspended Variable Annuity Payment will be determined using the Annuity Income Unit values for the money market Investment Option on the date the Variable Annuity Payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or Variable Annuity Payments have resumed, the beneficiary shall have the right to make any transfers to other Investment Options allowed by the contract.

Instructions regarding payment of any death benefit provided by the Income Option selected must be submitted in writing to the Service Center .  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to Contract Owners all statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated Investment Options.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit

Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.  In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and

Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-79327

Appendix A: Investment Options

Below is a list of the available Investment Options and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Investment Options invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Investment Option assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Investment Option primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Investment Option may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal( SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 20 12
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to Fixed Annuity Payments.

Interests in Fixed Annuity Payments purchased under the contracts are supported by Nationwide's General Account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract Owners not allocating all of their single purchase payment to the Variable Account for the purchase of Variable Annuity Payments may allocate their single purchase payment to Nationwide's General Account for the purchase of Fixed Annuity Payments.  Alternatively, Contract Owners may allocate their single purchase payment to the General Account and the Variable Account for the purchase of a combination of fixed and Variable Annuity Payments.

Amounts originally allocated for the purchase of Fixed Annuity Payments may not be reallocated to the Variable Account to purchase Variable Annuity Payments.  However, subject to certain terms and conditions, Contract Owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide Fixed Annuity Payments, and each amount subsequent amount allocated to provide Fixed Annuity Payments as a result of one or more variable to fixed transfers, constitute an independent series of Fixed Annuity Payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed Annuity Payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed Annuity Payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some Income Options;

•
required under the terms of the Income Option elected.  For example, under the joint and last survivor Income Option, annuity payments continuing to a survivor after the death of either the Annuitant or joint Annuitant may be reduced if the Contract Owner selected a continuation percentage of less than 100%.  Other Income Options may provide for similar reductions in Fixed Annuity Payments.

Fixed Annuity Payments will be increased if the Contract Owner makes one or more variable to fixed transfers.

When the Contract Owner allocates all or part of the single purchase payment for the purchase of Fixed Annuity Payments, or if the Contract Owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of Fixed Annuity Payments, or, in the case of a variable to fixed transfer, the amount transferred from the Variable Account to purchase Fixed Annuity Payments;

•	the age of the Annuitant (and joint Annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the Annuitant (and joint Annuitant, if any) at the time of contract issuance;

•	the Income Option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the Income Start Date or the date Fixed Annuity Payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of Fixed Annuity Payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase Fixed Annuity Payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different Fixed Annuity Payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed Annuity Payments may be purchased in conjunction with any of the Income Options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of Fixed Annuity Payments.  The Commutation Value of Fixed Annuity Payments is the value of future guaranteed Fixed Annuity Payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the Commutation Value of Fixed Annuity Payments.

First, under term certain Income Options, the Contract Owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for Fixed Annuity Payments, it is necessary to know the Commutation Value of Fixed Annuity Payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going Fixed Annuity Payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)

Second, for those Income Options that provide a death benefit based on Commutation Values, the Commutation Value of remaining Fixed Annuity Payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as Fixed Annuity Payments are concerned.

It may also be necessary to calculate the Commutation Value of Fixed Annuity Payments when a Contract Owner and/or Annuitant die prior to the Income Start Date.

The Adjusted Contract Rate

For purposes of calculating the Commutation Value of guaranteed Fixed Annuity Payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the Commutation Value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) - CMT(i); where

CMT(c) =	the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) =
the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain Income Options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from Variable Annuity Payment allocations as well as Fixed Annuity Payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the Assumed Investment Return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one Income Start Date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first Variable Annuity Payment will be lower if the Contract Owner selected a 3.5% AIR than if the Contract Owner selected a 5.0% AIR.  However, subsequent Variable Annuity Payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.

A Contract Owner's variable annuity income will differ from the income shown if the actual returns of the Investment Options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the Investment Options chosen, the Contract Owner's life span, and the Income Option chosen.  The Annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each Investment Option will incur expenses at an average annualized rate of 0.95% of the average Daily Net Assets of the Investment Option.  The insurance charges are calculated at an annualized rate of 1.25% of the average Daily Net Assets of the Variable Account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Assumptions:
Annuitant: Male, Age 70
Date of Birth: 01/01/30
Annuity Purchase Amount: $100,000
Income Option: Single Life with a 10 Year Term Certain
Income Start Date: 01/01/00
Variable Annuity Percentage: 100%
Payment Frequency: Monthly

Appendix D: Condensed Financial Information

The following tables reflect Accumulation Unit values for the units of the Sub-Accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.

The following Sub-Accounts were added to the Variable Account effective May 1, 2012, therefore; no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

No Additional Contract Options Elected - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215556	11.747971	4.75%	1,117
2010	10.068761	11.215556	11.39%	1,236
2009	8.472197	10.068761	18.84%	1,363
2008	14.466786	8.472197	-41.44%	1,499
2007	13.971839	14.466786	3.54%	1,644
2006	12.094129	13.971839	15.53%	1,798
2005	11.708653	12.094129	3.29%	1,963
2004	10.660536	11.708653	9.83%	0
2003*	10.000000	10.660536	6.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.721219	15.088886	-9.76%	1,124
2010	13.376095	16.721219	25.01%	337
2009	9.495046	13.376095	40.87%	363
2008	14.965038	9.495046	-36.55%	391
2007	14.927481	14.965038	0.25%	419
2006	13.236164	14.927481	12.78%	450
2005	12.569700	13.236164	5.30%	1,090
2004	10.689767	12.569700	17.59%	0
2003*	10.000000	10.689767	6.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.776476	14.099100	10.35%	66,890
2010	12.308103	12.776476	3.81%	70,803
2009	11.308735	12.308103	8.84%	85,289
2008	11.636753	11.308735	-2.82%	106,360
2007	10.763004	11.636753	8.12%	107,223
2006	10.728572	10.763004	0.32%	98,314
2005	10.696844	10.728572	0.30%	222,391
2004	10.237378	10.696844	4.49%	856
2003*	10.000000	10.237378	2.37%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.145746	13.385756	1.83%	22,210
2010	11.662225	13.145746	12.72%	24,765
2009	10.000143	11.662225	16.62%	28,629
2008	15.481418	10.000143	-35.41%	32,196
2007	15.689047	15.481418	-1.32%	35,807
2006	13.568544	15.689047	15.63%	40,123
2005	13.131678	13.568544	3.33%	239,843
2004	11.768787	13.131678	11.58%	0
2003	9.213262	11.768787	27.74%	96
2002	11.571520	9.213262	-20.38%	3,485

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.400100	14.100594	-2.08%	16,214
2010	12.256429	14.400100	17.49%	19,407
2009	9.561908	12.256429	28.18%	19,506
2008	12.826795	9.561908	-25.45%	22,059
2007	13.312954	12.826795	-3.65%	24,953
2006	11.213063	13.312954	18.73%	4,859
2005*	10.000000	11.213063	12.13%	5,986
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.089237	12.455436	-4.84%	20,205
2010	12.076097	13.089237	8.39%	13,457
2009*	10.000000	12.076097	20.76%	4,020
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.310131	15.204228	-0.69%	24,675
2010	12.321501	15.310131	24.26%	34,169
2009	9.979863	12.321501	23.46%	38,038
2008	14.628661	9.979863	-31.78%	38,615
2007	14.912520	14.628661	-1.90%	48,169
2006	13.198697	14.912520	12.98%	49,400
2005	12.463747	13.198697	5.90%	88,187
2004	10.355238	12.463747	20.36%	2,209
2003	7.610820	10.355238	36.06%	743
2002*	10.000000	7.610820	-23.89%	17,848
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478851	11.437824	-0.36%	3,648
2010	10.124093	11.478851	13.38%	3,888
2009	7.664898	10.124093	32.08%	4,661
2008	11.836884	7.664898	-35.25%	4,958
2007	11.121665	11.836884	6.43%	5,324
2006	10.313177	11.121665	7.84%	7,855
2005	10.078937	10.313177	2.32%	287,872
2004	9.609681	10.078937	4.88%	0
2003	7.722981	9.609681	24.43%	0
2002	11.006915	7.722981	-29.84%	261
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074179	13.153502	0.61%	125,179
2010	11.528882	13.074179	13.40%	151,272
2009	9.241214	11.528882	24.76%	161,410
2008	14.888051	9.241214	-37.93%	178,041
2007	14.324729	14.888051	3.93%	187,272
2006	12.559128	14.324729	14.06%	188,695
2005	12.147726	12.559128	3.39%	799,340
2004	11.118412	12.147726	9.26%	7,442
2003	8.771190	11.118412	26.76%	1,456
2002	11.440825	8.771190	-23.33%	41,029

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.489599	15.598402	7.65%	27,827
2010	12.723920	14.489599	13.88%	29,531
2009	10.513296	12.723920	21.03%	34,475
2008	15.112442	10.513296	-30.43%	36,030
2007	14.285838	15.112442	5.79%	47,925
2006	12.419725	14.285838	15.03%	61,446
2005	12.049000	12.419725	3.08%	368,495
2004	11.615394	12.049000	3.73%	0
2003	9.707308	11.615394	19.66%	96
2002	11.803122	9.707308	-17.76%	1,613
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.432093	8.853615	-15.13%	0
2010	8.075468	10.432093	29.18%	0
2009	6.502407	8.075468	24.19%	0
2008	10.581711	6.502407	-38.55%	0
2007	12.078880	10.581711	-12.39%	0
2006	11.815361	12.078880	2.23%	0
2005	11.334718	11.815361	4.24%	0
2004	10.336480	11.334718	9.66%	0
2003*	10.000000	10.336480	3.36%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.991291	11.189359	-6.69%	0
2010	10.745277	11.991291	11.60%	0
2009	9.606853	10.745277	11.85%	0
2008	13.832225	9.606853	-30.55%	0
2007	12.776417	13.832225	8.26%	0
2006	11.174187	12.776417	14.34%	0
2005	11.126609	11.174187	0.43%	0
2004	10.519530	11.126609	5.77%	0
2003*	10.000000	10.519530	5.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.233427	16.395358	1.00%	66,419
2010	15.150425	16.233427	7.15%	76,132
2009	12.738951	15.150425	18.93%	86,216
2008	13.914256	12.738951	-8.45%	116,276
2007	13.371467	13.914256	4.06%	129,160
2006	13.000205	13.371467	2.86%	140,825
2005	12.995693	13.000205	0.03%	312,788
2004	12.700446	12.995693	2.32%	2,419
2003	12.290233	12.700446	3.34%	1,193
2002	11.386105	12.290233	7.94%	3,950
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.469404	12.261246	-1.67%	974
2010	11.219591	12.469404	11.14%	1,330
2009	9.165923	11.219591	22.41%	1,831
2008	12.403881	9.165923	-26.10%	2,431
2007	11.585934	12.403881	7.06%	2,743
2006	10.706491	11.585934	8.21%	3,171
2005*	10.000000	10.706491	7.06%	977

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.546367	12.236028	-2.47%	4,151
2010	11.112765	12.546367	12.90%	4,610
2009	8.754255	11.112765	26.94%	5,095
2008	13.192339	8.754255	-33.64%	5,604
2007	12.149289	13.192339	8.59%	1,206
2006	11.013523	12.149289	10.31%	1,316
2005*	10.000000	11.013523	10.14%	379
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.423867	11.921764	-4.04%	18,151
2010	10.855980	12.423867	14.44%	20,811
2009	8.380464	10.855980	29.54%	23,975
2008	13.726255	8.380464	-38.95%	24,989
2007	12.514327	13.726255	9.68%	10,880
2006	11.221906	12.514327	11.52%	3,182
2005*	10.000000	11.221906	12.22%	372
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.137015	16.043285	-6.38%	11,700
2010	14.563801	17.137015	17.67%	12,074
2009	9.993789	14.563801	45.73%	15,235
2008	22.196567	9.993789	-54.98%	18,683
2007	15.434380	22.196567	43.81%	14,590
2006	13.402323	15.434380	15.16%	10,959
2005*	10.000000	13.402323	34.02%	4,964
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.794276	14.735197	-0.40%	91,574
2010	13.017361	14.794276	13.65%	102,711
2009	10.137667	13.017361	28.41%	119,323
2008	17.918117	10.137667	-43.42%	133,127
2007	17.892525	17.918117	0.14%	153,650
2006	15.088589	17.892525	18.58%	170,739
2005	14.447194	15.088589	4.44%	833,906
2004	13.134952	14.447194	9.99%	300
2003	10.214304	13.134952	28.59%	0
2002	12.462000	10.214304	-18.04%	8,231
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912423	12.769356	-1.11%	43,793
2010	10.540147	12.912423	22.51%	48,915
2009	8.329103	10.540147	26.55%	54,525
2008	15.985215	8.329103	-47.89%	61,549
2007	12.759957	15.985215	25.28%	64,455
2006	12.106070	12.759957	5.40%	62,580
2005	11.600743	12.106070	4.36%	515,706
2004	11.376316	11.600743	1.97%	4
2003	8.676036	11.376316	31.12%	0
2002	12.587267	8.676036	-31.07%	2,849

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.591116	13.948535	2.63%	7,208
2010	12.095392	13.591116	12.37%	9,394
2009	8.519187	12.095392	41.98%	10,836
2008	11.512518	8.519187	-26.00%	12,144
2007	11.357330	11.512518	1.37%	13,868
2006	10.344409	11.357330	9.79%	16,809
2005	10.217205	10.344409	1.24%	74,317
2004	9.451656	10.217205	8.10%	0
2003	7.538157	9.451656	25.38%	384
2002	7.367024	7.538157	2.32%	653
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.928768	13.687953	5.87%	31,533
2010	12.158698	12.928768	6.33%	36,277
2009	10.644234	12.158698	14.23%	45,839
2008	11.152038	10.644234	-4.55%	45,866
2007	10.837555	11.152038	2.90%	71,111
2006	10.521925	10.837555	3.00%	54,571
2005	10.437626	10.521925	0.81%	88,768
2004	10.132142	10.437626	3.01%	184
2003*	10.000000	10.132142	1.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.276338	17.850276	-11.96%	26,406
2010	15.969957	20.276338	26.97%	28,969
2009	11.571985	15.969957	38.01%	34,309
2008	19.403947	11.571985	-40.36%	42,254
2007	17.037613	19.403947	13.89%	44,994
2006	15.348956	17.037613	11.00%	38,613
2005	13.169953	15.348956	16.55%	62,513
2004	10.698680	13.169953	23.10%	144
2003*	10.000000	10.698680	6.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.038362	12.292184	-18.26%	7,746
2010	13.477523	15.038362	11.58%	12,197
2009	10.794322	13.477523	24.86%	13,523
2008	19.473097	10.794322	-44.57%	16,260
2007	16.825747	19.473097	15.73%	27,450
2006	14.445584	16.825747	16.48%	32,236
2005	12.295261	14.445584	17.49%	75,699
2004	10.971102	12.295261	12.07%	0
2003	7.757996	10.971102	41.42%	0
2002	9.862700	7.757996	-21.34%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.996170	12.246683	-18.33%	28,307
2010	13.437646	14.996170	11.60%	34,438
2009	10.757924	13.437646	24.91%	41,885
2008	19.411921	10.757924	-44.58%	46,012
2007	16.770243	19.411921	15.75%	50,426
2006	14.397587	16.770243	16.48%	39,565
2005	12.259263	14.397587	17.44%	100,227
2004*	10.000000	12.259263	22.59%	820

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.810348	13.331454	-9.99%	8,306
2010	11.860125	14.810348	24.88%	10,040
2009	7.630562	11.860125	55.43%	12,014
2008	15.826899	7.630562	-51.79%	15,769
2007	15.178387	15.826899	4.27%	25,582
2006	13.227488	15.178387	14.75%	29,117
2005	13.060805	13.227488	1.28%	54,639
2004	11.603120	13.060805	12.56%	0
2003	7.446470	11.603120	55.82%	690
2002*	10.000000	7.446470	-25.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.793823	11.924398	1.11%	53,806
2010	10.599753	11.793823	11.27%	67,159
2009	7.916115	10.599753	33.90%	72,888
2008	11.396036	7.916115	-30.54%	70,827
2007	11.123200	11.396036	2.45%	54,183
2006*	10.000000	11.123200	11.23%	29,347
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.671698	13.264311	4.68%	41,586
2010	10.636241	12.671698	19.14%	39,451
2009	9.178848	10.636241	15.88%	45,301
2008	12.750528	9.178848	-28.01%	52,893
2007	13.269467	12.750528	-3.91%	64,129
2006	11.472529	13.269467	15.66%	72,752
2005	11.232480	11.472529	2.14%	167,272
2004	10.247554	11.232480	9.61%	901
2003*	10.000000	10.247554	2.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.674194	15.847002	-4.96%	23,839
2010	13.168615	16.674194	26.62%	31,220
2009	10.324935	13.168615	27.54%	38,054
2008	15.609664	10.324935	-33.86%	41,985
2007	16.193756	15.609664	-3.61%	38,304
2006	14.017788	16.193756	15.52%	37,491
2005	13.050590	14.017788	7.41%	54,273
2004	10.679693	13.050590	22.20%	977
2003*	10.000000	10.679693	6.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.243283	8.987230	-2.77%	3,978
2010	8.489692	9.243283	8.88%	4,325
2009	6.600419	8.489692	28.62%	2,765
2008*	10.000000	6.600419	-34.00%	2,693

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.883736	15.690589	-16.91%	14,955
2010	16.272686	18.883736	16.05%	16,559
2009	9.545392	16.272686	70.48%	18,098
2008	20.424312	9.545392	-53.26%	20,608
2007	16.071961	20.424312	27.08%	23,091
2006	12.698125	16.071961	26.57%	17,154
2005*	10.000000	12.698125	26.98%	24,526
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.871877	14.006949	-11.75%	1,784
2010	14.826263	15.871877	7.05%	1,946
2009	10.955666	14.826263	35.33%	2,121
2008	18.608192	10.955666	-41.12%	4,144
2007	16.322062	18.608192	14.01%	5,496
2006	13.609486	16.322062	19.93%	6,397
2005	12.509221	13.609486	8.80%	18,386
2004	10.687308	12.509221	17.05%	0
2003*	10.000000	10.687308	6.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.442913	12.739584	-11.79%	17,914
2010	13.491423	14.442913	7.05%	20,536
2009	9.958058	13.491423	35.48%	23,174
2008	16.917785	9.958058	-41.14%	31,656
2007	14.840751	16.917785	14.00%	35,541
2006	12.372710	14.840751	19.95%	34,461
2005	11.376180	12.372710	8.76%	59,700
2004*	10.000000	11.376180	13.76%	1,237
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.622077	16.278530	-2.07%	19,512
2010	14.716298	16.622077	12.95%	25,879
2009	12.556261	14.716298	17.20%	30,567
2008	11.972125	12.556261	4.88%	27,390
2007	10.919750	11.972125	9.64%	20,473
2006	9.799086	10.919750	11.44%	13,665
2005*	10.000000	9.799086	-2.01%	15,611
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.326248	21.375327	-8.36%	12,921
2010	21.735727	23.326248	7.32%	5,785
2009	18.101080	21.735727	20.08%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.283509	15.297370	0.09%	4,875
2010	14.314603	15.283509	6.77%	7,409
2009	11.542833	14.314603	24.01%	7,927
2008	13.925434	11.542833	-17.11%	7,919
2007	12.787179	13.925434	8.90%	2,342
2006	11.727222	12.787179	9.04%	3,983
2005	11.030242	11.727222	6.32%	8,941
2004	10.314462	11.030242	6.94%	0
2003*	10.000000	10.314462	3.14%	0

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722280	8.934517	-8.10%	25,912
2010	9.246199	9.722280	5.15%	38,542
2009	6.412493	9.246199	44.19%	44,137
2008	11.660629	6.412493	-45.01%	40,646
2007	8.642729	11.660629	34.92%	32,984
2006	8.020653	8.642729	7.76%	29,751
2005	7.215824	8.020653	11.15%	87,496
2004	6.194175	7.215824	16.49%	0
2003	5.216955	6.194175	18.73%	0
2002	6.283990	5.216955	-16.98%	1,195
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.008333	4.517653	-9.80%	2,469
2010	4.077032	5.008333	22.84%	2,729
2009	2.631430	4.077032	54.94%	3,021
2008	4.756180	2.631430	-44.67%	3,445
2007	3.957908	4.756180	20.17%	3,827
2006	3.716911	3.957908	6.48%	4,566
2005	3.374104	3.716911	10.16%	28,760
2004	3.397584	3.374104	-0.69%	0
2003	2.348897	3.397584	44.65%	0
2002	4.027049	2.348897	-41.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.336409	11.583679	-33.18%	8,156
2010	14.042580	17.336409	23.46%	8,927
2009	7.941109	14.042580	76.83%	12,153
2008	16.834173	7.941109	-52.83%	16,157
2007	13.317081	16.834173	26.41%	17,711
2006	9.196737	13.317081	44.80%	20,358
2005	7.058336	9.196737	30.30%	78,544
2004	6.022291	7.058336	17.20%	0
2003	4.533041	6.022291	32.85%	0
2002	6.183160	4.533041	-26.69%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.374816	12.265664	-0.88%	13,767
2010	11.173604	12.374816	10.75%	15,052
2009	8.134716	11.173604	37.36%	17,229
2008	13.071783	8.134716	-37.77%	17,864
2007	11.923591	13.071783	9.63%	19,750
2006	11.252200	11.923591	5.97%	22,488
2005	10.932163	11.252200	2.93%	62,111
2004	10.157854	10.932163	7.62%	975
2003*	10.000000	10.157854	1.58%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.293898	14.049748	-1.71%	17,921
2010	13.014934	14.293898	9.83%	21,361
2009	10.763214	13.014934	20.92%	15,759
2008	16.205840	10.763214	-33.58%	19,144
2007	15.253770	16.205840	6.24%	22,698
2006	12.817901	15.253770	19.00%	18,892
2005	12.191297	12.817901	5.14%	26,763
2004	10.751630	12.191297	13.39%	539
2003*	10.000000	10.751630	7.52%	0

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.915339	7.762626	-1.93%	5,305
2010	6.721715	7.915339	17.76%	6,203
2009	5.099795	6.721715	31.80%	7,140
2008	8.425771	5.099795	-39.47%	8,276
2007	7.137919	8.425771	18.04%	9,571
2006	6.808112	7.137919	4.84%	10,947
2005	6.473239	6.808112	5.17%	28,810
2004	6.060807	6.473239	6.80%	0
2003	4.623680	6.060807	31.08%	0
2002	6.568981	4.623680	-29.61%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.960429	13.875428	-0.61%	75,331
2010	12.459482	13.960429	12.05%	91,597
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257868	10.224031	-0.33%	99,121
2010	9.273251	10.257868	10.62%	104,691
2009	7.609027	9.273251	21.87%	116,592
2008	10.972607	7.609027	-30.65%	124,934
2007	10.469308	10.972607	4.81%	39,343
2006*	10.000000	10.469308	4.69%	22,383
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964216	11.447284	4.41%	18,599
2010	10.475482	10.964216	4.67%	41,991
2009	9.458857	10.475482	10.75%	47,991
2008	10.627782	9.458857	-11.00%	24,305
2007	10.451366	10.627782	1.69%	23,350
2006*	10.000000	10.451366	4.51%	1,696
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.307734	10.127105	-10.44%	25,155
2010	10.288170	11.307734	9.91%	32,294
2009	7.357433	10.288170	39.83%	36,352
2008	12.142021	7.357433	-39.41%	43,007
2007	10.752059	12.142021	12.93%	43,570
2006*	10.000000	10.752059	7.52%	22,418
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.007247	9.419098	-5.88%	34,357
2010	8.573945	10.007247	16.72%	37,906
2009	6.256195	8.573945	37.05%	40,958
2008	11.356722	6.256195	-44.91%	40,561
2007	10.278312	11.356722	10.49%	39,955
2006*	10.000000	10.278312	2.78%	7,714

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.485198	8.192020	-3.46%	31,730
2010	7.742763	8.485198	9.59%	38,037
2009	5.999507	7.742763	29.06%	56,798
2008	9.809470	5.999507	-38.84%	61,030
2007*	10.000000	9.809470	-1.91%	49,128
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.287312	17.723460	2.52%	13,822
2010	15.470945	17.287312	11.74%	15,854
2009	10.730712	15.470945	44.17%	17,311
2008	15.090339	10.730712	-28.89%	26,170
2007	14.817911	15.090339	1.84%	30,813
2006	13.566462	14.817911	9.22%	40,429
2005	13.418308	13.566462	1.10%	153,214
2004	12.342012	13.418308	8.72%	209
2003	10.221629	12.342012	20.74%	0
2002	10.027593	10.221629	1.94%	241
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.312097	13.646569	2.51%	27,774
2010	11.912792	13.312097	11.75%	36,622
2009	8.258152	11.912792	44.25%	43,131
2008	11.630759	8.258152	-29.00%	56,887
2007	11.417078	11.630759	1.87%	50,365
2006	10.453271	11.417078	9.22%	22,811
2005*	10.000000	10.453271	4.53%	104,103
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861580	7.734260	-12.72%	15,849
2010	7.762224	8.861580	14.16%	24,843
2009	5.138900	7.762224	51.05%	27,578
2008*	10.000000	5.138900	-48.61%	388
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711597	9.285484	-4.39%	0
2010	7.957915	9.711597	22.04%	0
2009	6.126637	7.957915	29.89%	0
2008*	10.000000	6.126637	-38.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219895	9.956667	-2.58%	20,601
2010	9.373787	10.219895	9.03%	22,444
2009	7.922177	9.373787	18.32%	24,285
2008*	10.000000	7.922177	-20.78%	928

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	16,826
2009	7.199765	8.827775	22.61%	18,563
2008*	10.000000	7.199765	-28.00%	20,360
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.679483	10.695079	0.15%	12,209
2010	10.126015	10.679483	5.47%	10,363
2009	9.072864	10.126015	11.61%	11,128
2008*	10.000000	9.072864	-9.27%	3,576
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.009410	9.653974	-3.55%	15,608
2010	9.101202	10.009410	9.98%	26,419
2009	7.557700	9.101202	20.42%	28,880
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561977	9.001558	-5.86%	24,417
2010	8.545465	9.561977	11.90%	25,853
2009	6.836576	8.545465	25.00%	27,370
2008*	10.000000	6.836576	-31.63%	25,562
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388154	10.230827	-1.51%	1,655
2010	9.648048	10.388154	7.67%	1,785
2009	8.302301	9.648048	16.21%	1,922
2008*	10.000000	8.302301	-16.98%	892
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.200187	11.789974	5.27%	0
2010	10.594362	11.200187	5.72%	1,357
2009	9.862143	10.594362	7.42%	1,741
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.086780	12.657925	4.73%	1,718
2010	11.321157	12.086780	6.76%	1,331
2009	9.846106	11.321157	14.98%	1,807
2008*	10.000000	9.846106	-1.54%	2,299
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.987329	19.920861	-23.34%	3,132
2010	22.651951	25.987329	14.72%	3,360
2009	14.045719	22.651951	61.27%	4,268
2008	33.675844	14.045719	-58.29%	4,524
2007	23.426504	33.675844	43.75%	4,918
2006	17.351085	23.426504	35.01%	5,247
2005	13.246644	17.351085	30.98%	18,849
2004	11.109704	13.246644	19.23%	0
2003	6.807349	11.109704	63.20%	0
2002	8.132085	6.807349	-16.29%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.635227	21.945666	-23.36%	7,088
2010	24.951644	28.635227	14.76%	8,352
2009	15.455536	24.951644	61.44%	9,828
2008	37.115561	15.455536	-58.36%	9,897
2007	25.824796	37.115561	43.72%	12,959
2006	19.137690	25.824796	34.94%	7,808
2005	14.608663	19.137690	31.00%	13,071
2004*	10.000000	14.608663	46.09%	908
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.974347	16.919707	5.92%	71,218
2010	15.438298	15.974347	3.47%	82,767
2009	15.224418	15.438298	1.40%	93,362
2008	14.312279	15.224418	6.37%	116,227
2007	13.526164	14.312279	5.81%	127,314
2006	13.254058	13.526164	2.05%	140,155
2005	12.997203	13.254058	1.98%	364,157
2004	12.745923	12.997203	1.97%	147
2003	12.654152	12.745923	0.73%	134
2002	11.546116	12.654152	9.60%	3,457
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900361	10.604322	-10.89%	901
2010	10.637128	11.900361	11.88%	963
2009	8.303713	10.637128	28.10%	1,660
2008	15.588521	8.303713	-46.73%	1,965
2007	12.416347	15.588521	25.55%	2,281
2006	9.455883	12.416347	31.31%	2,610
2005	7.353676	9.455883	28.59%	4,108
2004	6.521138	7.353676	12.77%	0
2003	4.869101	6.521138	33.93%	0
2002	6.496891	4.869101	-25.05%	1,209
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.791317	6.924704	-11.12%	12,973
2010	6.982004	7.791317	11.59%	7,153
2009	5.461818	6.982004	27.83%	8,052
2008*	10.000000	5.461818	-45.38%	5,501
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.888768	7.649968	-13.94%	1,550
2010	8.381156	8.888768	6.06%	1,854
2009	6.599237	8.381156	27.00%	924
2008	11.743033	6.599237	-43.80%	1,176
2007	10.871766	11.743033	8.01%	239
2006*	10.000000	10.871766	8.72%	3,597

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.780903	13.073974	-5.13%	119,620
2010	12.174286	13.780903	13.20%	95,248
2009	9.691703	12.174286	25.62%	101,473
2008	15.540025	9.691703	-37.63%	122,867
2007	14.852830	15.540025	4.63%	130,377
2006	12.869465	14.852830	15.41%	135,285
2005	12.074239	12.869465	6.59%	183,220
2004	10.723013	12.074239	12.60%	0
2003	8.234496	10.723013	30.22%	0
2002*	10.000000	8.234496	-17.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.389091	13.098350	-2.17%	0
2010	12.102502	13.389091	10.63%	0
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726522	12.936126	1.65%	40,221
2010	12.170443	12.726522	4.57%	46,284
2009	11.298120	12.170443	7.72%	50,750
2008	12.174397	11.298120	-7.20%	51,141
2007	11.699753	12.174397	4.06%	53,673
2006	11.159571	11.699753	4.84%	61,920
2005	10.938716	11.159571	2.02%	271,630
2004	10.584735	10.938716	3.34%	0
2003	9.933326	10.584735	6.56%	0
2002*	10.000000	9.933326	-0.67%	1,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.512010	13.338062	-1.29%	576,336
2010	12.336608	13.512010	9.53%	638,536
2009	10.486186	12.336608	17.65%	706,094
2008	13.826087	10.486186	-24.16%	754,269
2007	13.252053	13.826087	4.33%	806,933
2006	12.051166	13.252053	9.96%	812,446
2005	11.584213	12.051166	4.03%	1,483,835
2004	10.709575	11.584213	8.17%	24,602
2003	9.033690	10.709575	18.55%	0
2002*	10.000000	9.033690	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.817929	13.355371	-3.35%	236,158
2010	12.401149	13.817929	11.42%	266,554
2009	10.095565	12.401149	22.84%	298,099
2008	14.901132	10.095565	-32.25%	327,193
2007	14.216422	14.901132	4.82%	327,675
2006	12.568358	14.216422	13.11%	310,101
2005	11.886380	12.568358	5.74%	534,245
2004	10.738253	11.886380	10.69%	8,590
2003	8.586354	10.738253	25.06%	26,123
2002*	10.000000	8.586354	-14.14%	341

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298880	13.403862	0.79%	170,186
2010	12.410250	13.298880	7.16%	183,263
2009	10.969951	12.410250	13.13%	199,159
2008	13.076032	10.969951	-16.11%	226,759
2007	12.509474	13.076032	4.53%	242,029
2006	11.683322	12.509474	7.07%	277,140
2005	11.322864	11.683322	3.18%	595,122
2004	10.700165	11.322864	5.82%	3,109
2003	9.530058	10.700165	12.28%	0
2002*	10.000000	9.530058	-4.70%	35,027
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.914433	13.433936	-3.45%	170,385
2010	12.950830	13.914433	7.44%	205,481
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.786191	26.741414	-3.76%	26,180
2010	22.295780	27.786191	24.63%	26,699
2009	16.509748	22.295780	35.05%	29,766
2008	26.314008	16.509748	-37.26%	35,674
2007	24.775941	26.314008	6.21%	39,424
2006	22.830881	24.775941	8.52%	47,037
2005	20.623786	22.830881	10.70%	104,694
2004	18.045837	20.623786	14.29%	243
2003	13.571367	18.045837	32.97%	0
2002	16.226571	13.571367	-16.36%	3,391
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.820354	11.673013	-1.25%	118,026
2010	11.969960	11.820354	-1.25%	118,477
2009	12.116391	11.969960	-1.21%	115,182
2008	12.022852	12.116391	0.78%	128,880
2007	11.619013	12.022852	3.48%	128,825
2006	11.255765	11.619013	3.23%	240,888
2005	11.101653	11.255765	1.39%	1,953,289
2004	11.151696	11.101653	-0.45%	589
2003	11.222643	11.151696	-0.63%	0
2002	11.228670	11.222643	-0.05%	21,700
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.438470	17.134094	4.23%	33,459
2010	15.052787	16.438470	9.21%	37,406
2009	12.255431	15.052787	22.83%	39,325
2008	15.005176	12.255431	-18.33%	52,562
2007	14.524404	15.005176	3.31%	58,884
2006	14.029010	14.524404	3.53%	57,500
2005	13.903003	14.029010	0.91%	131,498
2004	13.215501	13.903003	5.20%	0
2003	11.936481	13.215501	10.72%	0
2002	11.274938	11.936481	5.87%	1,657

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.239879	8.269930	-10.50%	26,619
2010	8.205050	9.239879	12.61%	30,006
2009	6.088932	8.205050	34.75%	32,966
2008*	10.000000	6.088932	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.359319	10.201786	-17.46%	195
2010	11.818994	12.359319	4.57%	212
2009	9.241535	11.818994	27.89%	230
2008	17.486107	9.241535	-47.15%	249
2007	17.241681	17.486107	1.42%	269
2006	14.263887	17.241681	20.88%	290
2005	12.921038	14.263887	10.39%	352
2004	10.919858	12.921038	18.33%	0
2003*	10.000000	10.919858	9.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902335	9.000646	-17.44%	17,364
2010	10.430049	10.902335	4.53%	20,129
2009	8.156550	10.430049	27.87%	22,929
2008	15.425341	8.156550	-47.12%	29,490
2007	15.211230	15.425341	1.41%	34,365
2006	12.583700	15.211230	20.88%	36,097
2005	11.397535	12.583700	10.41%	88,514
2004*	10.000000	11.397535	13.98%	254
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225932	8.846061	-4.12%	33,053
2010	8.088157	9.225932	14.07%	38,400
2009	6.311220	8.088157	28.16%	12,876
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.427486	9.697033	-7.01%	2,182
2010*	10.000000	10.427486	4.27%	2,424
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.818891	8.178285	-7.26%	14,962
2010	7.920878	8.818891	11.34%	16,816
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.789588	9.258570	-5.42%	63,872
2010	7.816992	9.789588	25.23%	71,927
2009	6.227072	7.816992	25.53%	78,824
2008*	10.000000	6.227072	-37.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.199792	9.838731	-3.54%	14,600
2010	8.633805	10.199792	18.14%	16,613
2009	6.701262	8.633805	28.84%	18,359
2008*	10.000000	6.701262	-32.99%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.100206	13.834035	-1.89%	8,383
2010	11.382047	14.100206	23.88%	9,572
2009	9.042865	11.382047	25.87%	11,305
2008	17.091260	9.042865	-47.09%	13,392
2007	15.771065	17.091260	8.37%	10,636
2006	15.473935	15.771065	1.92%	11,116
2005	14.496373	15.473935	6.74%	22,480
2004	12.943374	14.496373	12.00%	345
2003	9.762003	12.943374	32.59%	54
2002	14.818626	9.762003	-34.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.270762	30.252307	-6.25%	18,534
2010	25.811790	32.270762	25.02%	20,596
2009	20.709509	25.811790	24.64%	23,203
2008	30.910484	20.709509	-33.00%	26,148
2007	33.621951	30.910484	-8.06%	28,877
2006	29.026603	33.621951	15.83%	32,799
2005	28.516666	29.026603	1.79%	85,809
2004	24.618843	28.516666	15.83%	0
2003	15.893715	24.618843	54.90%	15
2002	22.097595	15.893715	-28.07%	831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.127878	26.232865	-6.74%	23,356
2010	22.728813	28.127878	23.75%	26,546
2009	17.086989	22.728813	33.02%	29,642
2008	27.994447	17.086989	-38.96%	36,293
2007	27.758912	27.994447	0.85%	44,367
2006	25.089017	27.758912	10.64%	44,903
2005	22.619557	25.089017	10.92%	108,927
2004	19.244942	22.619557	17.54%	126
2003	13.820149	19.244942	39.25%	0
2002	16.928867	13.820149	-18.36%	918
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.130640	12.042666	-0.73%	49,637
2010	10.827787	12.130640	12.03%	57,454
2009	8.695593	10.827787	24.52%	62,682
2008	15.066968	8.695593	-42.29%	70,973
2007	14.104765	15.066968	6.82%	78,943
2006	12.569807	14.104765	12.21%	90,632
2005	11.846853	12.569807	6.10%	161,192
2004	10.930890	11.846853	8.38%	0
2003	8.680809	10.930890	25.92%	0
2002	10.636664	8.680809	-18.39%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299999	9.781032	5.17%	72,352
2010	7.234189	9.299999	28.56%	76,481
2009	5.599255	7.234189	29.20%	86,657
2008*	10.000000	5.599255	-44.01%	674

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548150	10.551870	0.04%	5,969
2010	10.429293	10.548150	1.14%	6,828
2009	9.860285	10.429293	5.77%	6,704
2008*	10.000000	9.860285	-1.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.574005	11.738872	-13.52%	0
2010	12.925473	13.574005	5.02%	0
2009*	10.000000	12.925473	28.38%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.219243	11.786225	-3.54%	27,662
2010	10.688060	12.219243	14.33%	31,424
2009	8.419634	10.688060	26.94%	33,552
2008	13.532052	8.419634	-37.78%	44,763
2007	14.014970	13.532052	-3.45%	52,321
2006	12.244340	14.014970	14.46%	64,219
2005	11.893755	12.244340	2.95%	144,100
2004	10.250526	11.893755	16.03%	651
2003	7.897653	10.250526	29.79%	0
2002	10.684106	7.897653	-26.08%	1,229
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573700	10.472043	-0.96%	28,235
2010	10.170049	10.573700	3.97%	20,383
2009	9.087672	10.170049	11.91%	24,007
2008	10.630241	9.087672	-14.51%	22,440
2007	10.275244	10.630241	3.45%	27,135
2006	9.985363	10.275244	2.90%	28,599
2005	9.967544	9.985363	0.18%	104,466
2004	10.015684	9.967544	-0.48%	0
2003*	10.000000	10.015684	0.16%	105
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394092	10.155577	-2.29%	2,551
2010	8.799827	10.394092	18.12%	3,022
2009	7.259416	8.799827	21.22%	3,382
2008	12.145853	7.259416	-40.23%	3,884
2007	12.237442	12.145853	-0.75%	4,471
2006	11.773573	12.237442	3.94%	5,320
2005	11.586478	11.773573	1.61%	15,515
2004	10.487525	11.286478	7.62%	969
2003*	10.000000	10.487525	4.88%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.994219	13.393928	-4.29%	1,064
2010	11.534933	13.994219	21.32%	1,208
2009	8.887810	11.534933	29.78%	1,574
2008	14.862813	8.887810	-40.20%	1,977
2007	13.987076	14.862813	6.26%	3,218
2006	12.456727	13.987076	12.29%	2,897
2005	11.804504	12.456727	5.53%	5,481
2004	10.552559	11.804504	11.86%	0
2003*	10.000000	10.552559	5.53%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.539219	19.511685	-9.41%	18,398
2010	18.807297	21.539219	14.53%	22,412
2009	13.633328	18.807297	37.95%	29,761
2008	23.085020	13.633328	-40.94%	32,361
2007	21.985482	23.085020	5.00%	41,949
2006	18.916877	21.985482	16.22%	31,727
2005	16.753552	18.916877	12.91%	39,671
2004*	10.000000	16.753552	67.54%	1,138
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.584878	12.303213	-9.43%	47,880
2010	11.862818	13.584878	14.52%	52,971
2009	8.594707	11.862818	38.02%	59,502
2008	14.551844	8.594707	-40.94%	68,121
2007	13.861145	14.551844	4.98%	77,186
2006	11.926147	13.861145	16.22%	88,163
2005	10.565033	11.926147	12.88%	231,602
2004	8.978200	10.565033	17.67%	0
2003	6.356923	8.978200	41.23%	0
2002	8.267491	6.356923	-23.11%	4,395
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.844156	2.750878	-3.28%	0
2010	2.520477	2.844156	12.84%	0
2009	2.019020	2.520477	24.84%	0
2008	9.568097	2.019020	-78.90%	0
2007*	10.000000	9.568097	-4.32%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.517951	3.385236	-3.77%	6,674
2010	3.112924	3.517951	13.01%	7,511
2009	2.502845	3.112924	24.38%	8,314
2008	11.829189	2.502845	-78.84%	9,322
2007	12.036191	11.829189	-1.72%	10,820
2006	11.158615	12.036191	7.86%	11,906
2005	11.077356	11.158615	0.73%	41,171
2004	10.316723	11.077356	7.37%	803
2003*	10.000000	10.316723	3.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.690128	13.517400	-1.26%	41,803
2010	11.940024	13.690128	14.66%	53,857
2009	9.425201	11.940024	26.68%	60,330
2008	15.512276	9.425201	-39.24%	71,494
2007	15.044165	15.512276	3.11%	82,806
2006	13.244102	15.044165	13.59%	95,594
2005	12.654982	13.244102	4.66%	232,726
2004	11.707682	12.654982	8.09%	0
2003	9.355937	11.707682	25.14%	1,370
2002	11.667724	9.355937	-19.81%	6,111

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.565384	14.040925	-3.60%	11,138
2010	11.986096	14.565384	21.52%	13,564
2009	8.867308	11.986096	35.17%	14,582
2008	14.484337	8.867308	-38.78%	15,897
2007	14.875772	14.484337	-2.63%	13,112
2006	13.137799	14.875772	13.23%	14,220
2005	12.125632	13.137799	8.35%	31,409
2004	10.302989	12.125632	17.69%	0
2003*	10.000000	10.302989	3.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353550	14.329813	-0.17%	3,031
2010	11.403177	14.353550	25.87%	3,258
2009	8.708048	11.403177	30.95%	3,869
2008	17.313969	8.708048	-49.71%	4,652
2007	16.490117	17.313969	5.00%	4,989
2006	16.218926	16.490117	1.67%	5,348
2005	14.621223	16.218926	10.93%	18,926
2004	12.361526	14.621223	18.28%	0
2003	9.967175	12.361526	24.02%	0
2002	13.978216	9.967175	-28.69%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.745076	12.574831	7.06%	1,772
2010	10.874552	11.745076	8.01%	946
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.378072	11.349481	-0.25%	18,039
2010	10.954048	11.378072	3.87%	2,090
2009*	10.000000	10.954048	9.54%	1,922
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.312147	10.652543	-5.83%	950
2010	10.015281	11.312147	12.95%	1,028
2009	7.812876	10.015281	28.19%	1,111
2008	12.906250	7.812876	-39.46%	1,634
2007	13.910568	12.906250	-7.22%	2,177
2006	12.152566	13.910568	14.47%	2,742
2005	11.694543	12.152566	3.92%	7,051
2004	10.658246	11.694543	9.72%	0
2003*	10.000000	10.658246	6.58%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.860478	11.369608	-17.97%	0
2010	12.756827	13.860478	8.65%	0
2009	10.365012	12.756827	23.08%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.319526	11.616871	-18.87%	0
2010	12.004044	14.319526	19.29%	0
2009	7.416851	12.004044	61.85%	0
2008	11.928081	7.416851	-37.82%	0
2007	11.447914	11.928081	4.19%	0
2006	10.994804	11.447914	4.12%	0
2005	10.533905	10.994804	4.38%	0
2004	10.156107	10.533905	3.72%	0
2003*	10.000000	10.156107	1.56%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548103	11.498337	9.01%	3,222
2010	9.446802	10.548103	11.66%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.442482	11.910410	4.09%	3,151
2010	10.843603	11.442482	5.52%	3,631
2009	10.039135	10.843603	8.01%	4,139
2008	11.353261	10.039135	-11.57%	4,346
2007	10.927517	11.353261	3.90%	4,276
2006	10.684974	10.927517	2.27%	3,368
2005	10.410321	10.684974	2.64%	11,760
2004	10.129517	10.410321	2.77%	0
2003*	10.000000	10.129517	1.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.483287	40.676240	5.70%	2,920
2010	35.509855	38.483287	8.37%	3,330
2009	27.616445	35.509855	28.58%	3,696
2008	32.892265	27.616445	-16.04%	4,443
2007	31.268369	32.892265	5.19%	4,969
2006	28.574908	31.268369	9.43%	5,973
2005	25.777598	28.574908	10.85%	16,173
2004	23.717411	25.777598	8.69%	0
2003	18.783491	23.717411	26.27%	31
2002	17.415214	18.783491	7.86%	358
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.098716	39.673191	-26.67%	604
2010	43.190476	54.098716	25.26%	640
2009	20.516561	43.190476	110.52%	678
2008	58.991911	20.516561	-65.22%	1,754
2007	43.412632	58.991911	35.89%	2,318
2006	31.514704	43.412632	37.75%	2,980
2005	24.176597	31.514704	30.35%	11,367
2004	19.447415	24.176597	24.32%	0
2003	12.772187	19.447415	52.26%	0
2002	13.320519	12.772187	-4.12%	0

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.779398	47.671725	-17.49%	380
2010	45.274087	57.779398	27.62%	417
2009	29.102885	45.274087	55.57%	456
2008	54.704654	29.102885	-46.80%	525
2007	38.113622	54.704654	43.53%	571
2006	31.001698	38.113622	22.94%	621
2005	20.697822	31.001698	49.78%	1,637
2004	16.905954	20.697822	22.43%	0
2003	11.800336	16.905954	43.27%	0
2002	12.298301	11.800336	-4.05%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.388970	15.440558	-5.79%	6,789
2010	13.091373	16.388970	25.19%	7,853
2009*	10.000000	13.091373	30.91%	0

Maximum Additional Contract Options Elected - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.916659	10.282455	3.69%	0
2010	8.993683	9.916659	10.26%	0
2009	7.645037	8.993683	17.64%	0
2008	13.188316	7.645037	-42.03%	0
2007	12.868119	13.188316	2.49%	0
2006	11.252332	12.868119	14.36%	0
2005	11.680790	11.252332	-3.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.483132	14.723614	-10.67%	39,212
2010	13.320343	16.483132	23.74%	41,509
2009	9.552223	13.320343	39.45%	34,318
2008	15.209622	9.552223	-37.20%	2,524
2007	15.327536	15.209622	-0.77%	0
2006	13.729511	15.327536	11.64%	0
2005	12.435531	13.729511	10.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.816879	12.908526	9.24%	76,168
2010	11.500113	11.816879	2.75%	85,408
2009	10.674445	11.500113	7.73%	77,092
2008	11.096433	10.674445	-3.80%	43,603
2007	10.368826	11.096433	7.02%	41,506
2006	10.441102	10.368826	-0.69%	33,771
2005	10.545772	10.441102	-0.99%	41,544
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
2005	9.001893	9.061513	0.66%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.593186	13.175924	-3.07%	17,649
2010	11.687865	13.593186	16.30%	19,439
2009	9.211612	11.687865	26.88%	16,013
2008	12.483546	9.211612	-26.21%	10,727
2007	13.090018	12.483546	-4.63%	7,688
2006	11.137716	13.090018	17.53%	3,891
2005	10.775888	11.137716	3.36%	1,028
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017079	13.779417	-1.70%	0
2010	11.396127	14.017079	23.00%	0
2009	9.324820	11.396127	22.21%	0
2008	13.808682	9.324820	-32.47%	0
2007	14.221505	13.808682	-2.90%	0
2006	12.715512	14.221505	11.84%	0
2005	12.300357	12.715512	3.38%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	0
2009	4.324325	5.653903	30.75%	0
2008	6.746523	4.324325	-35.90%	0
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0
2005	5.874922	5.999106	2.11%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.099441	8.066253	-0.41%	70,409
2010	7.215119	8.099441	12.26%	87,315
2009	5.842587	7.215119	23.49%	91,345
2008	9.509256	5.842587	-38.56%	46,105
2007	9.243565	9.509256	2.87%	45,883
2006	8.186900	9.243565	12.91%	36,732
2005	8.009176	8.186900	2.22%	99,761
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685194	10.321021	6.56%	11,015
2010	8.591886	9.685194	12.72%	12,080
2009	7.171759	8.591886	19.80%	4,262
2008	10.414758	7.171759	-31.14%	131
2007	9.946363	10.414758	4.71%	146
2006	8.735295	9.946363	13.86%	163
2005	8.787858	8.735295	-0.60%	598
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.327610	7.836158	-15.99%	0
2010	7.294246	9.327610	27.88%	0
2009	5.933484	7.294246	22.93%	0
2008	9.754979	5.933484	-39.17%	0
2007	11.249822	9.754979	-13.29%	0
2006	11.116686	11.249822	1.20%	0
2005	10.673921	11.116686	4.15%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404900	9.610931	-7.63%	0
2010	9.419008	10.404900	10.47%	0
2009	8.507277	9.419008	10.72%	0
2008	12.374616	8.507277	-31.25%	0
2007	11.547634	12.374616	7.16%	0
2006	10.202498	11.547634	13.18%	0
2005	10.151968	10.202498	0.50%	0

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.940862	14.937513	-0.02%	4,505
2010	14.086697	14.940862	6.06%	4,900
2009	11.965619	14.086697	17.73%	5,313
2008	13.203298	11.965619	-9.37%	7,403
2007	12.818721	13.203298	3.00%	7,444
2006	12.589947	12.818721	1.82%	10,986
2005	12.677091	12.589947	-0.69%	3,204
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.770734	11.457282	-2.66%	3,849
2010	10.699212	11.770734	10.01%	4,198
2009	8.830182	10.699212	21.17%	495
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005	10.290160	10.634532	3.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.843328	11.433657	-3.46%	7,346
2010	10.597275	11.843328	11.76%	8,091
2009	8.433561	10.597275	25.66%	8,630
2008	12.839348	8.433561	-34.31%	2,688
2007	11.945798	12.839348	7.48%	2,176
2006	10.939506	11.945798	9.20%	1,536
2005	10.397420	10.939506	5.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.727594	11.139882	-5.01%	8,519
2010	10.352302	11.727594	13.28%	8,921
2009	8.073400	10.352302	28.23%	9,589
2008	13.358960	8.073400	-39.57%	10,272
2007	12.304728	13.358960	8.57%	17,052
2006	11.146499	12.304728	10.39%	9,648
2005	10.469974	11.146499	6.46%	7,844
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005	11.117828	13.312384	19.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.036037	10.880856	-1.41%	58,202
2010	9.809757	11.036037	12.50%	62,636
2009	7.717828	9.809757	27.11%	67,561
2008	13.781135	7.717828	-44.00%	31,515
2007	13.903021	13.781135	-0.88%	32,057
2006	11.843841	13.903021	17.39%	32,630
2005	11.394408	11.843841	3.94%	3,437

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.446216	6.310368	-2.11%	20,731
2010	5.315668	6.446216	21.27%	22,165
2009	4.243553	5.315668	25.26%	25,582
2008	8.227831	4.243553	-48.42%	9,369
2007	6.635254	8.227831	24.00%	7,544
2006	6.359482	6.635254	4.34%	342
2005	6.080836	6.359482	4.58%	1,447
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
2005	8.738076	8.936966	2.28%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958169	12.532532	4.80%	88,143
2010	11.360925	11.958169	5.26%	95,645
2009	10.047525	11.360925	13.07%	79,394
2008	10.634552	10.047525	-5.52%	60,660
2007	10.440933	10.634552	1.85%	62,095
2006	10.240260	10.440933	1.96%	63,160
2005	10.317124	10.240260	-0.75%	28,165
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.333989	17.719969	-12.86%	41,311
2010	16.178971	20.333989	25.68%	47,626
2009	11.843312	16.178971	36.61%	42,739
2008	20.062596	11.843312	-40.97%	41,758
2007	17.797120	20.062596	12.73%	43,211
2006	16.196762	17.797120	9.88%	35,781
2005	14.385817	16.196762	12.59%	25,725
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
2005	7.662464	8.962888	16.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.729672	11.098887	-19.16%	0
2010	12.428459	13.729672	10.47%	0
2009	10.051829	12.428459	23.64%	0
2008	18.323911	10.051829	-45.14%	0
2007	15.993091	18.323911	14.57%	0
2006	13.870439	15.993091	15.30%	0
2005	11.862700	13.870439	16.92%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.559393	12.081950	-10.90%	2,252
2010	10.969289	13.559393	23.61%	2,791
2009	7.129621	10.969289	53.86%	3,346
2008	14.939812	7.129621	-52.28%	4,137
2007	14.475045	14.939812	3.21%	4,638
2006	12.743211	14.475045	13.59%	5,157
2005	12.539712	12.743211	1.62%	5,242
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.246606	11.256241	0.09%	29,260
2010	10.211260	11.246606	10.14%	34,815
2009	7.703927	10.211260	32.55%	30,476
2008	11.204194	7.703927	-31.24%	22,307
2007	11.048415	11.204194	1.41%	22,237
2006*	10.000000	11.048415	10.48%	10,080
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205596	11.611141	3.62%	14,488
2010	9.501757	11.205596	17.93%	16,108
2009	8.283744	9.501757	14.70%	18,160
2008	11.625107	8.283744	-28.74%	21,472
2007	12.222720	11.625107	-4.89%	26,201
2006	10.675301	12.222720	14.50%	33,756
2005	10.394611	10.675301	2.70%	30,803
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.486678	11.747255	-5.92%	0
2010	9.962231	12.486678	25.34%	0
2009	7.890917	9.962231	26.25%	0
2008	12.052206	7.890917	-34.53%	0
2007	12.631858	12.052206	-4.59%	0
2006	11.046037	12.631858	14.36%	0
2005	10.602359	11.046037	4.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	0
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
2005	10.670957	12.612849	18.20%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.215949	10.671512	-12.64%	0
2010	11.527799	12.215949	5.97%	0
2009	8.605442	11.527799	33.96%	0
2008	14.766218	8.605442	-41.72%	0
2007	13.085284	14.766218	12.85%	0
2006	11.021895	13.085284	18.72%	0
2005	10.157275	11.021895	8.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.223272	10.672623	-12.69%	0
2010	11.534702	12.223272	5.97%	0
2009	8.600882	11.534702	34.11%	0
2008	14.761894	8.600882	-41.74%	0
2007	13.082705	14.761894	12.84%	0
2006	11.018254	13.082705	18.74%	0
2005	10.152643	11.018254	8.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
2005	9.908439	9.733150	-1.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009	16.304804	19.438614	19.22%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.490132	13.365944	-0.92%	0
2010	12.764091	13.490132	5.69%	0
2009	10.397776	12.764091	22.76%	0
2008	12.672454	10.397776	-17.95%	0
2007	11.756284	12.672454	7.79%	0
2006	10.891752	11.756284	7.94%	0
2005	10.468329	10.891752	4.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.698640	7.913008	-9.03%	40,302
2010	8.357247	8.698640	4.08%	45,512
2009	5.855251	8.357247	42.73%	29,373
2008	10.756603	5.855251	-45.57%	13,016
2007	8.054624	10.756603	33.55%	2,484
2006	7.551143	8.054624	6.67%	0
2005	7.253447	7.551143	4.10%	0

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0
2005	3.112792	3.499173	12.41%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
2005	6.854996	8.658372	26.31%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.472905	11.256797	-1.88%	183
2010	10.465111	11.472905	9.63%	207
2009	7.696834	10.465111	35.97%	234
2008	12.495010	7.696834	-38.40%	262
2007	11.514701	12.495010	8.51%	292
2006	10.977206	11.514701	4.90%	619
2005	10.597673	10.977206	3.58%	1,680
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487881	12.150524	-2.70%	26,029
2010	11.486745	12.487881	8.72%	28,652
2009	9.596586	11.486745	19.70%	18,017
2008	14.597459	9.596586	-34.26%	11,176
2007	13.881187	14.597459	5.16%	9,678
2006	11.783442	13.881187	17.80%	10,279
2005	11.583355	11.783442	1.73%	4,127
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.672554	5.506896	-2.92%	0
2010	4.866360	5.672554	16.57%	0
2009	3.729893	4.866360	30.47%	0
2008	6.225656	3.729893	-40.09%	0
2007	5.328316	6.225656	16.84%	0
2006	5.133976	5.328316	3.79%	0
2005	4.994482	5.133976	2.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.725695	13.504241	-1.61%	25,805
2010	12.375183	13.725695	10.91%	28,463
2009*	10.000000	12.375183	23.75%	185

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781789	9.651009	-1.34%	172,281
2010	8.933259	9.781789	9.50%	188,212
2009	7.405025	8.933259	20.64%	200,510
2008	10.787854	7.405025	-31.36%	134,024
2007	10.398894	10.787854	3.74%	74,383
2006*	10.000000	10.398894	3.99%	12,877
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455502	10.805947	3.35%	36,395
2010	10.091602	10.455502	3.61%	41,028
2009	9.205400	10.091602	9.63%	44,255
2008	10.448842	9.205400	-11.90%	40,076
2007	10.381087	10.448842	0.65%	36,190
2006*	10.000000	10.381087	3.81%	13,829
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542654	8.891032	-6.83%	75,020
2010	8.259444	9.542654	15.54%	86,695
2009	6.088358	8.259444	35.66%	70,852
2008	11.165468	6.088358	-45.47%	58,094
2007	10.209164	11.165468	9.37%	49,602
2006*	10.000000	10.209164	2.09%	18,241
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.174079	7.811893	-4.43%	90,546
2010	7.535100	8.174079	8.48%	101,738
2009	5.898318	7.535100	27.75%	90,557
2008	9.742939	5.898318	-39.46%	25,475
2007*	10.000000	9.742939	-2.57%	9,068
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
2005	11.822602	12.044579	1.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005	10.201189	10.382986	1.78%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624038	7.450809	-13.60%	2,597
2010	7.631379	8.624038	13.01%	2,758
2009	5.103952	7.631379	49.52%	1,647
2008*	10.000000	5.103952	-48.96%	1,059
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451376	8.945341	-5.35%	3,248
2010	7.823806	9.451376	20.80%	3,501
2009	6.085016	7.823806	28.57%	3,880
2008*	10.000000	6.085016	-39.15%	920
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.963415	8.203195	-8.48%	278
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946216	9.592119	-3.56%	20,400
2010	9.216039	9.946216	7.92%	22,105
2009	7.868519	9.216039	17.13%	23,912
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535070	8.999579	-5.62%	16,486
2010	8.679150	9.535070	9.86%	17,690
2009	7.150952	8.679150	21.37%	18,535
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393550	10.303603	-0.87%	32,948
2010	9.955686	10.393550	4.40%	31,983
2009	9.011472	9.955686	10.48%	2,263
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741351	9.300488	-4.53%	112,226
2010	8.948011	9.741351	8.87%	118,591
2009	7.506482	8.948011	19.20%	116,829
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.305852	8.671897	-6.81%	122,300
2010	8.401560	9.305852	10.76%	130,329
2009	6.790204	8.401560	23.73%	136,343
2008*	10.000000	6.790204	-32.10%	3,285
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109999	9.856291	-2.51%	12,515
2010	9.485717	10.109999	6.58%	13,233
2009	8.246084	9.485717	15.03%	1,507
2008*	10.000000	8.246084	-17.54%	1,581

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900368	11.358538	4.20%	12,249
2010	10.416211	10.900368	4.65%	9,052
2009	9.795461	10.416211	6.34%	9,966
2008*	10.000000	9.795461	-2.05%	8,590
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763273	12.194752	3.67%	9,056
2010	11.130830	11.763273	5.68%	3,777
2009	9.779546	11.130830	13.82%	3,440
2008*	10.000000	9.779546	-2.20%	435
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
2005	13.485149	16.449238	21.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.217405	19.889347	-24.14%	0
2010	23.078165	26.217405	13.60%	0
2009	14.441239	23.078165	59.81%	0
2008	35.036225	14.441239	-58.78%	0
2007	24.628457	35.036225	42.26%	0
2006	18.437248	24.628457	33.58%	0
2005	15.099319	18.437248	22.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.633524	15.343062	4.85%	60,468
2010	14.287140	14.633524	2.42%	63,796
2009	14.233310	14.287140	0.38%	73,256
2008	13.517369	14.233310	5.30%	53,201
2007	12.906278	13.517369	4.73%	53,421
2006	12.775650	12.906278	1.02%	49,051
2005	12.846235	12.775650	-0.55%	35,878
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
2008	14.480003	7.634898	-47.27%	0
2007	11.651986	14.480003	24.27%	0
2006	8.964258	11.651986	29.98%	0
2005	7.284758	8.964258	23.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583341	11.817147	-6.09%	10,308
2010	11.229930	12.583341	12.05%	11,036
2009	9.031394	11.229930	24.34%	10,230
2008	14.629797	9.031394	-38.27%	10,559
2007	14.126678	14.629797	3.56%	19,623
2006	12.365120	14.126678	14.25%	17,246
2005	11.734544	12.365120	5.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306842	12.136974	-1.38%	2,138
2010	11.464785	12.306842	7.34%	2,280
2009*	10.000000	11.464785	14.65%	2,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.163898	12.747900	-3.16%	4,235
2010	12.020578	13.163898	9.51%	4,526
2009*	10.000000	12.020578	20.21%	1,498
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.620753	11.692852	0.62%	16,241
2010	11.226634	11.620753	3.51%	23,418
2009	10.528544	11.226634	6.63%	35,631
2008	11.461211	10.528544	-8.14%	34,237
2007	11.127671	11.461211	3.00%	31,081
2006	10.722170	11.127671	3.78%	26,332
2005	10.651109	10.722170	67.00%	29,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.337950	12.056058	-2.28%	278,849
2010	11.379824	12.337950	8.42%	303,497
2009	9.771858	11.379824	16.46%	312,973
2008	13.016218	9.771858	-24.93%	335,447
2007	12.604126	13.016218	3.27%	347,149
2006	11.578857	12.604126	8.85%	282,174
2005	11.267564	11.578857	2.76%	107,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.617200	12.071574	-4.32%	193,680
2010	11.439275	12.617200	10.30%	205,777
2009	9.407785	11.439275	21.59%	229,752
2008	14.028309	9.407785	-32.94%	255,915
2007	13.521373	14.028309	3.75%	277,999
2006	12.075809	13.521373	11.97%	252,309
2005	11.570960	12.075809	4.36%	209,054

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143332	12.115555	-0.23%	37,406
2010	11.447776	12.143332	6.08%	45,573
2009	10.222697	11.447776	11.98%	32,658
2008	12.310070	10.222697	-16.96%	20,739
2007	11.897824	12.310070	3.46%	18,823
2006	11.225416	11.897824	5.99%	21,701
2005	11.036455	11.225416	1.71%	20,655
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.680470	13.074566	-4.43%	169,617
2010	12.863233	13.680470	6.35%	186,719
2009*	10.000000	12.863233	28.63%	10,438
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.685667	15.895943	-4.73%	12,594
2010	13.525433	16.685667	23.37%	14,961
2009	10.117884	13.525433	33.68%	12,892
2008	16.291811	10.117884	-37.90%	9,138
2007	15.497335	16.291811	5.13%	10,162
2006	14.426404	15.497335	7.42%	8,585
2005	13.669005	14.426404	5.54%	8,269
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.081859	9.855639	-2.24%	40,123
2010	10.313905	10.081859	-2.25%	42,224
2009	10.546883	10.313905	-2.21%	59,118
2008	10.572523	10.546883	-0.24%	70,927
2007	10.322500	10.572523	2.42%	30,727
2006	10.101803	10.322500	2.18%	34,332
2005	10.058320	10.101803	0.43%	7,838
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
2005	12.648443	12.663264	0.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.992388	7.967004	-11.40%	0
2010	8.066876	8.992388	11.47%	0
2009	6.047611	8.066876	33.39%	0
2008*	10.000000	6.047611	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.217669	7.531527	-18.29%	0
2010	8.904774	9.217669	3.51%	0
2009	7.034117	8.904774	26.59%	0
2008	13.445992	7.034117	-47.69%	0
2007	13.394458	13.445992	0.38%	0
2006	11.194114	13.394458	19.66%	0
2005	10.161326	11.194114	10.16%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.271499	8.393992	-18.28%	0
2010	9.926964	10.271499	3.47%	0
2009	7.842591	9.926964	26.58%	0
2008	14.983816	7.842591	-47.66%	0
2007	14.927872	14.983816	0.37%	0
2006	12.475221	14.927872	19.66%	0
2005	11.316795	12.475221	10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.978726	8.522037	-5.09%	17,278
2010	7.951875	8.978726	12.91%	19,430
2009	6.268363	7.951875	26.86%	948
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356508	9.533651	-7.95%	0
2010*	10.000000	10.356508	3.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582541	7.878627	-8.20%	5,246
2010	7.787385	8.582541	10.21%	5,502
2009	6.252676	7.787385	24.54%	5,769
2008*	10.000000	6.252676	-37.47%	472
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.527355	8.919474	-6.38%	21,642
2010	7.685308	9.527355	23.97%	23,492
2009	6.184777	7.685308	24.26%	25,335
2008*	10.000000	6.184777	-38.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.926538	9.478359	-4.51%	3,549
2010	8.488366	9.926538	16.94%	4,139
2009	6.655774	8.488366	27.53%	4,226
2008*	10.000000	6.655774	-33.44%	458
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
2008	7.312826	3.829839	-47.63%	0
2007	6.817362	7.312826	7.27%	0
2006	6.757209	6.817362	0.89%	0
2005	6.246511	6.757209	8.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	0
2009	12.021534	14.831548	23.37%	0
2008	18.127074	12.021534	-33.68%	0
2007	19.920154	18.127074	-9.00%	0
2006	17.372951	19.920154	14.66%	0
2005	17.062224	17.372951	1.82%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	0
2009	8.599322	11.322815	31.67%	0
2008	14.233228	8.599322	-39.58%	0
2007	14.258693	14.233228	-0.18%	0
2006	13.018755	14.258693	9.52%	0
2005	12.152595	13.018755	7.13%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.851882	8.698871	-1.73%	50,039
2010	7.981931	8.851882	10.90%	53,761
2009	6.475718	7.981931	23.26%	58,949
2008	11.335692	6.475718	-42.87%	59,521
2007	10.720914	11.335692	5.73%	63,499
2006	9.651649	10.720914	11.08%	59,307
2005	9.334508	9.651649	3.40%	41,736
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.050421	9.422383	4.11%	0
2010	7.111931	9.050421	27.26%	0
2009	5.561032	7.111931	27.89%	0
2008*	10.000000	5.561032	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265736	10.165640	-0.98%	40,522
2010	10.253900	10.265736	0.12%	42,223
2009	9.793605	10.253900	4.70%	48,677
2008*	10.000000	9.793605	-2.06%	406
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	29.25%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.630293	7.285500	-4.52%	13,045
2010	6.742362	7.630293	13.17%	13,978
2009	5.365695	6.742362	25.66%	18,159
2008	8.712249	5.365695	-38.41%	18,732
2007	9.115994	8.712249	-4.43%	21,300
2006	8.045521	9.115994	13.31%	23,236
2005	7.855041	8.045521	2.42%	24,487
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.779855	9.588009	-1.96%	24,339
2010	9.502722	9.779855	2.92%	26,697
2009	8.578190	9.502722	10.78%	20,203
2008	10.136974	8.578190	-15.38%	19,527
2007	9.899222	10.136974	2.40%	11,873
2006	9.718098	9.899222	1.86%	12,743
2005	9.750570	9.718098	-0.33%	12,956

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.023563	10.661741	-3.28%	0
2010	9.428093	11.023563	16.92%	0
2009	7.857286	9.428093	19.99%	0
2008	13.280979	7.857286	-40.84%	0
2007	13.518806	13.280979	-1.76%	0
2006	13.139124	13.518806	2.89%	0
2005	12.655090	13.139124	3.82%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.505627	11.848214	-5.26%	2,647
2010	10.413252	12.505627	20.09%	2,867
2009	8.105646	10.413252	28.47%	3,126
2008	13.693921	8.105646	-40.81%	4,298
2007	13.019610	13.693921	5.18%	2,756
2006	11.713378	13.019610	11.15%	1,798
2005	11.040918	11.713378	6.09%	1,634
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.922321	17.864438	-10.33%	0
2010	17.573225	19.922321	13.37%	0
2009	12.869095	17.573225	36.55%	0
2008	22.014470	12.869095	-41.54%	0
2007	21.181587	22.014470	3.93%	0
2006	18.411069	21.181587	15.05%	0
2005	16.487375	18.411069	11.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	0
2009	7.868788	10.750875	36.63%	0
2008	13.459419	7.868788	-41.54%	0
2007	12.952450	13.459419	3.91%	0
2006	11.257951	12.952450	15.05%	0
2005	10.081789	11.257951	11.67%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.739820	2.623192	-4.26%	0
2010	2.452830	2.739820	11.70%	0
2009	1.984921	2.452830	23.57%	0
2008	9.503199	1.984921	-79.11%	0
2007*	10.000000	9.503199	-4.97%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.054960	2.910014	-4.74%	0
2010	2.730882	3.054960	11.87%	0
2009	2.218114	2.730882	23.12%	0
2008	10.591245	2.218114	-79.06%	0
2007	10.887437	10.591245	-2.72%	0
2006	10.196578	10.887437	6.78%	0
2005	10.100487	10.196578	0.95%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.425534	8.235164	-2.26%	19,604
2010	7.423529	8.425534	13.50%	20,863
2009	5.919937	7.423529	25.40%	22,189
2008	9.843152	5.919937	-39.86%	13,355
2007	9.644314	9.843152	2.06%	14,258
2006	8.576947	9.644314	12.44%	9,459
2005	8.315771	8.576947	3.14%	2,450
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.228430	11.668947	-4.58%	0
2010	10.165804	12.228430	20.29%	0
2009	7.597639	10.165804	33.80%	0
2008	12.537743	7.597639	-39.40%	0
2007	13.009062	12.537743	-3.62%	0
2006	11.606399	13.009062	12.09%	0
2005	10.846787	11.606399	7.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.794398	4.738094	-1.17%	0
2010	3.847818	4.794398	24.60%	0
2009	2.968443	3.847818	29.62%	0
2008	5.962681	2.968443	-50.22%	0
2007	5.737368	5.962681	3.93%	0
2006	5.700607	5.737368	0.64%	0
2005	5.295116	5.700607	7.66%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.186479	11.045679	-1.26%	17,979
2010	10.879769	11.186479	2.82%	18,716
2009*	10.000000	10.879769	8.80%	5,885
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.565019	8.916215	-6.78%	0
2010	8.554994	9.565019	11.81%	0
2009	6.741994	8.554994	26.89%	0
2008	11.251494	6.741994	-40.08%	0
2007	12.251855	11.251494	-8.16%	0
2006	10.812637	12.251855	13.31%	0
2005	10.642309	10.812637	1.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.618332	8.621937	-18.80%	0
2010	9.872685	10.618332	7.55%	0
2009	8.103753	9.872685	21.83%	0

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925797	11.183148	-19.69%	0
2010	11.793272	13.925797	18.08%	0
2009	7.361108	11.793272	60.21%	0
2008	11.959842	7.361108	-38.45%	0
2007	11.596483	11.959842	3.13%	0
2006	11.251140	11.596483	3.07%	0
2005	10.795010	11.251140	4.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477157	11.305609	7.91%	0
2010	9.443119	10.477157	10.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584401	10.906004	3.04%	10,335
2010	10.133021	10.584401	4.45%	11,167
2009	9.477206	10.133021	6.92%	12,045
2008	10.827458	9.477206	-12.47%	10,655
2007	10.528615	10.827458	2.84%	7,267
2006	10.399944	10.528615	1.24%	9,595
2005	10.358167	10.399944	0.40%	9,713
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
2005	17.482734	18.511634	5.89%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
2005	10.147224	12.266817	20.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
2005	17.911877	22.873047	27.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Appendix E: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are not immediate annuities and are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000  (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the contract's IRA endorsement and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee's income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 Investment Options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distributions .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution that is made prior to the Annuitization Date , all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•
immediate annuities within the meaning of Section 72(u) of the Code.   For this purpose, if an “immediate annuity” is issued as part of a 1035 exchange, the new immediate annuity contract generally must have an annuity starting date that is no later than 12 months from the date of issuance of the old contract that it was received in exchange for.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.

However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June, 2011 the IRS issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180 day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180 day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable “boot” in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180  waiting period that Rev. Proc. 2008-11 provided for its 12 month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Additional Medicare Tax.

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of  3.8% on certain unearned income of individuals, trusts and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of (a) the taxpayer’s net investment income and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case). “Net investment income” is equal to the sum of (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply), (ii) other gross income derived from any business to which the tax applies, and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply, less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse.  Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the Contract Owner's death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1-year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased , the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1st of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the Contract Owner.

If the Contract Owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1st of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire Contract Value is distributed (in the case of a Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31st of the 5th year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Individual Single Premium Immediate Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 , or calling 1-800-848-6331, TDD 1-800-238-3035.   Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2011 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the Investment Options.  Nationwide or its affiliates may have entered into agreements with the Investment Options and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of Investment Option prospectuses, semi-annual and annual reports, proxy materials and communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the Investment Options.  Nationwide also acts as a limited agent for the Investment Option for purposes of accepting the trades.

See "Investment Options" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed up to 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2011 , 2010 and 2009 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the Investment Option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Investment Option's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than 1-year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account -9:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
	84,345 shares (cost $608,342)	$517,878
Sterling Capital Select Equity VIF (BBGI)
	97,735 shares (cost $820,150)	779,929
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	2,750,344 shares (cost $38,348,494)	36,524,574
Stock Index Fund, Inc. - Initial Shares (DSIF)
	9,968,827 shares (cost $273,161,368)	293,881,006
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
	1,312,862 shares (cost $33,030,550)	39,267,717
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
	2,527 shares (cost $63,530)	75,081
VA International Equity Fund (HVIE)
	5,274 shares (cost $73,569)	66,605
VA Situs Fund (HVSIT)
	26,268 shares (cost $410,455)	390,075
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
	1,552,143 shares (cost $7,680,459)	10,647,704
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	2,689 shares (cost $71,215)	74,581
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	2,634,480 shares (cost $93,730,903)	86,173,845
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
	2,153,535 shares (cost $12,091,205)	11,370,665
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	2,918,691 shares (cost $10,601,442)	15,089,632
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
	1,486,953 shares (cost $68,258,741)	55,968,917
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	1,189,888 shares (cost $40,969,653)	44,525,594
Investors Growth Stock Series - Service Class (MIGSC)
	15,870 shares (cost $146,128)	170,920
Mid Cap Growth Series - Service Class (MMCGSC)
	221,544 shares (cost $1,312,672)	1,214,059
New Discovery Series - Service Class (MNDSC)
	54,620 shares (cost $649,122)	750,485
Value Series - Service Class (MVFSC)
	2,559,070 shares (cost $28,845,418)	32,090,742
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
	342,672 shares (cost $5,212,395)	5,136,659
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	310,808 shares (cost $3,167,035)	3,167,134
Core Plus Fixed Income Portfolio - Class II (MSVF2)
	84,057 shares (cost $864,457)	854,857
Emerging Markets Debt Portfolio - Class I (MSEM)
	1,214,588 shares (cost $9,477,779)	10,093,225
Mid Cap Growth Portfolio - Class I (MSVMG)
	4,000 shares (cost $37,599)	44,879
U.S. Real Estate Portfolio - Class I (MSVRE)
	70,536 shares (cost $639,478)	957,176
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	9,926,160 shares (cost $138,572,235)	138,966,236
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
	196,806 shares (cost $2,740,076)	2,747,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	1,743,406 shares (cost $27,996,177)	30,056,313
American Funds NVIT Bond Fund - Class II (GVABD2)
	2,125,806 shares (cost $21,970,243)	24,297,961
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	988,326 shares (cost $18,985,443)	19,390,963
American Funds NVIT Growth Fund - Class II (GVAGR2)
	719,480 shares (cost $35,430,842)	37,132,382
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	344,724 shares (cost $10,811,553)	12,306,664
Federated NVIT High Income Bond Fund - Class I (HIBF)
	4,165,571 shares (cost $29,229,995)	27,242,837
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	4,880,102 shares (cost $32,842,346)	31,867,063
NVIT Emerging Markets Fund - Class I (GEM)
	111,874 shares (cost $1,352,000)	1,136,638
NVIT Emerging Markets Fund - Class III (GEM3)
	3,189,247 shares (cost $31,915,379)	32,338,960
NVIT Emerging Markets Fund - Class VI (GEM6)
	58,239 shares (cost $567,722)	588,801
NVIT International Equity Fund - Class I (GIG)
	707,430 shares (cost $6,311,448)	5,659,440
NVIT International Equity Fund - Class III (GIG3)
	2,597,642 shares (cost $20,220,058)	20,807,111
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
	11,258 shares (cost $97,197)	89,837
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	8,496,199 shares (cost $66,498,051)	66,185,392
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
	361,831 shares (cost $3,657,154)	3,596,605
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	324,897 shares (cost $2,729,761)	2,625,168
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	849,281 shares (cost $8,543,099)	8,467,328
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	589,148 shares (cost $5,315,263)	5,602,796
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	980,444 shares (cost $10,159,369)	10,069,156
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	1,942,939 shares (cost $18,682,495)	18,943,656
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	845,850 shares (cost $7,793,778)	7,756,449
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	849,551 shares (cost $8,591,270)	8,622,948
NVIT Core Bond Fund - Class I (NVCBD1)
	847,153 shares (cost $9,173,792)	9,225,499
NVIT Core Bond Fund - Class II (NVCBD2)
	83,305 shares (cost $864,586)	904,693
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	524,777 shares (cost $5,933,540)	6,019,189
NVIT Fund - Class I (TRF)
	11,559,527 shares (cost $111,808,838)	104,613,719
NVIT Fund - Class II (TRF2)
	52,743 shares (cost $467,971)	475,738
NVIT Government Bond Fund - Class I (GBF)
	18,445,597 shares (cost $216,920,209)	220,055,977
NVIT Government Bond Fund - Class II (GBF2)
	492,754 shares (cost $5,742,009)	5,858,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Century NVIT Growth Fund - Class I (CAF)
1,995,016 shares (cost $23,006,343)	27,451,421
NVIT International Index Fund - Class VIII (GVIX8)
750,771 shares (cost $6,499,091)	5,435,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,543,244 shares (cost $44,878,737)	39,753,389
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
343,293 shares (cost $4,277,004)	4,401,017
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
73,660 shares (cost $1,000,013)	1,017,977
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,768,165 shares (cost $46,858,517)	48,635,280
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
21,696,898 shares (cost $222,184,490)	224,128,956
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
10,748,696 shares (cost $123,447,067)	107,164,497
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,706,724 shares (cost $70,145,006)	69,682,859
NVIT Mid Cap Index Fund - Class I (MCIF)
5,534,785 shares (cost $96,369,264)	97,135,485
NVIT Money Market Fund - Class I (SAM)
258,642,640 shares (cost $258,642,640)	258,642,640
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,356 shares (cost $11,577)	11,875
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,847,754 shares (cost $44,944,717)	51,109,370
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
239 shares (cost $3,145)	1,990
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,135,491 shares (cost $13,272,514)	9,469,993
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
53,173 shares (cost $582,905)	440,802
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,449,496 shares (cost $22,329,849)	22,853,800
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
58,219 shares (cost $460,869)	540,270
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
974,517 shares (cost $8,618,604)	7,854,608
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
412,362 shares (cost $3,243,145)	3,315,393
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,355,787 shares (cost $63,138,470)	85,145,468
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
582,017 shares (cost $4,526,906)	5,872,552
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,058,300 shares (cost $51,122,473)	60,158,914
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,550,647 shares (cost $18,483,925)	23,771,412
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
25,024 shares (cost $352,684)	374,616
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,491,083 shares (cost $103,253,164)	93,771,896
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
86,452 shares (cost $788,841)	840,311
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,598,586 shares (cost $106,819,328)	95,007,996
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
102,149 shares (cost $1,659,880)	1,690,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Sector Bond Fund - Class I (MSBF)
7,010,034 shares (cost $56,966,799)	60,776,995
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,074,046 shares (cost $11,096,758)	11,073,413
NVIT Large Cap Growth Fund - Class I (NVOLG1)
25,619,435 shares (cost $387,827,768)	376,349,498
NVIT Large Cap Growth Fund - Class II (NVOLG2)
639,338 shares (cost $9,650,705)	9,366,305
Templeton NVIT International Value Fund - Class III (NVTIV3)
295,455 shares (cost $3,797,462)	3,140,683
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,327,881 shares (cost $17,800,038)	22,720,117
NVIT Real Estate Fund - Class I (NVRE1)
10,301,976 shares (cost $69,992,185)	93,335,902
VPS Growth and Income Portfolio - Class B (ALVGIB)
71,886 shares (cost $1,500,057)	1,283,884
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
40,289 shares (cost $1,008,355)	1,049,116
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
505,448 shares (cost $8,018,855)	7,773,788
VP Income & Growth Fund - Class I (ACVIG)
9,115,111 shares (cost $61,033,341)	55,966,780
VP Income & Growth Fund - Class II (ACVIG2)
174,732 shares (cost $1,167,954)	1,072,854
VP Inflation Protection Fund - Class II (ACVIP2)
6,206,438 shares (cost $67,064,921)	72,925,646
VP International Fund - Class I (ACVI)
212,626 shares (cost $1,712,734)	1,579,808
VP International Fund - Class III (ACVI3)
16,112 shares (cost $114,524)	119,713
VP Mid Cap Value Fund - Class I (ACVMV1)
844,934 shares (cost $11,078,212)	11,406,614
VP Mid Cap Value Fund - Class II (ACVMV2)
34,160 shares (cost $421,492)	461,158
VP Ultra(R) Fund - Class I (ACVU1)
24,841 shares (cost $217,857)	235,494
VP Value Fund - Class I (ACVV)
368,974 shares (cost $1,862,065)	2,140,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,002,085 shares (cost $20,426,645)	24,365,380
Appreciation Portfolio - Initial Shares (DCAP)
1,684,130 shares (cost $57,616,370)	63,996,936
Appreciation Portfolio - Service Shares (DCAPS)
36,368 shares (cost $1,224,038)	1,372,513
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,758 shares (cost $50,260)	46,175
International Value Portfolio - Initial Shares (DVIV)
9,266 shares (cost $108,436)	83,019
Capital Appreciation Fund II - Service Shares (FCA2S)
82,484 shares (cost $485,685)	496,554
High Income Bond Fund II - Service Shares (FHIBS)
333,299 shares (cost $1,924,286)	2,243,100
Quality Bond Fund II - Primary Shares (FQB)
10,106,773 shares (cost $109,598,833)	113,296,924
Quality Bond Fund II - Service Shares (FQBS)
407,405 shares (cost $4,338,301)	4,546,641
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
87,126 shares (cost $753,809)	769,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Contrafund Portfolio - Service Class (FCS)
487,442 shares (cost $13,202,735)	11,186,802
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,202,724 shares (cost $20,076,491)	22,514,998
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
11,585,527 shares (cost $268,540,486)	215,838,361
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
275,197 shares (cost $6,148,678)	5,066,381
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
1,004,709 shares (cost $9,928,589)	10,348,501
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,462 shares (cost $53,394)	56,042
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
807,249 shares (cost $7,641,356)	8,233,940
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
13,253 shares (cost $122,548)	134,787
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
639,389 shares (cost $6,311,663)	6,195,682
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
32,191 shares (cost $303,883)	311,289
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
35,590 shares (cost $484,141)	650,235
VIP Fund - Growth Portfolio - Service Class (FGS)
4,210,276 shares (cost $130,522,711)	154,980,264
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
62,805 shares (cost $2,207,295)	2,294,264
VIP Fund - High Income Portfolio - Service Class (FHIS)
8,784,632 shares (cost $48,626,631)	47,085,627
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,111,114 shares (cost $62,714,440)	59,333,346
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,000,181 shares (cost $61,991,194)	64,302,328
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,288,003 shares (cost $34,483,896)	37,261,919
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
209,262 shares (cost $6,047,519)	5,980,716
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,070,230 shares (cost $18,916,918)	14,533,722
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
204,358 shares (cost $3,913,982)	2,736,349
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
1,805,969 shares (cost $35,654,639)	24,470,877
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,211,007 shares (cost $9,675,761)	10,608,419
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,473,240 shares (cost $48,845,533)	49,736,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,527 shares (cost $681,067)	717,756
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
932,773 shares (cost $15,206,828)	14,485,970
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
828,195 shares (cost $8,836,032)	7,751,908
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,990 shares (cost $29,688)	24,992
Templeton Foreign Securities Fund - Class 3 (TIF3)
579,267 shares (cost $7,860,231)	7,246,632
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,015,239 shares (cost $53,189,635)	54,726,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
542,803 shares (cost $4,113,900)	4,119,878
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,113,737 shares (cost $23,960,530)	22,807,222
Guardian Portfolio - I Class Shares (AMGP)
10,087 shares (cost $145,448)	184,492
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,537 shares (cost $231,209)	290,306
Partners Portfolio - I Class Shares (AMTP)
4,634 shares (cost $50,271)	46,297
Regency Portfolio - S Class Shares (AMRS)
181 shares (cost $2,159)	2,783
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
105,436 shares (cost $1,408,144)	1,278,935
Socially Responsive Portfolio - I Class Shares (AMSRS)
576,304 shares (cost $8,298,382)	8,269,964
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
71,160 shares (cost $2,838,713)	2,828,594
Global Securities Fund/VA - Class 3 (OVGS3)
2,634,302 shares (cost $79,767,758)	72,838,464
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,686,261 shares (cost $46,686,395)	46,304,721
Global Securities Fund/VA - Service Class (OVGSS)
64,752 shares (cost $1,766,091)	1,761,900
High Income Fund/VA - Class 3 (OVHI3)
497,987 shares (cost $1,033,822)	956,136
High Income Fund/VA - Non-Service Shares (OVHI)
34,184 shares (cost $204,748)	64,950
High Income Fund/VA - Service Class (OVHIS)
11,829 shares (cost $83,479)	22,593
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,565,909 shares (cost $88,755,310)	94,559,966
Main Street Fund(R)/VA - Service Class (OVGIS)
123,401 shares (cost $2,556,670)	2,533,414
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
678,649 shares (cost $11,029,497)	11,652,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
9,189 shares (cost $147,161)	156,394
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
1,151,609 shares (cost $49,613,947)	54,194,730
Global Strategic Income Fund/VA: Service Shares (OVSBS)
667,629 shares (cost $3,575,171)	3,665,284
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
826,142 shares (cost $9,703,803)	9,988,055
Low Duration Portfolio - Advisor Class (PMVLAD)
3,660,091 shares (cost $38,127,486)	37,991,745
Real Return Portfolio - Administrative Class (PMVRRA)
87,198 shares (cost $1,205,398)	1,216,419
Total Return Portfolio - Administrative Class (PMVTRA)
245,317 shares (cost $2,729,819)	2,703,393
Total Return Portfolio - Advisor Class (PMVTRD)
563,417 shares (cost $6,323,939)	6,208,851
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
662 shares (cost $13,698)	10,123
Capital Growth Portfolio - Class II (ACEG2)
36,387 shares (cost $928,176)	1,140,737
Comstock Portfolio - Class II (ACC2)
526,731 shares (cost $6,571,376)	5,941,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

V.I. Basic Value Fund - Series II (AVBV2)
10,567 shares (cost $55,993)	64,250
V.I. Capital Appreciation Fund - Series I (AVCA)
2,105 shares (cost $49,907)	45,081
V.I. Capital Appreciation Fund - Series II (AVCA2)
48,850 shares (cost $889,201)	1,028,791
V.I. Capital Development Fund - Series II (AVCD2)
102,207 shares (cost $1,385,254)	1,232,610
V.I. Core Equity Fund - Series I (AVGI)
5,522 shares (cost $138,970)	147,554
V.I. Core Equity Fund - Series II (AVCE2)
24,350 shares (cost $531,265)	645,525
V.I. Equity and Income Fund - Series I (IVKEI1)
17,495 shares (cost $259,315)	238,627
V.I. Global Health Care Fund - Series I (IVHS)
4,894 shares (cost $82,001)	85,012
V.I. Global Real Estate Fund - Series I (IVRE)
23,884 shares (cost $314,694)	289,955
Diversified Stock Fund Class A Shares (VYDS)
360,770 shares (cost $4,115,558)	3,264,968
Micro-Cap Portfolio - Investment Class (ROCMC)
80,602 shares (cost $693,655)	839,069
Series D (Global Series) (SBLD)
26,525 shares (cost $236,585)	228,908
Series J (Mid Cap Growth Series) (SBLJ)
4,693 shares (cost $119,231)	134,912
Series N (Managed Asset Allocation Series) (SBLN)
4,834 shares (cost $81,026)	96,779
Series O (All Cap Value Series) (SBLO)
36,267 shares (cost $707,286)	774,295
Series P (High Yield Series) (SBLP)
15,537 shares (cost $400,265)	415,938
Series Q (Small Cap Value Series) (SBLQ)
28,725 shares (cost $848,240)	921,790
Series V (Mid Cap Value Series) (SBLV)
35,932 shares (cost $1,608,449)	1,920,562
Series X (Small Cap Growth Series) (SBLX)
4,428 shares (cost $83,197)	82,000
Series Y (Select 25 Series) (SBLY)
1,746 shares (cost $16,836)	16,626
Health Sciences Portfolio - II (TRHS2)
486,600 shares (cost $7,953,834)	7,809,937
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,222,763 shares (cost $13,903,008)	12,704,506
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,154,170 shares (cost $14,738,762)	12,003,367
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,110,121 shares (cost $32,016,693)	34,169,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
390,534 shares (cost $11,606,811)	12,008,917
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
19,537,011 shares (cost $180,676,272)	177,937,237
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,216,814 shares (cost $40,535,592)	47,028,536
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
16,656,699 shares (cost $88,868,926)	96,675,480
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
9,152,050 shares (cost $94,394,858)	107,090,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
	2,711,679 shares (cost $18,840,117)	17,555,411
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
	1,536,453 shares (cost $8,787,349)	8,933,091
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
	278,307 shares (cost $1,392,097)	1,364,036
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
	4,372,611 shares (cost $25,062,092)	23,112,308
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
	11,058,584 shares (cost $90,784,071)	112,696,928
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
	20,606,774 shares (cost $64,779,354)	70,450,438
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
	3,902,569 shares (cost $30,119,018)	30,658,581
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
	917,025 shares (cost $16,746,271)	13,454,313
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
	469,865 shares (cost $2,381,182)	2,364,737
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
	188,882 shares (cost $3,181,065)	3,884,144
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
	1,612,136 shares (cost $10,776,928)	13,490,036
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
	26,676,869 shares (cost $26,676,869)	26,676,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
	1,242,110 shares (cost $7,873,224)	8,390,330
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
	3,987,011 shares (cost $60,795,890)	60,789,161
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
	5,666,465 shares (cost $53,808,156)	52,933,847
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
	467,791 shares (cost $6,259,764)	6,816,129
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
	8,199,136 shares (cost $48,763,305)	45,678,205
Advantage VT Opportunity Fund - Class 2 (SVOF)
	15,809 shares (cost $249,668)	274,754
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
	845,383 shares (cost $6,143,894)	6,492,542

Total Investments		$6,061,634,298

Accounts Payable-Mid Cap Growth Portfolio - Class I (MSVMG)		(3,870)
Other Accounts Payable		(62,525)

		$6,061,567,903

Contract Owners’ Equity:
Accumulation units		5,988,154,125
Contracts in payout (annuitization) period (note 1f)		73,413,778

Total Contract Owners’ Equity (note 5)		$6,061,567,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE
Reinvested dividends	$109,445,102	4,672	9,713	866,081	5,782,619	386,167	604	827
Mortality and expense risk charges (note 2)	(78,194,239)	(8,284)	(11,051)	(397,843)	(3,498,469)	(456,115)	(1,569)	(799)

Net investment income (loss)	31,250,863	(3,612)	(1,338)	468,238	2,284,150	(69,948)	(965)	28
Realized gain (loss) on investments	117,010,831	(110,960)	(362,420)	420,723	15,166,022	1,991,785	1,889	(2,907)
Change in unrealized gain (loss) on investments	(395,769,589)	67,258	317,845	(3,689,282)	(16,619,845)	(1,856,998)	(2,688)	(7,007)

Net gain (loss) on investments	(278,758,758)	(43,702)	(44,575)	(3,268,559)	(1,453,823)	134,787	(799)	(9,914)

Reinvested capital gains	34,433,189	-	-	922,056	2,213,734	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(213,074,706)	(47,314)	(45,913)	(1,878,265)	3,044,061	64,839	(1,764)	(9,886)

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$91	139,985	2,332	251,556	-	-	331,603	240,233
Mortality and expense risk charges (note 2)	(6,167)	(120,691)	(1,247)	(1,160,322)	(179,913)	(189,353)	(1,008,907)	(694,947)

Net investment income (loss)	(6,076)	19,294	1,085	(908,766)	(179,913)	(189,353)	(677,304)	(454,714)
Realized gain (loss) on investments	(61,769)	1,065,140	168	9,916,193	3,659,801	1,034,165	(4,161,614)	7,047,640
Change in unrealized gain (loss) on investments	(20,383)	(972,511)	(7,916)	(16,882,728)	(5,071,672)	(2,494,664)	(28,487,796)	(31,027,463)

Net gain (loss) on investments	(82,152)	92,629	(7,748)	(6,966,535)	(1,411,871)	(1,460,499)	(32,649,410)	(23,979,823)

Reinvested capital gains	-	-	5,438	-	-	-	883,573	631,886

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,228)	111,923	(1,225)	(7,875,301)	(1,591,784)	(1,649,852)	(32,443,141)	(23,802,651)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$482	-	-	446,903	24,545	110,637	30,760	382,873
Mortality and expense risk charges (note 2)	(2,320)	(27,815)	(19,699)	(412,303)	(28,948)	(47,501)	(16,786)	(122,667)

Net investment income (loss)	(1,838)	(27,815)	(19,699)	34,600	(4,403)	63,136	13,974	260,206
Realized gain (loss) on investments	3,931	19,937	74,101	(1,003,520)	79,348	639	(8,368)	14,723
Change in unrealized gain (loss) on investments	(3,469)	(96,890)	(265,583)	101,100	(148,204)	14,771	24,552	221,337

Net gain (loss) on investments	462	(76,953)	(191,482)	(902,420)	(68,856)	15,410	16,184	236,060

Reinvested capital gains	-	-	117,072	141,999	-	-	-	119,265

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,376)	(104,768)	(94,109)	(725,821)	(73,259)	78,546	30,158	615,531

Investment Activity:	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$166	8,590	2,429,336	43,422	456,114	592,924	234,560	115,642
Mortality and expense risk charges (note 2)	(1,030)	(16,476)	(1,750,971)	(56,300)	(393,997)	(293,020)	(270,804)	(482,957)

Net investment income (loss)	(864)	(7,886)	678,365	(12,878)	62,117	299,904	(36,244)	(367,315)
Realized gain (loss) on investments	8,976	87,782	795,050	20,877	(1,021,572)	1,118,235	(1,358,248)	(2,759,266)
Change in unrealized gain (loss) on investments	(10,584)	(40,768)	(2,450,456)	(49,907)	870,779	(315,415)	(853,577)	786,049

Net gain (loss) on investments	(1,608)	47,014	(1,655,406)	(29,030)	(150,793)	802,820	(2,211,825)	(1,973,217)

Reinvested capital gains	21	-	367,865	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451)	39,128	(609,176)	(34,476)	(88,676)	1,102,724	(2,248,069)	(2,340,532)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$129,397	2,501,175	2,680,914	10,087	300,559	3,453	62,948	294,530
Mortality and expense risk charges (note 2)	(152,373)	(338,373)	(370,074)	(17,442)	(502,235)	(14,593)	(38,218)	(257,845)

Net investment income (loss)	(22,976)	2,162,802	2,310,840	(7,355)	(201,676)	(11,140)	24,730	36,685
Realized gain (loss) on investments	(99,068)	(1,216,411)	(68,101)	(182,450)	(5,901,629)	24,333	33,704	(1,495,831)
Change in unrealized gain (loss) on investments	(295,421)	(68,509)	(1,254,835)	(194,714)	(4,952,430)	(213,925)	(770,978)	(1,154,206)

Net gain (loss) on investments	(394,489)	(1,284,920)	(1,322,936)	(377,164)	(10,854,059)	(189,592)	(737,274)	(2,650,037)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(417,465)	877,882	987,904	(384,519)	(11,055,735)	(200,732)	(712,544)	(2,613,352)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$946	455,612	24,292	11	54,980	234,145	140,207	235,350
Mortality and expense risk charges (note 2)	(958)	(882,291)	(38,111)	(42)	(29,965)	(112,992)	(71,876)	(116,967)

Net investment income (loss)	(12)	(426,679)	(13,819)	(31)	25,015	121,153	68,331	118,383
Realized gain (loss) on investments	(4,019)	2,396,508	645,266	245	113,735	679,973	112,306	289,345
Change in unrealized gain (loss) on investments	(6,873)	(12,503,510)	(882,687)	(543)	(401,718)	(1,082,853)	(501,521)	(424,227)

Net gain (loss) on investments	(10,892)	(10,107,002)	(237,421)	(298)	(287,983)	(402,880)	(389,215)	(134,882)

Reinvested capital gains	-	612,655	-	-	40,893	60,931	34,750	53,609

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,904)	(9,921,026)	(251,240)	(329)	(222,075)	(220,796)	(286,134)	37,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$482,669	202,006	220,382	267,538	23,276	120,488	1,314,724	4,769
Mortality and expense risk charges (note 2)	(243,888)	(108,863)	(96,700)	(96,257)	(15,210)	(56,378)	(1,215,938)	(9,880)

Net investment income (loss)	238,781	93,143	123,682	171,281	8,066	64,110	98,786	(5,111)
Realized gain (loss) on investments	1,688,917	498,370	179,438	100,750	9,397	34,723	(1,793,123)	(50,795)
Change in unrealized gain (loss) on investments	(2,782,112)	(1,197,270)	(493,829)	147,169	16,006	127,769	1,400,569	50,543

Net gain (loss) on investments	(1,093,195)	(698,900)	(314,391)	247,919	25,403	162,492	(392,554)	(252)

Reinvested capital gains	125,171	78,069	52,671	-	-	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(729,243)	(527,688)	(138,038)	419,200	33,469	231,692	(293,768)	(5,363)

Investment Activity:	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$6,773,164	171,235	174,542	151,772	820,606	92,274	21,732	1,244,508
Mortality and expense risk charges (note 2)	(2,599,235)	(120,377)	(316,035)	(57,316)	(555,562)	(46,559)	(12,113)	(624,386)

Net investment income (loss)	4,173,929	50,858	(141,493)	94,456	265,044	45,715	9,619	620,122
Realized gain (loss) on investments	352,878	50,663	2,718,191	265,374	(4,733,651)	77,194	28,116	(297,452)
Change in unrealized gain (loss) on investments	8,528,350	201,824	(3,102,540)	(1,395,427)	2,423,366	(143,231)	(60,306)	391,917

Net gain (loss) on investments	8,881,228	252,487	(384,349)	(1,130,053)	(2,310,285)	(66,037)	(32,190)	94,465

Reinvested capital gains	693,023	18,621	-	-	-	5,315	884	170,870

Net increase (decrease) in contract owners’ equity resulting from operations	$13,748,180	321,966	(525,842)	(1,035,597)	(2,045,241)	(15,007)	(21,687)	885,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2
Reinvested dividends	$5,390,892	2,497,621	1,780,538	861,048	193	178	770,616	37
Mortality and expense risk charges (note 2)	(3,055,877)	(1,549,678)	(941,826)	(1,271,465)	(3,170,077)	(146)	(660,782)	(30)

Net investment income (loss)	2,335,015	947,943	838,712	(410,417)	(3,169,884)	32	109,834	7
Realized gain (loss) on investments	(3,294,147)	(3,707,998)	(824,243)	2,688,764	-	161	2,423,101	(102)
Change in unrealized gain (loss) on investments	(1,491,985)	(752,315)	664,581	(7,148,226)	-	(1,537)	(8,536,436)	(337)

Net gain (loss) on investments	(4,786,132)	(4,460,313)	(159,662)	(4,459,462)	-	(1,376)	(6,113,335)	(439)

Reinvested capital gains	-	-	-	1,642,981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451,117)	(3,512,370)	679,050	(3,226,898)	(3,169,884)	(1,344)	(6,003,501)	(432)

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$219,327	8,829	1,742	-	101,352	31,724	-	-
Mortality and expense risk charges (note 2)	(144,649)	(8,607)	(317,217)	(12,585)	(108,984)	(61,837)	(1,096,454)	(88,355)

Net investment income (loss)	74,678	222	(315,475)	(12,585)	(7,632)	(30,113)	(1,096,454)	(88,355)
Realized gain (loss) on investments	(3,387,382)	(98,123)	634,688	73,672	(86,987)	182,814	7,617,033	685,093
Change in unrealized gain (loss) on investments	1,221,761	(386)	(1,250,747)	(83,249)	(894,703)	(543,243)	(11,580,475)	(957,891)

Net gain (loss) on investments	(2,165,621)	(98,509)	(616,059)	(9,577)	(981,690)	(360,429)	(3,963,442)	(272,798)

Reinvested capital gains	-	-	-	-	282,809	118,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,090,943)	(98,287)	(931,534)	(22,162)	(706,513)	(271,556)	(5,059,896)	(361,153)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$541,154	-	-	483,212	3,559	589,818	10,324	2,778,261
Mortality and expense risk charges (note 2)	(786,577)	(312,143)	(8,626)	(1,199,034)	(18,874)	(1,209,866)	(39,171)	(751,540)

Net investment income (loss)	(245,423)	(312,143)	(8,626)	(715,822)	(15,315)	(620,048)	(28,847)	2,026,721
Realized gain (loss) on investments	3,359,910	(985,030)	(2,753)	(3,384,670)	(84,476)	(7,073,506)	(310,641)	888,970
Change in unrealized gain (loss) on investments	(5,489,242)	767,695	2,368	(2,265,549)	35,117	637,574	206,915	(43,706)

Net gain (loss) on investments	(2,129,332)	(217,335)	(385)	(5,650,219)	(49,359)	(6,435,932)	(103,726)	845,264

Reinvested capital gains	274,952	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,099,803)	(529,478)	(9,011)	(6,366,041)	(64,674)	(7,055,980)	(132,573)	2,871,985

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB
Reinvested dividends	$209,744	2,908,976	45,486	102,728	335,290	867,470	15,087	1,213
Mortality and expense risk charges (note 2)	(156,320)	(4,873,535)	(203,194)	(41,118)	(298,210)	(1,121,720)	(24,893)	(25,223)

Net investment income (loss)	53,424	(1,964,559)	(157,708)	61,610	37,080	(254,250)	(9,806)	(24,010)
Realized gain (loss) on investments	63,521	1,310,954	52,173	112,098	1,737,840	6,371,540	(93,990)	43,051
Change in unrealized gain (loss) on investments	(71,371)	(13,123,827)	(327,551)	(705,320)	(2,512,355)	(1,385,093)	169,396	(85,395)

Net gain (loss) on investments	(7,850)	(11,812,873)	(275,378)	(593,222)	(774,515)	4,986,447	75,406	(42,344)

Reinvested capital gains	-	1,506,699	38,300	3,935	-	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,574	(12,270,733)	(394,786)	(527,677)	(737,435)	5,130,530	65,600	(66,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2
Reinvested dividends	$27,571	932,419	16,070	2,635,178	25,878	2,052	156,004	5,922
Mortality and expense risk charges (note 2)	(140,562)	(675,219)	(24,037)	(757,186)	(20,653)	(2,473)	(126,938)	(8,855)

Net investment income (loss)	(112,991)	257,200	(7,967)	1,877,992	5,225	(421)	29,066	(2,933)
Realized gain (loss) on investments	313,846	(383,192)	(56,407)	817,750	170,437	4,662	1,084,722	(5,987)
Change in unrealized gain (loss) on investments	(1,299,380)	1,468,022	89,283	2,995,849	(413,572)	(23,951)	(1,663,985)	(19,760)

Net gain (loss) on investments	(985,534)	1,084,830	32,876	3,813,599	(243,135)	(19,289)	(579,263)	(25,747)

Reinvested capital gains	-	-	-	770,397	-	-	306,319	14,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,098,525)	1,342,030	24,909	6,461,988	(237,910)	(19,710)	(243,878)	(14,675)

Investment Activity:	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S
Reinvested dividends	$-	44,736	162,492	1,020,954	23,807	262	2,184	2,569
Mortality and expense risk charges (note 2)	(4,264)	(24,519)	(288,025)	(677,980)	(27,500)	(823)	(1,151)	(10,408)

Net investment income (loss)	(4,264)	20,217	(125,533)	342,974	(3,693)	(561)	1,033	(7,839)
Realized gain (loss) on investments	2,350	(98,591)	2,728,537	85,675	(16,797)	9,281	(9,243)	17,114
Change in unrealized gain (loss) on investments	603	69,265	(2,794,290)	4,286,498	123,769	(17,463)	(12,247)	(48,939)

Net gain (loss) on investments	2,953	(29,326)	(65,753)	4,372,173	106,972	(8,182)	(21,490)	(31,825)

Reinvested capital gains	-	-	64,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,311)	(9,109)	(126,289)	4,715,147	103,279	(8,743)	(20,457)	(39,664)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$208,142	6,797,631	268,331	6,311	109,571	219,618	5,412,504	122,224
Mortality and expense risk charges (note 2)	(43,588)	(1,439,599)	(95,560)	(16,972)	(138,151)	(326,817)	(2,666,025)	(107,606)

Net investment income (loss)	164,554	5,358,032	172,771	(10,661)	(28,580)	(107,199)	2,746,479	14,618
Realized gain (loss) on investments	3,592	(374,374)	47,082	(74,130)	(48,752)	149,367	(10,102,212)	(480,890)
Change in unrealized gain (loss) on investments	(88,808)	(3,322,361)	(197,055)	(4,746)	(345,175)	(2,095,750)	7,362,541	435,445

Net gain (loss) on investments	(85,216)	(3,696,735)	(149,973)	(78,876)	(393,927)	(1,946,383)	(2,739,671)	(45,445)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,338	1,661,297	22,798	(89,537)	(422,507)	(2,053,582)	6,808	(30,827)

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS
Reinvested dividends	$210,362	1,067	173,950	2,704	128,257	6,043	387	430,089
Mortality and expense risk charges (note 2)	(108,108)	(1,258)	(97,304)	(2,778)	(63,327)	(4,744)	(7,842)	(1,909,641)

Net investment income (loss)	102,254	(191)	76,646	(74)	64,930	1,299	(7,455)	(1,479,552)
Realized gain (loss) on investments	(1,073)	482	(77,005)	(1,340)	163,154	(36,619)	(15,374)	11,048,936
Change in unrealized gain (loss) on investments	(329,188)	(1,912)	(239,459)	(3,449)	(530,600)	22,152	31,851	(11,192,664)

Net gain (loss) on investments	(330,261)	(1,430)	(316,464)	(4,789)	(367,446)	(14,467)	16,477	(143,728)

Reinvested capital gains	53,279	298	31,484	518	18,769	944	-	600,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,728)	(1,323)	(208,334)	(4,345)	(283,747)	(12,224)	9,022	(1,022,757)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R
Reinvested dividends	$3,073	3,246,686	4,137,269	2,028,734	62,049	1,464	224,285	40,149
Mortality and expense risk charges (note 2)	(48,001)	(572,887)	(572,247)	(754,792)	(519,433)	(138,689)	(200,091)	(65,913)

Net investment income (loss)	(44,928)	2,673,799	3,565,022	1,273,942	(457,384)	(137,225)	24,194	(25,764)
Realized gain (loss) on investments	110,329	(1,629,820)	3,075,554	858,832	656,225	(41,461)	523,375	(361,741)
Change in unrealized gain (loss) on investments	(108,371)	522,628	(4,607,318)	(86,490)	(5,614,047)	(731,892)	(3,930,486)	(279,748)

Net gain (loss) on investments	1,958	(1,107,192)	(1,531,764)	772,342	(4,957,822)	(773,353)	(3,407,111)	(641,489)

Reinvested capital gains	9,111	-	-	1,819,183	71,098	11,506	37,957	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,859)	1,566,607	2,033,258	3,865,467	(5,344,108)	(899,072)	(3,344,960)	(659,910)

Investment Activity:	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$381,766	106,554	3,083,737	10,337	123,089	101,329	486	153,014
Mortality and expense risk charges (note 2)	(361,821)	(147,878)	(623,191)	(10,393)	(193,970)	(121,569)	(363)	(102,499)

Net investment income (loss)	19,945	(41,324)	2,460,546	(56)	(70,881)	(20,240)	123	50,515
Realized gain (loss) on investments	(2,960,978)	1,602,103	(1,751,601)	6,211	4,960,357	1,797,198	477	1,114,352
Change in unrealized gain (loss) on investments	(2,890,730)	(2,764,699)	(104,092)	22,538	(5,857,628)	(3,748,153)	(3,827)	(2,144,565)

Net gain (loss) on investments	(5,851,708)	(1,162,596)	(1,855,693)	28,749	(897,271)	(1,950,955)	(3,350)	(1,030,213)

Reinvested capital gains	65,120	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,766,643)	(1,203,920)	604,853	28,693	(968,152)	(1,971,195)	(3,227)	(979,698)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS	AMFAS
Reinvested dividends	$3,319,359	592	959,220	944	-	-	12	-
Mortality and expense risk charges (note 2)	(675,386)	(48,690)	(310,697)	(3,438)	(6,052)	(973)	(43)	(25,400)

Net investment income (loss)	2,643,973	(48,098)	648,523	(2,494)	(6,052)	(973)	(31)	(25,400)
Realized gain (loss) on investments	894,787	288,294	(59,754)	2,362	92,063	3,160	331	285,891
Change in unrealized gain (loss) on investments	(5,221,208)	(405,392)	(794,698)	(8,882)	(89,534)	(9,978)	(547)	(368,121)

Net gain (loss) on investments	(4,326,421)	(117,098)	(854,452)	(6,520)	2,529	(6,818)	(216)	(82,230)

Reinvested capital gains	386,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,295,700)	(165,196)	(205,929)	(9,014)	(3,523)	(7,791)	(247)	(107,630)

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS
Reinvested dividends	$30,682	11,809	1,157,196	779,935	25,627	249,851	11,078	2,264
Mortality and expense risk charges (note 2)	(106,718)	(34,789)	(1,017,504)	(662,722)	(40,284)	(22,648)	(1,057)	(317)

Net investment income (loss)	(76,036)	(22,980)	139,692	117,213	(14,657)	227,203	10,021	1,947
Realized gain (loss) on investments	669,607	66,277	1,000,530	6,398,466	332,840	52,966	(188,774)	(12,083)
Change in unrealized gain (loss) on investments	(1,023,629)	(102,915)	(8,792,391)	(11,277,489)	(504,231)	(276,243)	177,894	9,270

Net gain (loss) on investments	(354,022)	(36,638)	(7,791,861)	(4,879,023)	(171,391)	(223,277)	(10,880)	(2,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(430,058)	(59,618)	(7,652,169)	(4,761,810)	(186,048)	3,926	(859)	(866)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS	PMVFAD	PMVLAD
Reinvested dividends	$924,317	16,791	53,236	758	-	115,713	179,065	581,147
Mortality and expense risk charges (note 2)	(1,164,658)	(48,497)	(96,034)	(2,290)	(707,355)	(74,510)	(107,061)	(420,082)

Net investment income (loss)	(240,341)	(31,706)	(42,798)	(1,532)	(707,355)	41,203	72,004	161,065
Realized gain (loss) on investments	4,046,357	64,628	349,445	1,408	4,291,259	11,058	401,419	194,329
Change in unrealized gain (loss) on investments	(5,003,334)	(88,797)	(358,156)	(8,289)	(3,242,085)	(149,435)	81,270	(478,868)

Net gain (loss) on investments	(956,977)	(24,169)	(8,711)	(6,881)	1,049,174	(138,377)	482,689	(284,539)

Reinvested capital gains	-	-	-	-	-	50,347	32,411	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,197,318)	(55,875)	(51,509)	(8,413)	341,819	(46,827)	587,104	(123,474)

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	AVBV2	AVCA
Reinvested dividends	$19,104	73,303	70,780	141	-	93,007	428	74
Mortality and expense risk charges (note 2)	(10,604)	(30,441)	(29,564)	(140)	(24,958)	(123,989)	(873)	(711)

Net investment income (loss)	8,500	42,862	41,216	1	(24,958)	(30,982)	(445)	(637)
Realized gain (loss) on investments	65,244	62,923	(14,152)	(772)	141,430	(44,788)	1,091	2,265
Change in unrealized gain (loss) on investments	(23,714)	(79,007)	(115,089)	53	(212,800)	(154,306)	(3,913)	(6,397)

Net gain (loss) on investments	41,530	(16,084)	(129,241)	(719)	(71,370)	(199,094)	(2,822)	(4,132)

Reinvested capital gains	33,909	38,096	87,116	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,939	64,874	(909)	(718)	(96,328)	(230,076)	(3,267)	(4,769)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS	IVRE	VYDS
Investment Activity:
Reinvested dividends	$-	-	1,493	5,686	710	-	11,798	25,543
Mortality and expense risk charges (note 2)	(17,456)	(20,614)	(4,236)	(14,652)	(1,812)	(1,174)	(3,929)	(45,829)

Net investment income (loss)	(17,456)	(20,614)	(2,743)	(8,966)	(1,102)	(1,174)	7,869	(20,286)
Realized gain (loss) on investments	57,235	165,846	45,669	35,631	(2,353)	17,447	45,421	(81,482)
Change in unrealized gain (loss) on investments	(148,759)	(342,968)	(42,945)	(39,212)	(20,687)	(14,498)	(87,399)	(220,595)

Net gain (loss) on investments	(91,524)	(177,122)	2,724	(3,581)	(23,040)	2,949	(41,978)	(302,077)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,980)	(197,736)	(19)	(12,547)	(24,142)	1,775	(34,109)	(322,363)

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$22,659	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(11,073)	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)

Net investment income (loss)	11,586	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)
Realized gain (loss) on investments	(23,929)	(1,727)	16,846	2,808	116,231	53,502	90,788	67,984
Change in unrealized gain (loss) on investments	(127,419)	(33,746)	(22,024)	(1,474)	(134,605)	(49,023)	(147,371)	(245,990)

Net gain (loss) on investments	(151,348)	(35,473)	(5,178)	1,334	(18,374)	4,479	(56,583)	(178,006)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,762)	(38,149)	(6,766)	50	(27,956)	413	(67,959)	(202,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	SBLX	SBLY	TRHS2	VWEMR	VWEM	VWHAR	VWHA	WRASP
Reinvested dividends	$-	-	-	202,603	178,624	545,194	188,642	2,334,621
Mortality and expense risk charges (note 2)	(1,135)	(249)	(54,989)	(194,576)	(175,985)	(497,644)	(162,525)	(2,520,502)

Net investment income (loss)	(1,135)	(249)	(54,989)	8,027	2,639	47,550	26,117	(185,881)
Realized gain (loss) on investments	21,651	3,011	64,029	3,107,435	(1,014,141)	806,908	1,225,700	13,379,146
Change in unrealized gain (loss) on investments	(24,049)	(4,554)	(248,121)	(8,037,696)	(3,649,755)	(9,382,890)	(4,078,889)	(29,630,335)

Net gain (loss) on investments	(2,398)	(1,543)	(184,092)	(4,930,261)	(4,663,896)	(8,575,982)	(2,853,189)	(16,251,189)

Reinvested capital gains	-	-	-	-	-	586,535	201,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,533)	(1,792)	(239,081)	(4,922,234)	(4,661,257)	(7,941,897)	(2,625,082)	(16,437,070)

Investment Activity:	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$806,636	2,726,363	446,171	216,953	-	26,249	-	510,687
Mortality and expense risk charges (note 2)	(588,738)	(1,140,997)	(1,367,680)	(228,885)	(126,950)	(8,144)	(400,286)	(1,430,903)

Net investment income (loss)	217,898	1,585,366	(921,509)	(11,932)	(126,950)	18,105	(400,286)	(920,216)
Realized gain (loss) on investments	3,893,805	1,298,404	9,932,852	125,797	(255,068)	(4,488)	(3,243,603)	10,133,988
Change in unrealized gain (loss) on investments	(7,119,620)	2,383,158	(11,760,857)	(1,211,019)	(645,624)	(28,061)	(3,782,615)	(12,234,373)

Net gain (loss) on investments	(3,225,815)	3,681,562	(1,828,005)	(1,085,222)	(900,692)	(32,549)	(7,026,218)	(2,100,385)

Reinvested capital gains	4,250,371	673,132	3,993,075	-	-	-	-	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,454	5,940,060	1,243,561	(1,097,154)	(1,027,642)	(14,444)	(7,426,504)	1,635,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP
Investment Activity:
Reinvested dividends	$5,811,027	163,897	272,152	29,018	-	954	5,555	73,935
Mortality and expense risk charges (note 2)	(885,160)	(436,693)	(191,645)	(9,123)	(53,573)	(184,687)	(316,914)	(109,249)

Net investment income (loss)	4,925,867	(272,796)	80,507	19,895	(53,573)	(183,733)	(311,359)	(35,314)
Realized gain (loss) on investments	264,811	3,718,059	(1,905,228)	4,168	180,551	1,152,384	-	(1,002,965)
Change in unrealized gain (loss) on investments	(1,956,990)	(6,452,185)	(740,993)	(16,445)	(552,173)	(1,829,127)	-	1,405,801

Net gain (loss) on investments	(1,692,179)	(2,734,126)	(2,646,221)	(12,277)	(371,622)	(676,743)	-	402,836

Reinvested capital gains	-	-	-	-	-	572,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,233,688	(3,006,922)	(2,565,714)	7,618	(425,195)	(287,552)	(311,359)	367,522

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	NVAGF3	CSIEF3
Investment Activity:
Reinvested dividends	$-	-	40,933	417,206	387	-	45,547	30,549
Mortality and expense risk charges (note 2)	(847,410)	(733,076)	(92,790)	(631,900)	(4,549)	(98,023)	(4,595)	(8,041)

Net investment income (loss)	(847,410)	(733,076)	(51,857)	(214,694)	(4,162)	(98,023)	40,952	22,508
Realized gain (loss) on investments	5,972,317	3,350,929	(43,492)	951,028	33,857	(25,482)	(126,856)	(53,706)
Change in unrealized gain (loss) on investments	(12,014,698)	(10,215,660)	(1,117,820)	(5,188,767)	(46,626)	(418,005)	52,091	(126,839)

Net gain (loss) on investments	(6,042,381)	(6,864,731)	(1,161,312)	(4,237,739)	(12,769)	(443,487)	(74,765)	(180,545)

Reinvested capital gains	2,726,712	568,594	-	-	-	-	62,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,163,079)	(7,029,213)	(1,213,169)	(4,452,433)	(16,931)	(541,510)	28,337	(158,037)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	GEF	GEF3	WSCP	AVB
Investment Activity:
Reinvested dividends	$42,806	31,184	24,004	5,426
Mortality and expense risk charges (note 2)	(34,773)	(26,691)	(39,045)	(855)

Net investment income (loss)	8,033	4,493	(15,041)	4,571
Realized gain (loss) on investments	1,344,123	(807,515)	642,075	11,198
Change in unrealized gain (loss) on investments	(1,476,223)	710,618	(918,498)	(1,919)

Net gain (loss) on investments	(132,100)	(96,897)	(276,423)	9,279

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,067)	(92,404)	(291,464)	13,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		BBCMAG		BBGI		MLVGA3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$31,250,863	31,584,156	(3,612)	743	(1,338)	(249)	468,238	70,591
Realized gain (loss) on investments	117,010,831	(56,533,762)	(110,960)	(107,659)	(362,420)	(687,004)	420,723	407,938
Change in unrealized gain (loss) on investments	(395,769,589)	885,246,152	67,258	195,441	317,845	813,200	(3,689,282)	1,343,809
Reinvested capital gains	34,433,189	38,426,055	-	-	-	-	922,056	169,611

Net increase (decrease) in contract owners’ equity resulting from operations	(213,074,706)	898,722,601	(47,314)	88,525	(45,913)	125,947	(1,878,265)	1,991,949

Equity transactions:
Purchase payments received from contract owners (note 3)	139,626,678	175,161,828	7,898	7,901	76,049	21,499	990,883	1,171,643
Transfers between funds	-	-	(13,825)	21,843	(7,930)	(111,260)	12,375,334	14,396,359
Redemptions (note 3)	(1,399,520,879)	(1,485,445,815)	(160,902)	(166,097)	(523,013)	(452,368)	(4,608,146)	(3,978,794)
Annuity benefits	(5,861,123)	(5,840,577)	-	-	-	-	(25,121)	(16,063)
Contract maintenance charges (note 2)	(179,324)	(199,103)	-	-	-	-	(206)	(96)
Contingent deferred sales charges (note 2)	(1,628,046)	(1,454,198)	-	(196)	(172)	(1,045)	(2,693)	(938)
Adjustments to maintain reserves	(52,497)	(78,577)	(48)	(2)	(39)	(44)	(313)	(1,023)

Net equity transactions	(1,267,615,191)	(1,317,856,442)	(166,877)	(136,551)	(455,105)	(543,217)	8,729,738	11,571,088

Net change in contract owners’ equity	(1,480,689,897)	(419,133,841)	(214,191)	(48,026)	(501,018)	(417,270)	6,851,473	13,563,037
Contract owners’ equity beginning of period	7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	29,673,046	16,110,009

Contract owners’ equity end of period	$6,061,567,903	7,542,257,800	517,872	732,063	779,932	1,280,950	36,524,519	29,673,046

CHANGES IN UNITS:
Beginning units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	2,250,841	1,329,525
Units purchased	109,220,806	193,534,437	9,408	7,189	15,297	4,723	1,369,065	1,730,348
Units redeemed	(198,234,245)	(283,851,700)	(24,717)	(20,723)	(59,890)	(62,499)	(714,949)	(809,032)

Ending units	451,701,753	540,715,192	50,679	65,988	78,794	123,387	2,904,957	2,250,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSIF		DSRG		DSRGS		HVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,284,150	2,328,617	(69,948)	(83,721)	(965)	(1,132)	28	(1)
Realized gain (loss) on investments	15,166,022	7,866,902	1,991,785	1,303,082	1,889	5,071	(2,907)	1
Change in unrealized gain (loss) on investments	(16,619,845)	32,392,551	(1,856,998)	4,273,277	(2,688)	6,784	(7,007)	42
Reinvested capital gains	2,213,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,044,061	42,588,070	64,839	5,492,638	(1,764)	10,723	(9,886)	42

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,238	7,546,756	1,409,390	1,493,947	-	-	-	-
Transfers between funds	(13,172,185)	(6,486,526)	(417,481)	(1,368,028)	(5)	67	95,349	4,880
Redemptions (note 3)	(50,109,533)	(49,955,688)	(6,754,323)	(6,404,196)	(13,242)	(34,626)	(23,771)	-
Annuity benefits	(174,491)	(168,231)	(6,460)	(5,866)	-	-	-	-
Contract maintenance charges (note 2)	(8,615)	(10,169)	(3,139)	(3,562)	-	-	-	-
Contingent deferred sales charges (note 2)	(77,661)	(106,802)	(15,713)	(21,625)	-	(52)	-	-
Adjustments to maintain reserves	(284)	(1,702)	(2,182)	(270)	(18)	(9)	(10)	-

Net equity transactions	(56,649,531)	(49,182,361)	(5,789,908)	(6,309,600)	(13,265)	(34,620)	71,568	4,880

Net change in contract owners’ equity	(53,605,470)	(6,594,291)	(5,725,069)	(816,962)	(15,029)	(23,897)	61,682	4,922
Contract owners’ equity beginning of period	347,483,558	354,077,849	44,991,873	45,808,835	90,116	114,013	4,922	-

Contract owners’ equity end of period	$293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116	66,604	4,922

CHANGES IN UNITS:
Beginning units	25,036,633	29,044,402	3,796,404	4,390,417	8,596	12,253	477	-
Units purchased	2,153,616	2,238,764	249,536	132,790	3	14	23,029	479
Units redeemed	(6,161,836)	(6,246,533)	(726,098)	(726,803)	(1,318)	(3,671)	(16,134)	(2)

Ending units	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596	7,372	477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HVSIT		JPMMV1		JABS		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,076)	(2)	19,294	10,097	1,085	1,428	(908,766)	(1,150,038)
Realized gain (loss) on investments	(61,769)	53	1,065,140	782,473	168	1,409	9,916,193	10,793,264
Change in unrealized gain (loss) on investments	(20,383)	4	(972,511)	1,394,609	(7,916)	4,603	(16,882,728)	(4,098,525)
Reinvested capital gains	-	-	-	-	5,438	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,228)	55	111,923	2,187,179	(1,225)	7,440	(7,875,301)	5,544,701

Equity transactions:
Purchase payments received from contract owners (note 3)	48,555	-	81,390	105,717	-	-	1,535,318	2,478,918
Transfers between funds	510,711	15,259	(27,496)	307,064	(32,415)	-	(10,972,314)	(5,022,668)
Redemptions (note 3)	(96,248)	-	(1,420,579)	(1,685,760)	(4,593)	(7,268)	(18,309,626)	(20,035,823)
Annuity benefits	-	-	(2,726)	(2,425)	(422)	(409)	(41,669)	(42,040)
Contract maintenance charges (note 2)	-	-	(360)	(374)	-	1	(2,470)	(2,690)
Contingent deferred sales charges (note 2)	-	-	(2,143)	(747)	-	-	(25,450)	(26,096)
Adjustments to maintain reserves	(53)	2	(2,167)	(1,160)	(1)	39	(113)	(2,348)

Net equity transactions	462,965	15,261	(1,374,081)	(1,277,686)	(37,431)	(7,637)	(27,816,324)	(22,652,747)

Net change in contract owners’ equity	374,737	15,316	(1,262,158)	909,493	(38,656)	(197)	(35,691,625)	(17,108,046)
Contract owners’ equity beginning of period	15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

Contract owners’ equity end of period	$390,053	15,316	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

CHANGES IN UNITS:
Beginning units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565
Units purchased	120,204	1,674	133,401	190,347	40	39	1,485,850	1,589,579
Units redeemed	(86,322)	(318)	(226,494)	(294,557)	(2,574)	(557)	(4,327,465)	(4,014,211)

Ending units	35,238	1,356	724,335	817,428	4,875	7,409	9,423,318	12,264,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(179,913)	(147,605)	(189,353)	(196,497)	(677,304)	(685,413)	(454,714)	(435,049)
Realized gain (loss) on investments	3,659,801	316,299	1,034,165	805,632	(4,161,614)	2,409,923	7,047,640	9,225,218
Change in unrealized gain (loss) on investments	(5,071,672)	2,482,442	(2,494,664)	3,240,262	(28,487,796)	21,432,682	(31,027,463)	7,949,018
Reinvested capital gains	-	-	-	-	883,573	-	631,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,591,784)	2,651,136	(1,649,852)	3,849,397	(32,443,141)	23,157,192	(23,802,651)	16,739,187

Equity transactions:
Purchase payments received from contract owners (note 3)	705,174	806,542	130,856	128,552	2,067,982	2,866,917	654,766	636,150
Transfers between funds	(1,648,670)	2,620,446	(536,299)	(985,517)	(20,494,124)	1,440,069	(2,233,720)	(3,619,665)
Redemptions (note 3)	(2,899,241)	(2,191,966)	(2,667,322)	(2,374,682)	(14,809,383)	(17,389,236)	(10,790,044)	(12,596,333)
Annuity benefits	-	-	(2,561)	(2,308)	(28,154)	(27,537)	(15,195)	(16,464)
Contract maintenance charges (note 2)	(403)	(403)	(610)	(669)	(2,345)	(2,885)	(1,300)	(1,543)
Contingent deferred sales charges (note 2)	(6,660)	(4,828)	(1,530)	(1,697)	(28,329)	(37,696)	(9,600)	(12,706)
Adjustments to maintain reserves	(227)	(158)	(4,970)	(5,572)	(352)	3,335	(972)	2,676

Net equity transactions	(3,850,027)	1,229,632	(3,082,436)	(3,241,893)	(33,294,705)	(13,147,034)	(12,396,065)	(15,607,884)

Net change in contract owners’ equity	(5,441,811)	3,880,768	(4,732,288)	607,504	(65,737,846)	10,010,158	(36,198,716)	1,131,303
Contract owners’ equity beginning of period	16,812,409	12,931,641	19,820,830	19,213,326	121,706,658	111,696,500	80,724,144	79,592,841

Contract owners’ equity end of period	$11,370,598	16,812,409	15,088,542	19,820,830	55,968,812	121,706,658	44,525,428	80,724,144

CHANGES IN UNITS:
Beginning units	1,087,988	1,031,386	3,870,859	4,618,124	4,043,040	4,589,729	4,560,947	5,558,077
Units purchased	531,003	540,662	34,493	17,929	357,591	1,127,414	41,566	49,333
Units redeemed	(802,031)	(484,060)	(642,685)	(765,194)	(1,623,180)	(1,674,103)	(844,129)	(1,046,463)

Ending units	816,960	1,087,988	3,262,667	3,870,859	2,777,451	4,043,040	3,758,384	4,560,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MIGSC		MMCGSC		MNDSC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,838)	(1,786)	(27,815)	(29,153)	(19,699)	(20,890)	34,600	63,600
Realized gain (loss) on investments	3,931	1,972	19,937	(26,771)	74,101	(5,076)	(1,003,520)	(2,225,769)
Change in unrealized gain (loss) on investments	(3,469)	17,222	(96,890)	435,360	(265,583)	345,445	101,100	5,447,120
Reinvested capital gains	-	-	-	-	117,072	-	141,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,376)	17,408	(104,768)	379,436	(94,109)	319,479	(725,821)	3,284,951

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	8,065	11,907	7,881	9,301	937,264	1,233,430
Transfers between funds	-	(220)	(126,732)	(43,801)	(42,359)	156	2,174,166	424,074
Redemptions (note 3)	(9,362)	(16,600)	(265,496)	(254,124)	(362,040)	(260,082)	(6,523,466)	(5,440,171)
Annuity benefits	(6,952)	(6,405)	-	-	-	-	(34,695)	(33,222)
Contract maintenance charges (note 2)	-	1	-	-	-	-	(954)	(1,012)
Contingent deferred sales charges (note 2)	(23)	(339)	(446)	(170)	(173)	(222)	(6,014)	(8,459)
Adjustments to maintain reserves	(8)	(164)	(45)	96	(73)	(313)	(416)	4

Net equity transactions	(16,345)	(23,726)	(384,654)	(286,091)	(396,764)	(251,159)	(3,454,115)	(3,825,355)

Net change in contract owners’ equity	(17,721)	(6,318)	(489,422)	93,345	(490,873)	68,320	(4,179,936)	(540,404)
Contract owners’ equity beginning of period	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015	36,270,557	36,810,961

Contract owners’ equity end of period	$170,920	188,641	1,214,048	1,703,470	750,462	1,241,335	32,090,621	36,270,557

CHANGES IN UNITS:
Beginning units	15,259	17,463	175,231	210,034	84,336	106,493	3,299,060	3,696,423
Units purchased	70	-	1,523	6,194	3,647	15,204	1,511,838	865,222
Units redeemed	(1,379)	(2,204)	(40,965)	(40,997)	(29,842)	(37,361)	(1,821,484)	(1,262,585)

Ending units	13,950	15,259	135,789	175,231	58,141	84,336	2,989,414	3,299,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSVF2		MSEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,403)	(3,132)	63,136	207,944	13,974	23,553	260,206	388,894
Realized gain (loss) on investments	79,348	12,252	639	84,494	(8,368)	(48,054)	14,723	(84,500)
Change in unrealized gain (loss) on investments	(148,204)	72,467	14,771	(6,107)	24,552	64,038	221,337	757,864
Reinvested capital gains	-	-	-	-	-	-	119,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,259)	81,587	78,546	286,331	30,158	39,537	615,531	1,062,258

Equity transactions:
Purchase payments received from contract owners (note 3)	118,974	106,889	9,942	186,137	-	8,717	113,611	88,406
Transfers between funds	4,644,814	835,173	68,377	(169,084)	(8,638)	231,989	(497,998)	(610,897)
Redemptions (note 3)	(561,059)	(6,367)	(665,475)	(774,478)	(43,548)	(207,272)	(1,867,264)	(2,132,358)
Annuity benefits	-	-	-	-	(10,914)	(10,905)	(8,982)	(9,660)
Contract maintenance charges (note 2)	(23)	-	(65)	(77)	-	1	(257)	(260)
Contingent deferred sales charges (note 2)	(350)	(21)	(1,109)	(804)	(206)	(114)	(1,597)	(2,043)
Adjustments to maintain reserves	(9,716)	(16)	(200)	(156)	(25)	(8)	(170)	(467)

Net equity transactions	4,192,640	935,657	(588,530)	(758,462)	(63,331)	22,408	(2,262,657)	(2,667,279)

Net change in contract owners’ equity	4,119,381	1,017,244	(509,984)	(472,131)	(33,173)	61,945	(1,647,126)	(1,605,021)
Contract owners’ equity beginning of period	1,017,244	-	3,677,059	4,149,190	888,015	826,070	11,740,317	13,345,338

Contract owners’ equity end of period	$5,136,625	1,017,244	3,167,075	3,677,059	854,842	888,015	10,093,191	11,740,317

CHANGES IN UNITS:
Beginning units	94,481	-	332,360	397,097	66,721	63,439	377,508	466,768
Units purchased	538,896	107,371	6,051,638	6,106,500	24	30,570	8,284	20,915
Units redeemed	(141,831)	(12,890)	(6,109,492)	(6,171,237)	(4,313)	(27,288)	(79,111)	(110,175)

Ending units	491,546	94,481	274,506	332,360	62,432	66,721	306,681	377,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVMG		MSVRE		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(864)	(907)	(7,886)	7,016	678,365	152,590	(12,878)	1,169
Realized gain (loss) on investments	8,976	4,401	87,782	113,371	795,050	101,418	20,877	10,180
Change in unrealized gain (loss) on investments	(10,584)	10,914	(40,768)	154,463	(2,450,456)	2,830,584	(49,907)	57,218
Reinvested capital gains	21	-	-	-	367,865	372,605	7,432	8,014

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451)	14,408	39,128	274,850	(609,176)	3,457,197	(34,476)	76,581

Equity transactions:
Purchase payments received from contract owners (note 3)	(14)	37	21,125	13,145	1,741,240	244,987	47,704	41,354
Transfers between funds	(18,232)	17,477	(73,057)	(96,252)	(10,420,021)	174,239,861	13,079	3,647,837
Redemptions (note 3)	(758)	(18,004)	(131,801)	(245,466)	(27,756,826)	(2,151,859)	(814,283)	(230,045)
Annuity benefits	(549)	(1,315)	(14,306)	(11,894)	(109,615)	(6,599)	-	-
Contract maintenance charges (note 2)	(5)	(14)	(111)	(118)	(3,892)	(237)	-	-
Contingent deferred sales charges (note 2)	26	(1)	22	(214)	(33,170)	(4,976)	(278)	-
Adjustments to maintain reserves	3,713	(1,458)	(890)	2,150	(7,110)	(5,778)	(88)	12

Net equity transactions	(15,819)	(3,278)	(199,018)	(338,649)	(36,589,394)	172,315,399	(753,866)	3,459,159

Net change in contract owners’ equity	(18,270)	11,130	(159,890)	(63,799)	(37,198,570)	175,772,596	(788,342)	3,535,740
Contract owners’ equity beginning of period	67,019	55,889	1,116,800	1,180,599	176,164,621	392,025	3,535,740	-

Contract owners’ equity end of period	$48,749	67,019	956,910	1,116,800	138,966,051	176,164,621	2,747,398	3,535,740

CHANGES IN UNITS:
Beginning units	6,496	4,834	35,233	47,730	12,471,315	31,259	256,614	-
Units purchased	-	2,757	1,058	1,486	417,291	12,697,067	15,544	274,349
Units redeemed	(1,637)	(1,095)	(6,955)	(13,983)	(3,007,645)	(257,011)	(70,090)	(17,735)

Ending units	4,859	6,496	29,336	35,233	9,880,961	12,471,315	202,068	256,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$62,117	114,043	299,904	275,945	(36,244)	(81,478)	(367,315)	(379,466)
Realized gain (loss) on investments	(1,021,572)	(2,412,778)	1,118,235	694,437	(1,358,248)	(1,709,080)	(2,759,266)	(3,209,864)
Change in unrealized gain (loss) on investments	870,779	5,741,498	(315,415)	570,183	(853,577)	4,108,005	786,049	9,681,197
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,676)	3,442,763	1,102,724	1,540,565	(2,248,069)	2,317,447	(2,340,532)	6,091,867

Equity transactions:
Purchase payments received from contract owners (note 3)	899,028	1,049,843	492,021	763,309	469,596	408,316	1,092,732	1,389,984
Transfers between funds	212,010	250,710	(1,597,826)	1,205,534	(1,846,844)	716,536	3,340,934	3,162,437
Redemptions (note 3)	(5,460,977)	(6,971,963)	(4,550,652)	(6,223,556)	(4,073,859)	(4,065,330)	(7,427,009)	(6,893,127)
Annuity benefits	(78,376)	(74,385)	(38,240)	(60,731)	(18,432)	(14,476)	(57,003)	(48,756)
Contract maintenance charges (note 2)	(1,181)	(1,010)	(357)	(391)	(778)	(837)	(1,421)	(1,432)
Contingent deferred sales charges (note 2)	(4,588)	(9,045)	(5,951)	(12,376)	(6,800)	(3,848)	(10,122)	(9,958)
Adjustments to maintain reserves	(279)	1,353	(394)	(491)	(264)	2,055	(711)	2,492

Net equity transactions	(4,434,363)	(5,754,497)	(5,701,399)	(4,328,702)	(5,477,381)	(2,957,584)	(3,062,600)	(2,398,359)

Net change in contract owners’ equity	(4,523,039)	(2,311,734)	(4,598,675)	(2,788,137)	(7,725,450)	(640,137)	(5,403,132)	3,693,508
Contract owners’ equity beginning of period	34,579,297	36,891,031	28,896,595	31,684,732	27,116,384	27,756,521	42,535,440	38,841,932

Contract owners’ equity end of period	$30,056,258	34,579,297	24,297,920	28,896,595	19,390,934	27,116,384	37,132,308	42,535,440

CHANGES IN UNITS:
Beginning units	3,070,605	3,655,535	2,540,834	2,923,369	2,352,559	2,651,292	4,103,841	4,400,289
Units purchased	355,791	781,157	305,302	848,414	279,143	555,037	1,019,681	1,082,780
Units redeemed	(764,073)	(1,366,087)	(791,670)	(1,230,949)	(754,202)	(853,770)	(1,315,612)	(1,379,228)

Ending units	2,662,323	3,070,605	2,054,466	2,540,834	1,877,500	2,352,559	3,807,910	4,103,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(22,976)	(31,320)	2,162,802	2,597,566	2,310,840	2,515,382	(7,355)	(20,558)
Realized gain (loss) on investments	(99,068)	(646,824)	(1,216,411)	(1,803,639)	(68,101)	13,861,200	(182,450)	(64,651)
Change in unrealized gain (loss) on investments	(295,421)	1,831,687	(68,509)	3,224,192	(1,254,835)	(12,613,795)	(194,714)	360,262
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417,465)	1,153,543	877,882	4,018,119	987,904	3,762,787	(384,519)	275,053

Equity transactions:
Purchase payments received from contract owners (note 3)	413,304	517,953	93,630	79,217	602,339	832,954	50,858	66,253
Transfers between funds	779,271	1,582,482	(1,688,262)	(1,809,615)	(284,755)	(21,181,442)	(162,184)	(156,085)
Redemptions (note 3)	(1,689,973)	(2,091,288)	(5,744,265)	(6,934,686)	(6,705,989)	(6,722,168)	(311,832)	(455,737)
Annuity benefits	(53,076)	(50,834)	(15,327)	(17,271)	(25,843)	(28,975)	(3,169)	(5,551)
Contract maintenance charges (note 2)	(362)	(295)	(391)	(466)	(331)	(345)	(63)	(59)
Contingent deferred sales charges (note 2)	(2,564)	(2,427)	(4,297)	(5,552)	(6,260)	(6,167)	(940)	(450)
Adjustments to maintain reserves	(258)	(801)	(530)	(916)	(495)	(3,089)	(62)	(191)

Net equity transactions	(553,658)	(45,210)	(7,359,442)	(8,689,289)	(6,421,334)	(27,109,232)	(427,392)	(551,820)

Net change in contract owners’ equity	(971,123)	1,108,333	(6,481,560)	(4,671,170)	(5,433,430)	(23,346,445)	(811,911)	(276,767)
Contract owners’ equity beginning of period	13,277,735	12,169,402	33,724,159	38,395,329	37,300,452	60,646,897	1,948,460	2,225,227

Contract owners’ equity end of period	$12,306,612	13,277,735	27,242,599	33,724,159	31,867,022	37,300,452	1,136,549	1,948,460

CHANGES IN UNITS:
Beginning units	1,421,023	1,422,326	1,905,594	2,432,766	2,742,198	5,022,438	70,785	92,773
Units purchased	355,549	515,144	9,777	62,462	1,007,577	3,367,157	2,457	1,647
Units redeemed	(402,026)	(516,447)	(416,334)	(589,634)	(1,463,460)	(5,647,397)	(20,154)	(23,635)

Ending units	1,374,546	1,421,023	1,499,037	1,905,594	2,286,315	2,742,198	53,088	70,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM3		GEM6		GIG		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(201,676)	(566,214)	(11,140)	(19,010)	24,730	(3,036)	36,685	(49,963)
Realized gain (loss) on investments	(5,901,629)	(11,714,634)	24,333	(260,475)	33,704	56,569	(1,495,831)	(5,227,492)
Change in unrealized gain (loss) on investments	(4,952,430)	19,225,413	(213,925)	397,489	(770,978)	(10,389)	(1,154,206)	7,913,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,055,735)	6,944,565	(200,732)	118,004	(712,544)	43,144	(2,613,352)	2,636,080

Equity transactions:
Purchase payments received from contract owners (note 3)	946,015	1,209,703	9,356	34,861	39,314	32,910	560,911	316,040
Transfers between funds	(6,710,212)	(1,774,128)	(39,380)	4,713	5,983,328	(361,742)	2,315,266	(1,220,819)
Redemptions (note 3)	(7,895,652)	(8,480,529)	(174,993)	(276,463)	(434,399)	(137,485)	(4,384,665)	(4,266,072)
Annuity benefits	(32,299)	(34,168)	-	-	(1,553)	(829)	(104)	(98)
Contract maintenance charges (note 2)	(2,386)	(2,888)	-	-	(73)	(40)	(584)	(603)
Contingent deferred sales charges (note 2)	(16,737)	(24,382)	(28)	(201)	(174)	(432)	(5,057)	(12,154)
Adjustments to maintain reserves	(40)	202	(29)	109	34,619	(265)	(8,071)	(552)

Net equity transactions	(13,711,311)	(9,106,190)	(205,074)	(236,981)	5,621,062	(467,883)	(1,522,304)	(5,184,257)

Net change in contract owners’ equity	(24,767,046)	(2,161,625)	(405,806)	(118,977)	4,908,518	(424,739)	(4,135,656)	(2,548,177)
Contract owners’ equity beginning of period	57,105,797	59,267,422	994,617	1,113,594	766,436	1,191,175	24,943,880	27,492,057

Contract owners’ equity end of period	$32,338,751	57,105,797	588,811	994,617	5,674,954	766,436	20,808,224	24,943,880

CHANGES IN UNITS:
Beginning units	1,961,773	2,343,389	45,329	57,783	62,717	108,942	1,299,368	1,606,441
Units purchased	230,287	515,837	3,215	8,913	512,881	5,025	320,310	309,157
Units redeemed	(744,179)	(897,453)	(13,195)	(21,367)	(52,390)	(51,250)	(404,538)	(616,230)

Ending units	1,447,881	1,961,773	35,349	45,329	523,208	62,717	1,215,140	1,299,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR1		NVNSR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12)	(237)	(426,679)	(851,277)	(13,819)	(16,370)	(31)	(27)
Realized gain (loss) on investments	(4,019)	(3,832)	2,396,508	2,969,870	645,266	454,570	245	7
Change in unrealized gain (loss) on investments	(6,873)	9,569	(12,503,510)	2,178,031	(882,687)	302,498	(543)	374
Reinvested capital gains	-	-	612,655	7,570,839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,904)	5,500	(9,921,026)	11,867,463	(251,240)	740,698	(329)	354

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	843,458	1,520,229	124,711	241,728	-	-
Transfers between funds	54,592	-	(3,073,960)	(9,478,834)	1,213,521	(1,410,734)	841	-
Redemptions (note 3)	(7,520)	(4,230)	(12,857,497)	(14,703,827)	(628,009)	(806,825)	(2,556)	-
Annuity benefits	(2,059)	(1,765)	(14,483)	(16,807)	(628)	(575)	-	-
Contract maintenance charges (note 2)	-	1	(1,543)	(1,861)	(582)	(767)	-	-
Contingent deferred sales charges (note 2)	-	-	(12,659)	(19,979)	(2,141)	(4,318)	-	-
Adjustments to maintain reserves	(3)	6	(415)	4,583	(122)	44	(5)	-

Net equity transactions	45,010	(5,988)	(15,117,099)	(22,696,497)	706,750	(1,981,448)	(1,720)	-

Net change in contract owners’ equity	34,106	(488)	(25,038,125)	(10,829,034)	455,510	(1,240,750)	(2,049)	354
Contract owners’ equity beginning of period	55,731	56,219	91,223,789	102,052,823	3,141,089	4,381,839	2,049	1,695

Contract owners’ equity end of period	$89,837	55,731	66,185,664	91,223,789	3,596,599	3,141,089	-	2,049

CHANGES IN UNITS:
Beginning units	7,153	8,052	10,221,217	13,082,723	318,693	545,466	217	217
Units purchased	7,163	28	589,091	956,878	289,015	204,391	82	-
Units redeemed	(1,343)	(927)	(2,322,813)	(3,818,384)	(225,845)	(431,164)	(299)	-

Ending units	12,973	7,153	8,487,495	10,221,217	381,863	318,693	-	217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25,015	(15,416)	121,153	(23,647)	68,331	(23,121)	118,383	4,113
Realized gain (loss) on investments	113,735	260,027	679,973	293,238	112,306	(72,225)	289,345	403,070
Change in unrealized gain (loss) on investments	(401,718)	(134,930)	(1,082,853)	387,632	(501,521)	596,301	(424,227)	(84,730)
Reinvested capital gains	40,893	188,921	60,931	-	34,750	204	53,609	125,034

Net increase (decrease) in contract owners’ equity resulting from operations	(222,075)	298,602	(220,796)	657,223	(286,134)	501,159	37,110	447,487

Equity transactions:
Purchase payments received from contract owners (note 3)	165,050	197,959	249,811	215,456	466,686	178,334	177,145	416,266
Transfers between funds	263,006	110,790	336,108	4,834,439	503,122	2,064,489	1,741,381	3,455,185
Redemptions (note 3)	(252,561)	(302,268)	(2,199,408)	(1,370,476)	(1,112,453)	(729,333)	(1,152,381)	(1,237,401)
Annuity benefits	-	-	(5,700)	-	(1,019)	(889)	(30,989)	(25,006)
Contract maintenance charges (note 2)	(595)	(383)	21	(138)	(495)	(171)	(221)	(212)
Contingent deferred sales charges (note 2)	(1,609)	(1,233)	(3,564)	(10,695)	(1,660)	(1,410)	(1,104)	(1,606)
Adjustments to maintain reserves	(46)	(34)	(60)	(41)	(72)	(175)	5,159	4,310

Net equity transactions	173,245	4,831	(1,622,792)	3,668,545	(145,891)	1,510,846	738,990	2,611,536

Net change in contract owners’ equity	(48,830)	303,433	(1,843,588)	4,325,768	(432,025)	2,012,005	776,100	3,059,023
Contract owners’ equity beginning of period	2,674,006	2,370,573	10,310,910	5,985,142	6,034,819	4,022,814	9,293,811	6,234,788

Contract owners’ equity end of period	$2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819	10,069,911	9,293,811

CHANGES IN UNITS:
Beginning units	289,171	291,521	962,233	589,939	580,022	418,388	807,699	581,196
Units purchased	87,914	134,326	360,980	672,494	141,247	303,563	768,647	579,372
Units redeemed	(71,057)	(136,676)	(516,816)	(300,200)	(140,021)	(141,929)	(699,350)	(352,869)

Ending units	306,028	289,171	806,397	962,233	581,248	580,022	876,996	807,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$238,781	(62,698)	93,143	(44,462)	123,682	(9,863)	171,281	130,680
Realized gain (loss) on investments	1,688,917	294,009	498,370	353,810	179,438	557,537	100,750	321,224
Change in unrealized gain (loss) on investments	(2,782,112)	1,497,093	(1,197,270)	511,762	(493,829)	(49,399)	147,169	(113,371)
Reinvested capital gains	125,171	-	78,069	-	52,671	13,578	-	81,541

Net increase (decrease) in contract owners’ equity resulting from operations	(729,243)	1,728,404	(527,688)	821,110	(138,038)	511,853	419,200	420,074

Equity transactions:
Purchase payments received from contract owners (note 3)	843,269	1,516,375	440,375	365,806	409,521	414,056	131,548	305,088
Transfers between funds	1,447,362	7,467,967	743,852	2,315,760	941,343	2,453,693	1,777,925	2,690,069
Redemptions (note 3)	(3,149,311)	(2,919,401)	(1,034,974)	(757,811)	(1,062,366)	(1,051,497)	(1,315,913)	(2,394,549)
Annuity benefits	(60,418)	(78,588)	(78,103)	(74,432)	(5,413)	(4,982)	(16,280)	(14,531)
Contract maintenance charges (note 2)	(1,214)	(860)	(779)	(523)	(248)	(186)	(331)	(486)
Contingent deferred sales charges (note 2)	(3,443)	(1,839)	(3,190)	(1,890)	(290)	(438)	(2,094)	(3,295)
Adjustments to maintain reserves	(25,885)	(730)	(337)	(2,531)	(120)	(2)	(172)	(253)

Net equity transactions	(949,640)	5,982,924	66,844	1,844,379	282,427	1,810,643	574,683	582,043

Net change in contract owners’ equity	(1,678,883)	7,711,328	(460,844)	2,665,489	144,389	2,322,496	993,883	1,002,117
Contract owners’ equity beginning of period	20,622,567	12,911,239	8,217,274	5,551,785	8,478,574	6,156,078	8,231,626	7,229,509

Contract owners’ equity end of period	$18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574	9,225,509	8,231,626

CHANGES IN UNITS:
Beginning units	1,912,124	1,273,021	703,800	487,057	798,523	633,405	722,330	669,759
Units purchased	612,929	1,252,700	282,342	479,194	221,089	560,817	380,521	686,476
Units redeemed	(696,074)	(613,597)	(270,406)	(262,451)	(194,691)	(395,699)	(336,556)	(633,905)

Ending units	1,828,979	1,912,124	715,736	703,800	824,921	798,523	766,295	722,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCBD2		NVLCP2		TRF		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,066	4,669	64,110	55,159	98,786	(70,290)	(5,111)	(8,093)
Realized gain (loss) on investments	9,397	4,039	34,723	203,794	(1,793,123)	(4,115,477)	(50,795)	(60,171)
Change in unrealized gain (loss) on investments	16,006	15,054	127,769	(79,871)	1,400,569	17,958,649	50,543	137,224
Reinvested capital gains	-	7,760	5,090	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,469	31,522	231,692	268,738	(293,768)	13,772,882	(5,363)	68,960

Equity transactions:
Purchase payments received from contract owners (note 3)	2,004	-	75,389	14,847	1,687,815	2,684,534	-	600
Transfers between funds	125,137	109,708	3,518,902	266,457	(4,051,845)	(325,992)	(31,631)	(61,800)
Redemptions (note 3)	(45,147)	(19,869)	(1,586,209)	(722,306)	(17,967,587)	(19,229,198)	(110,323)	(240,080)
Annuity benefits	-	-	(8,446)	(8,224)	(109,291)	(90,425)	-	-
Contract maintenance charges (note 2)	-	-	(61)	(45)	(7,520)	(8,457)	-	-
Contingent deferred sales charges (note 2)	(205)	-	(874)	(62)	(21,995)	(27,681)	(84)	(70)
Adjustments to maintain reserves	(9)	(10)	(121)	(105)	(1,587)	(14,076)	22	(22)

Net equity transactions	81,780	89,829	1,998,580	(449,439)	(20,472,010)	(17,011,295)	(142,016)	(301,372)

Net change in contract owners’ equity	115,249	121,351	2,230,272	(180,701)	(20,765,778)	(3,238,413)	(147,379)	(232,412)
Contract owners’ equity beginning of period	789,449	668,098	3,788,917	3,969,618	125,379,325	128,617,738	623,121	855,533

Contract owners’ equity end of period	$904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325	475,742	623,121

CHANGES IN UNITS:
Beginning units	72,196	63,999	307,535	344,564	9,987,008	11,511,657	59,096	90,233
Units purchased	14,839	10,355	435,178	263,446	217,952	923,449	106	329
Units redeemed	(7,656)	(2,158)	(279,652)	(300,475)	(1,832,431)	(2,448,098)	(13,525)	(31,466)

Ending units	79,379	72,196	463,061	307,535	8,372,529	9,987,008	45,677	59,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GBF2		CAF		GVIX8
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,173,929	5,256,010	50,858	73,932	(141,493)	(119,366)	94,456	28,670
Realized gain (loss) on investments	352,878	4,949,691	50,663	44,449	2,718,191	1,693,588	265,374	(453,341)
Change in unrealized gain (loss) on investments	8,528,350	(8,988,636)	201,824	(138,379)	(3,102,540)	3,194,497	(1,395,427)	596,544
Reinvested capital gains	693,023	9,655,851	18,621	301,802	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,748,180	10,872,916	321,966	281,804	(525,842)	4,768,719	(1,035,597)	171,873

Equity transactions:
Purchase payments received from contract owners (note 3)	2,591,277	3,784,154	33,554	91,844	803,860	592,577	58,777	39,542
Transfers between funds	(8,189,791)	(6,455,822)	(273,105)	(162,632)	1,187,579	(701,182)	4,029,646	219,618
Redemptions (note 3)	(43,853,866)	(53,526,215)	(2,174,926)	(2,787,357)	(4,881,868)	(3,513,337)	(738,160)	(378,317)
Annuity benefits	(194,681)	(213,211)	(687)	(696)	(6,611)	(6,461)	(2,050)	(1,984)
Contract maintenance charges (note 2)	(4,658)	(5,562)	-	-	(2,590)	(2,895)	(88)	(121)
Contingent deferred sales charges (note 2)	(36,010)	(64,767)	(844)	(2,903)	(6,673)	(6,149)	(1,047)	(846)
Adjustments to maintain reserves	(1,059)	(26,512)	29	16	(59)	(34)	(80)	(42)

Net equity transactions	(49,688,788)	(56,507,935)	(2,415,979)	(2,861,729)	(2,906,362)	(3,637,481)	3,346,998	(122,150)

Net change in contract owners’ equity	(35,940,608)	(45,635,019)	(2,094,013)	(2,579,925)	(3,432,204)	1,131,238	2,311,401	49,723
Contract owners’ equity beginning of period	255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	3,124,185	3,074,462

Contract owners’ equity end of period	$220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509	5,435,586	3,124,185

CHANGES IN UNITS:
Beginning units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	345,841	362,938
Units purchased	1,774,759	4,156,549	12,481	67,725	637,435	256,602	605,348	97,028
Units redeemed	(4,662,362)	(7,546,702)	(200,553)	(294,308)	(976,593)	(750,145)	(249,289)	(114,125)

Ending units	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445	701,900	345,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$265,044	209,884	45,715	6,984	9,619	(144)	620,122	632,101
Realized gain (loss) on investments	(4,733,651)	(4,398,101)	77,194	39,309	28,116	16,632	(297,452)	(528,713)
Change in unrealized gain (loss) on investments	2,423,366	10,097,082	(143,231)	233,886	(60,306)	42,983	391,917	2,486,787
Reinvested capital gains	-	-	5,315	7,419	884	1,686	170,870	166,254

Net increase (decrease) in contract owners’ equity resulting from operations	(2,045,241)	5,908,865	(15,007)	287,598	(21,687)	61,157	885,457	2,756,429

Equity transactions:
Purchase payments received from contract owners (note 3)	836,394	1,345,721	39,061	20,233	123,063	62,507	790,348	693,146
Transfers between funds	(957,686)	(2,966,055)	970,111	2,294,762	69,079	276,757	2,673,301	2,750,386
Redemptions (note 3)	(7,443,131)	(6,600,800)	(602,968)	(93,544)	(266,857)	(46,453)	(11,295,447)	(13,802,346)
Annuity benefits	(108,139)	(67,557)	(1,837)	(1,073)	(1,170)	(1,119)	(50,790)	(81,383)
Contract maintenance charges (note 2)	(6,746)	(7,634)	(32)	(2)	(77)	(10)	(1,150)	(1,480)
Contingent deferred sales charges (note 2)	(33,150)	(42,772)	(619)	(1)	(771)	-	(5,142)	(31,184)
Adjustments to maintain reserves	(464)	550	(38)	(487)	(30)	(82)	(12,089)	8,815

Net equity transactions	(7,712,922)	(8,338,547)	403,678	2,219,888	(76,763)	291,600	(7,900,969)	(10,464,046)

Net change in contract owners’ equity	(9,758,163)	(2,429,682)	388,671	2,507,486	(98,450)	352,757	(7,015,512)	(7,707,617)
Contract owners’ equity beginning of period	49,511,482	51,941,164	4,012,310	1,504,824	1,116,422	763,665	55,648,761	63,356,378

Contract owners’ equity end of period	$39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422	48,633,249	55,648,761

CHANGES IN UNITS:
Beginning units	3,478,795	4,157,079	317,412	127,959	78,659	61,529	4,288,835	5,109,651
Units purchased	381,283	530,279	119,622	231,565	19,117	65,897	629,719	1,032,488
Units redeemed	(957,216)	(1,208,563)	(87,784)	(42,112)	(24,605)	(48,767)	(1,222,933)	(1,853,304)

Ending units	2,902,862	3,478,795	349,250	317,412	73,171	78,659	3,695,621	4,288,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,335,015	2,275,051	947,943	877,238	838,712	875,377	(410,417)	119,223
Realized gain (loss) on investments	(3,294,147)	(5,364,250)	(3,707,998)	(6,689,409)	(824,243)	(2,434,915)	2,688,764	668,115
Change in unrealized gain (loss) on investments	(1,491,985)	29,044,386	(752,315)	20,329,521	664,581	7,721,154	(7,148,226)	24,964,675
Reinvested capital gains	-	-	-	-	-	-	1,642,981	124,371

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451,117)	25,955,187	(3,512,370)	14,517,350	679,050	6,161,616	(3,226,898)	25,876,384

Equity transactions:
Purchase payments received from contract owners (note3)	4,024,944	6,189,021	2,966,386	3,372,128	1,404,366	2,746,268	1,667,097	1,747,583
Transfers between funds	(5,112,383)	(6,674,460)	(4,665,571)	(3,347,695)	(1,358,547)	(1,303,103)	(2,965,487)	(4,952,259)
Redemptions (note 3)	(51,647,320)	(60,863,833)	(26,147,181)	(29,224,210)	(14,622,261)	(24,105,332)	(20,408,359)	(21,847,242)
Annuity benefits	(682,497)	(679,775)	(321,957)	(340,024)	(137,565)	(141,521)	(88,087)	(78,073)
Contract maintenance charges (note 2)	(11,936)	(13,622)	(15,337)	(16,360)	(3,656)	(3,902)	(2,853)	(3,095)
Contingent deferred sales charges (note 2)	(76,500)	(98,793)	(68,227)	(100,196)	(17,982)	(37,276)	(26,954)	(36,822)
Adjustments to maintain reserves	(7,139)	(28)	(3,252)	3,965	(116)	(1,128)	6,158	5,868

Net equity transactions	(53,512,831)	(62,141,490)	(28,255,139)	(29,652,392)	(14,735,761)	(22,845,994)	(21,818,485)	(25,164,039)

Net change in contract owners’ equity	(55,963,948)	(36,186,303)	(31,767,509)	(15,135,042)	(14,056,711)	(16,684,378)	(25,045,383)	712,345
Contract owners’ equity beginning of period	280,084,230	316,270,533	138,928,337	154,063,379	83,739,479	100,423,857	122,180,533	121,468,188

Contract owners’ equity end of period	$224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479	97,135,150	122,180,533

CHANGES IN UNITS:
Beginning units	19,697,426	24,580,501	9,585,870	11,933,118	6,041,482	7,849,777	4,548,842	5,661,511
Units purchased	823,638	2,680,321	446,203	1,564,260	389,239	1,007,203	476,348	570,629
Units redeemed	(4,651,786)	(7,563,396)	(2,441,840)	(3,911,508)	(1,460,537)	(2,815,498)	(1,277,025)	(1,683,298)

Ending units	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482	3,748,165	4,548,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM		NVMIG1		NVMIG3		GVDIV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,169,884)	(3,967,836)	32	(28)	109,834	(249,869)	7	20
Realized gain (loss) on investments	-	-	161	(970)	2,423,101	2,081,973	(102)	(110)
Change in unrealized gain (loss) on investments	-	-	(1,537)	1,747	(8,536,436)	5,856,229	(337)	198
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,169,884)	(3,967,836)	(1,344)	749	(6,003,501)	7,688,333	(432)	108

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696,584	30,568,583	-	-	695,453	921,875	-	-
Transfers between funds	117,178,111	54,146,452	(416)	1,928	(1,738,541)	(4,795,227)	-	-
Redemptions (note 3)	(165,913,105)	(194,917,158)	-	-	(8,973,473)	(11,118,397)	14	12
Annuity benefits	(498,899)	(465,152)	-	-	(10,412)	(10,093)	(212)	(218)
Contract maintenance charges (note 2)	(4,366)	(5,431)	-	-	(1,580)	(2,014)	-	-
Contingent deferred sales charges (note 2)	(106,162)	(153,731)	-	-	(11,016)	(17,269)	-	-
Adjustments to maintain reserves	(10,419)	(32,631)	(2)	1	(474)	2,958	-	0

Net equity transactions	(20,658,256)	(110,859,069)	(418)	1,929	(10,040,043)	(15,018,166)	(198)	(206)

Net change in contract owners’ equity	(23,828,140)	(114,826,905)	(1,762)	2,678	(16,043,544)	(7,329,833)	(630)	(98)
Contract owners’ equity beginning of period	282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

Contract owners’ equity end of period	$258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800	1,990	2,620

CHANGES IN UNITS:
Beginning units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230
Units purchased	26,242,335	23,226,328	96	827	283,029	494,833	1	1
Units redeemed	(27,943,456)	(32,271,241)	(122)	(744)	(1,372,218)	(2,310,109)	(18)	(19)

Ending units	21,235,532	22,936,653	870	896	6,118,224	7,207,413	195	212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$74,678	143,054	222	1,061	(315,475)	(255,676)	(12,585)	(17,717)
Realized gain (loss) on investments	(3,387,382)	(3,812,622)	(98,123)	(315,994)	634,688	1,206,613	73,672	43,222
Change in unrealized gain (loss) on investments	1,221,761	4,243,150	(386)	328,212	(1,250,747)	668,604	(83,249)	41,508
Reinvested capital gains	-	-	-	-	-	1,118,211	-	39,440

Net increase (decrease) in contract owners’ equity resulting from operations	(2,090,943)	573,582	(98,287)	13,279	(931,534)	2,737,752	(22,162)	106,453

Equity transactions:
Purchase payments received from contract owners (note 3)	287,589	177,737	1,267	15,949	355,935	381,675	(18,101)	20,161
Transfers between funds	(830,746)	(1,482,147)	(1,522)	(28,201)	(1,620,023)	22,374,986	(149,711)	(167,564)
Redemptions (note 3)	(2,397,421)	(2,335,441)	(87,233)	(276,285)	(5,175,353)	(4,326,362)	(157,116)	(172,399)
Annuity benefits	-	-	(12,241)	(11,848)	(34,584)	(24,493)	(603)	(410)
Contract maintenance charges (note 2)	(593)	(692)	-	3	(1,417)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(3,430)	(3,981)	(142)	(379)	(8,064)	(12,356)	-	(33)
Adjustments to maintain reserves	(115)	892	(24)	85	(6,862)	(10,064)	(23)	479

Net equity transactions	(2,944,716)	(3,643,632)	(99,895)	(300,676)	(6,490,368)	18,382,074	(325,554)	(319,767)

Net change in contract owners’ equity	(5,035,659)	(3,070,050)	(198,182)	(287,397)	(7,421,902)	21,119,826	(347,716)	(213,314)
Contract owners’ equity beginning of period	14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

Contract owners’ equity end of period	$9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698	540,280	887,996

CHANGES IN UNITS:
Beginning units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048
Units purchased	76,046	116,963	1,054	6,945	398,659	3,481,033	435	1,661
Units redeemed	(268,459)	(362,446)	(7,890)	(34,832)	(1,094,917)	(1,362,057)	(35,582)	(42,301)

Ending units	712,738	905,151	32,579	39,415	2,538,927	3,235,185	62,261	97,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,632)	(26,704)	(30,113)	(50,722)	(1,096,454)	(1,152,256)	(88,355)	(92,638)
Realized gain (loss) on investments	(86,987)	(205,887)	182,814	163,146	7,617,033	5,261,698	685,093	257,437
Change in unrealized gain (loss) on investments	(894,703)	130,707	(543,243)	132,358	(11,580,475)	19,775,865	(957,891)	1,462,680
Reinvested capital gains	282,809	348,076	118,986	207,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(706,513)	246,192	(271,556)	451,931	(5,059,896)	23,885,307	(361,153)	1,627,479

Equity transactions:
Purchase payments received from contract owners (note 3)	191,886	100,366	8,550	60,112	1,609,747	1,918,724	113,576	111,284
Transfers between funds	(136,524)	11,324,576	(515,390)	(444,967)	(5,413,692)	(5,160,556)	(1,260,854)	(407,884)
Redemptions (note 3)	(1,744,115)	(1,417,191)	(558,297)	(898,416)	(18,166,884)	(16,017,711)	(664,660)	(831,937)
Annuity benefits	(534)	(336)	(6,468)	(8,507)	(71,854)	(65,043)	-	-
Contract maintenance charges (note 2)	(229)	(70)	(20)	(26)	(3,417)	(3,826)	-	-
Contingent deferred sales charges (note 2)	(2,000)	(886)	(268)	(1,890)	(27,643)	(28,692)	-	-
Adjustments to maintain reserves	(542)	480	(134)	539	(600)	4,206	(80)	1,132

Net equity transactions	(1,692,058)	10,006,939	(1,072,027)	(1,293,155)	(22,074,343)	(19,352,899)	(1,812,018)	(1,127,405)

Net change in contract owners’ equity	(2,398,571)	10,253,131	(1,343,583)	(841,224)	(27,134,239)	4,532,408	(2,173,171)	500,074
Contract owners’ equity beginning of period	10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

Contract owners’ equity end of period	$7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353	5,872,533	8,045,704

CHANGES IN UNITS:
Beginning units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197
Units purchased	233,184	1,317,023	4,979	70,763	566,102	909,181	44,535	61,705
Units redeemed	(405,657)	(338,531)	(124,961)	(231,653)	(2,833,021)	(3,228,254)	(231,839)	(203,292)

Ending units	806,019	978,492	390,315	510,297	9,057,308	11,324,227	641,306	828,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMV2		SCGF		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,423)	95,347	(312,143)	(301,985)	(8,626)	(9,617)	(715,822)	(609,409)
Realized gain (loss) on investments	3,359,910	2,955,674	(985,030)	(1,319,049)	(2,753)	(5,150)	(3,384,670)	(9,908,916)
Change in unrealized gain (loss) on investments	(5,489,242)	6,142,025	767,695	7,327,167	2,368	118,205	(2,265,549)	36,677,316
Reinvested capital gains	274,952	3,384,013	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,0 99,803)	12,577,059	(529,478)	5,706,133	(9,011)	103,438	(6,366,041)	26,158,991

Equity transactions:
Purchase payments received from contract owners (note 3)	8 34,915	1,112,267	459,657	525,121	853	40,677	1,427,244	1,837,780
Transfers between funds	(2,655,023)	(5,140,546)	(1,143,829)	537,786	(25,760)	11,475	(4,543,260)	(5,510,180)
Redemptions (note 3)	(11,658,201)	(14,112,991)	(5,080,333)	(4,500,541)	(99,481)	(242,049)	(19,543,830)	(20,079,069)
Annuity benefits	(20,566)	(18,824)	(8,498)	(9,546)	(32)	(28)	(46,368)	(48,647)
Contract maintenance charges (note 2)	(1,500)	(1,836)	(970)	(970)	-	-	(3,284)	(3,175)
Contingent deferred sales charges (note 2)	(16,009)	(21,522)	(6,668)	(6,395)	(63)	(83)	(26,769)	(30,708)
Adjustments to maintain reserves	(302)	2,562	(688)	1,115	(42)	129	584	6,726

Net equity transactions	(13,516,686)	(18,180,890)	(5,781,329)	(3,453,429)	(124,525)	(189,879)	(22,735,683)	(23,827,274)

Net change in contract owners’ equity	(15,616,489)	(5,603,831)	(6,310,807)	2,252,704	(133,536)	(86,441)	(29,101,724)	2,331,717
Contract owners’ equity beginning of period	75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

Contract owners’ equity end of period	$60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162	93,771,708	122,873,432

CHANGES IN UNITS:
Beginning units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089
Units purchased	311,157	521,586	423,172	304,958	2,044	8,273	164,509	404,505
Units redeemed	(1,625,203)	(2,522,203)	(832,823)	(617,202)	(14,727)	(31,045)	(971,280)	(1,395,285)

Ending units	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561	3,501,538	4,308,309

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		MSBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,315)	(17,392)	(620,048)	(982,254)	(28,847)	(49,211)	2,026,721	3,800,350
Realized gain (loss) on investments	(84,476)	(210,338)	(7,073,506)	(14,481,957)	(310,641)	(435,338)	888,970	(3,154,503)
Change in unrealized gain (loss) on investments	35,117	482,568	637,574	40,966,066	206,915	1,030,722	(43,706)	6,246,020
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,674)	254,838	(7,055,980)	25,501,855	(132,573)	546,173	2,871,985	6,891,867

Equity transactions:
Purchase payments received from contract owners (note 3)	2,877	18,027	1,315,658	1,747,711	6,127	30,524	954,086	877,761
Transfers between funds	(192,117)	47,389	(5,913,682)	(7,532,828)	(56,810)	(113,999)	(1,618,783)	(2,492,534)
Redemptions (note 3)	(190,594)	(371,757)	(18,153,976)	(20,789,293)	(805,481)	(680,848)	(11,781,456)	(15,912,675)
Annuity benefits	(87)	(81)	(58,675)	(54,923)	-	-	(32,119)	(36,117)
Contract maintenance charges (note 2)	-	-	(3,215)	(3,265)	-	-	(641)	(769)
Contingent deferred sales charges (note 2)	(168)	(130)	(25,414)	(28,046)	(346)	(186)	(12,235)	(12,191)
Adjustments to maintain reserves	(26)	260	146	11,456	18	(54)	3,782	(279)

Net equity transactions	(380,115)	(306,292)	(22,839,158)	(26,649,188)	(856,492)	(764,564)	(12,487,366)	(17,576,804)

Net change in contract owners’ equity	(444,789)	(51,454)	(29,895,138)	(1,147,333)	(989,065)	(218,391)	(9,615,381)	(10,684,937)
Contract owners’ equity beginning of period	1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

Contract owners’ equity end of period	$840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638	60,776,777	70,392,158

CHANGES IN UNITS:
Beginning units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701
Units purchased	2,327	20,872	150,134	279,565	7,376	6,640	660,832	773,497
Units redeemed	(30,521)	(48,616)	(1,067,592)	(1,524,061)	(65,246)	(65,528)	(1,394,157)	(1,892,973)

Ending units	67,112	95,306	3,983,163	4,900,621	123,033	180,903	3,529,900	4,263,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$53,424	28,580	(1,964,559)	(315,593)	(157,708)	(13,974)	61,610	32,413
Realized gain (loss) on investments	63,521	39,677	1,310,954	3,352	52,173	7,683	112,098	486,042
Change in unrealized gain (loss) on investments	(71,371)	152,590	(13,123,827)	1,595,745	(327,551)	41,915	(705,320)	(877,268)
Reinvested capital gains	-	29,857	1,506,699	142,197	38,300	3,683	3,935	536,722

Net increase (decrease) in contract owners’ equity resulting from operations	45,574	250,704	(12,270,733)	1,425,701	(394,786)	39,307	(527,677)	177,909

Equity transactions:
Purchase payments received from contract owners (note 3)	77,210	298,114	6,197,485	784,417	26,774	144,922	153,471	186,591
Transfers between funds	(2,352,960)	(2,043,408)	(39,340,123)	503,227,250	(964,564)	13,169,143	252,644	(1,504,029)
Redemptions (note 3)	(2,704,368)	(4,234,794)	(77,721,255)	(6,877,641)	(2,181,441)	(384,477)	(560,553)	(882,523)
Annuity benefits	(49,821)	(52,052)	(372,805)	(21,200)	(7,164)	(44)	-	-
Contract maintenance charges (note 2)	(135)	(137)	(14,688)	(919)	-	-	(630)	(884)
Contingent deferred sales charges (note 2)	(1,718)	(2,788)	(91,327)	(10,115)	(1,013)	-	(1,977)	(5,815)
Adjustments to maintain reserves	(228)	(251)	3,092	(41,058)	130	(93,181)	(48)	62

Net equity transactions	(5,032,020)	(6,035,316)	(111,339,621)	497,060,734	(3,127,278)	12,836,363	(157,093)	(2,206,599)

Net change in contract owners’ equity	(4,986,446)	(5,784,612)	(123,610,354)	498,486,435	(3,522,064)	12,875,670	(684,770)	(2,028,690)
Contract owners’ equity beginning of period	16,059,808	21,844,420	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

Contract owners’ equity end of period	$11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319	3,140,657	3,825,427

CHANGES IN UNITS:
Beginning units	1,469,186	2,035,595	35,443,657	103,250	934,222	983	281,143	452,463
Units purchased	422,215	356,966	896,751	36,704,839	8,761	965,172	115,920	93,255
Units redeemed	(892,752)	(923,375)	(8,779,148)	(1,364,432)	(234,775)	(31,933)	(130,680)	(264,575)

Ending units	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222	266,383	281,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	EIF		NVRE1		ALVGIB		ALVPGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,080	94,843	(254,250)	757,013	(9,806)	(27,989)	(24,010)	(25,029)
Realized gain (loss) on investments	1,737,840	(804,439)	6,371,540	6,326,928	(93,990)	(169,440)	43,051	81,174
Change in unrealized gain (loss) on investments	(2,512,355)	4,346,272	(1,385,093)	10,699,688	169,396	349,649	(85,395)	57,337
Reinvested capital gains	-	-	398,333	8,019,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(737,435)	3,636,676	5,130,530	25,803,490	65,600	152,220	(66,354)	113,482

Equity transactions:
Purchase payments received from contract owners (note 3)	373,266	416,056	1,274,330	1,507,534	-	30,499	3,762	7,558
Transfers between funds	684,950	(1,274,946)	(1,248,985)	(3,298,660)	(50,391)	34,087	(130,400)	(61,100)
Redemptions (note 3)	(5,002,889)	(5,439,290)	(17,107,749)	(18,180,312)	(179,669)	(405,101)	(366,022)	(463,820)
Annuity benefits	(37,476)	(36,153)	(43,355)	(42,365)	-	-	-	-
Contract maintenance charges (note 2)	(1,145)	(1,397)	(2,967)	(3,288)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,263)	(11,309)	(25,603)	(30,265)	-	(46)	(49)	(2)
Adjustments to maintain reserves	(1,703)	3,626	(860)	9,466	(43)	(45)	(60)	(36)

Net equity transactions	(3,991,260)	(6,343,413)	(17,155,189)	(20,037,890)	(230,103)	(340,606)	(492,769)	(517,400)

Net change in contract owners’ equity	(4,728,695)	(2,706,737)	(12,024,659)	5,765,600	(164,503)	(188,386)	(559,123)	(403,918)
Contract owners’ equity beginning of period	27,448,851	30,155,588	105,360,473	99,594,873	1,448,373	1,636,759	1,608,213	2,012,131

Contract owners’ equity end of period	$22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373	1,049,090	1,608,213

CHANGES IN UNITS:
Beginning units	2,221,826	2,805,689	11,210,732	13,652,000	139,314	174,315	151,328	204,515
Units purchased	405,612	319,972	1,053,802	2,138,368	3,378	7,491	1,759	7,165
Units redeemed	(705,538)	(903,835)	(2,841,850)	(4,579,636)	(23,847)	(42,492)	(48,332)	(60,352)

Ending units	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314	104,755	151,328

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(112,991)	(113,166)	257,200	250,638	(7,967)	(10,180)	1,877,992	363,675
Realized gain (loss) on investments	313,846	1,627,372	(383,192)	(1,500,432)	(56,407)	(60,331)	817,750	430,039
Change in unrealized gain (loss) on investments	(1,299,380)	(42,881)	1,468,022	9,073,806	89,283	232,364	2,995,849	1,833,868
Reinvested capital gains	-	-	-	-	-	-	770,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,098,525)	1,471,325	1,342,030	7,824,012	24,909	161,853	6,461,988	2,627,582

Equity transactions:
Purchase payments received from contract owners (note 3)	134,518	413,404	923,946	1,079,139	675	956	1,159,003	1,367,541
Transfers between funds	30,964	2,092,442	(1,629,248)	(2,552,379)	(128,985)	17,163	11,720,137	3,711,324
Redemptions (note 3)	(1,571,546)	(1,649,000)	(10,540,728)	(11,337,777)	(335,113)	(260,961)	(12,191,461)	(11,601,803)
Annuity benefits	(36,212)	(33,065)	(25,290)	(25,688)	(381)	(355)	(140,570)	(138,370)
Contract maintenance charges (note 2)	(46)	(51)	(1,754)	(2,009)	-	-	(945)	(572)
Contingent deferred sales charges (note 2)	(1,049)	(2,547)	(12,699)	(13,967)	(241)	(249)	(13,812)	(14,110)
Adjustments to maintain reserves	(491)	6,275	125	1,382	42	52	(1,410)	15,755

Net equity transactions	(1,443,862)	827,459	(11,285,648)	(12,851,300)	(464,003)	(243,394)	530,942	(6,660,235)

Net change in contract owners’ equity	(2,542,387)	2,298,784	(9,943,618)	(5,027,288)	(439,094)	(81,541)	6,992,930	(4,032,653)
Contract owners’ equity beginning of period	10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

Contract owners’ equity end of period	$7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957	72,925,370	65,932,440

CHANGES IN UNITS:
Beginning units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989
Units purchased	313,422	1,273,259	204,792	275,300	1,673	5,259	2,096,334	1,402,286
Units redeemed	(434,503)	(1,235,934)	(1,011,165)	(1,322,853)	(43,362)	(29,701)	(2,081,208)	(1,918,542)

Ending units	630,824	751,905	4,001,635	4,808,008	97,513	139,202	4,977,859	4,962,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVI		ACVI3		ACVMV1		ACVMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,225	18,876	(421)	907	29,066	112,302	(2,933)	1,730
Realized gain (loss) on investments	170,437	89,442	4,662	3,455	1,084,722	628,565	(5,987)	(10,687)
Change in unrealized gain (loss) on investments	(413,572)	149,839	(23,951)	11,279	(1,663,985)	828,738	(19,760)	88,017
Reinvested capital gains	-	-	-	-	306,319	-	14,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	(237,910)	258,157	(19,710)	15,641	(243,878)	1,569,605	(14,675)	79,060

Equity transactions:
Purchase payments received from contract owners (note 3)	251,891	227,972	2,517	1,317	304,285	264,638	(1)	54,972
Transfers between funds	(125,582)	414,611	2,632	(9,551)	2,072,247	(94,656)	(11,582)	37,626
Redemptions (note 3)	(446,565)	(570,723)	(19,268)	(5,421)	(1,808,930)	(1,847,730)	(14,583)	(15,608)
Annuity benefits	(2,381)	(2,972)	(631)	(591)	-	-	(41,451)	(38,685)
Contract maintenance charges (note 2)	-	-	(17)	(23)	(400)	(395)	-	29
Contingent deferred sales charges (note 2)	(1,689)	(2,599)	(12)	-	(2,362)	(2,536)	(230)	(59)
Adjustments to maintain reserves	(303)	312	94	81	409	(280)	(7)	110

Net equity transactions	(324,629)	66,601	(14,685)	(14,187)	565,249	(1,680,960)	(67,854)	38,385

Net change in contract owners’ equity	(562,539)	324,758	(34,395)	1,454	321,371	(111,355)	(82,529)	117,445
Contract owners’ equity beginning of period	2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

Contract owners’ equity end of period	$1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155	461,157	543,686

CHANGES IN UNITS:
Beginning units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520
Units purchased	15,186	35,942	1,379	1,166	481,355	491,391	469	7,663
Units redeemed	(35,206)	(29,308)	(2,453)	(2,261)	(436,718)	(662,325)	(5,452)	(4,338)

Ending units	111,870	131,890	9,402	10,476	958,698	914,061	33,862	38,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVV2		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,264)	(971)	20,217	752,716	-	(11,739)	(125,533)	(132,263)
Realized gain (loss) on investments	2,350	5,845	(98,591)	(40,368,903)	-	(941,497)	2,728,537	(590,013)
Change in unrealized gain (loss) on investments	603	12,279	69,265	54,692,187	-	1,268,133	(2,794,290)	6,113,604
Reinvested capital gains	-	-	-	-	-	-	64,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,311)	17,153	(9,109)	15,076,000	-	314,897	(126,289)	5,391,328

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,593)	283,489	2,276,199	-	23,700	389,510	385,397
Transfers between funds	-	216,415	51,653	(166,200,809)	-	(3,666,891)	1,197,689	(2,956,421)
Redemptions (note 3)	(9,173)	(13,969)	(519,359)	(27,965,135)	-	(778,793)	(4,103,472)	(4,509,403)
Annuity benefits	-	-	-	(69,020)	-	-	(43,337)	(46,739)
Contract maintenance charges (note 2)	-	-	-	(3,986)	-	-	(1,123)	(1,403)
Contingent deferred sales charges (note 2)	-	7	(2,185)	(40,006)	-	(416)	(8,800)	(8,890)
Adjustments to maintain reserves	-	1	6,858	(6,020)	-	14	(604)	(2,420)

Net equity transactions	(9,173)	200,861	(179,544)	(192,008,777)	-	(4,422,386)	(2,570,137)	(7,139,880)

Net change in contract owners’ equity	(10,484)	218,014	(188,653)	(176,932,777)	-	(4,107,489)	(2,696,426)	(1,748,552)
Contract owners’ equity beginning of period	245,981	27,967	2,328,400	179,261,177	-	4,107,489	27,061,657	28,810,209

Contract owners’ equity end of period	$235,497	245,981	2,139,747	2,328,400	-	-	24,365,231	27,061,657

CHANGES IN UNITS:
Beginning units	23,615	3,041	117,661	10,383,543	-	358,036	1,716,152	2,276,941
Units purchased	-	22,418	9,426	541,204	-	13,643	460,476	895,658
Units redeemed	(848)	(1,844)	(18,729)	(10,807,086)	-	(371,679)	(617,394)	(1,456,447)

Ending units	22,767	23,615	108,358	117,661	-	-	1,559,234	1,716,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DCAPS		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342,974	608,923	(3,693)	3,143	(561)	(341)	1,033	1,915
Realized gain (loss) on investments	85,675	(1,187,204)	(16,797)	(23,319)	9,281	(64,814)	(9,243)	(59,593)
Change in unrealized gain (loss) on investments	4,286,498	7,903,281	123,769	216,900	(17,463)	93,355	(12,247)	59,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,715,147	7,325,000	103,279	196,724	(8,743)	28,200	(20,457)	1,347

Equity transactions:
Purchase payments received from contract owners (note 3)	1,166,023	1,044,411	11,181	23,451	1,527	1,538	-	52
Transfers between funds	8,106,920	2,389,306	59,391	2,186	(4,078)	(48,228)	-	-
Redemptions (note 3)	(10,539,930)	(8,524,120)	(422,935)	(365,825)	(35,309)	(46,431)	(13,843)	(141,182)
Annuity benefits	(49,836)	(47,863)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,333)	(1,421)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,194)	(14,917)	(140)	(442)	(15)	-	-	(16)
Adjustments to maintain reserves	(1,032)	2,790	(91)	33	(22)	(33)	(6)	101

Net equity transactions	(1,332,382)	(5,151,814)	(352,594)	(340,596)	(37,897)	(93,154)	(13,849)	(141,045)

Net change in contract owners’ equity	3,382,765	2,173,186	(249,315)	(143,872)	(46,640)	(64,954)	(34,306)	(139,698)
Contract owners’ equity beginning of period	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759	117,319	257,017

Contract owners’ equity end of period	$63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

CHANGES IN UNITS:
Beginning units	3,905,064	4,306,442	139,376	170,902	8,165	17,873	7,345	16,864
Units purchased	955,974	559,236	24,296	5,043	3,109	1,894	-	3
Units redeemed	(1,038,406)	(960,614)	(52,668)	(36,569)	(6,500)	(11,602)	(893)	(9,522)

Ending units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCA2S		FHIBS		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,839)	(7,571)	164,554	211,859	5,358,032	5,949,717	172,771	205,478
Realized gain (loss) on investments	17,114	39,295	3,592	(185,299)	(374,374)	(1,515,432)	47,082	(57,150)
Change in unrealized gain (loss) on investments	(48,939)	23,346	(88,808)	314,327	(3,322,361)	6,203,379	(197,055)	257,906
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,664)	55,070	79,338	340,887	1,661,297	10,637,664	22,798	406,234

Equity transactions:
Purchase payments received from contract owners (note 3)	675	776	6,333	21,309	1,238,389	1,859,344	3,834	42,563
Transfers between funds	(5,072)	157,657	174,040	149,801	(2,740,212)	(665,029)	170,113	331,812
Redemptions (note 3)	(66,878)	(171,031)	(586,768)	(1,536,207)	(23,850,354)	(30,503,747)	(1,442,566)	(1,661,455)
Annuity benefits	-	-	(197)	(188)	(75,309)	(84,186)	(707)	(711)
Contract maintenance charges (note 2)	-	-	-	-	(1,559)	(1,744)	-	-
Contingent deferred sales charges (note 2)	-	(123)	(709)	(642)	(21,429)	(44,706)	(307)	(729)
Adjustments to maintain reserves	(9)	(19)	(93)	(10)	(668)	(1,032)	31	36

Net equity transactions	(71,284)	(12,740)	(407,394)	(1,365,937)	(25,451,142)	(29,441,100)	(1,269,602)	(1,288,484)

Net change in contract owners’ equity	(110,948)	42,330	(328,056)	(1,025,050)	(23,789,845)	(18,803,436)	(1,246,804)	(882,250)
Contract owners’ equity beginning of period	607,510	565,180	2,571,111	3,596,161	137,086,113	155,889,549	5,793,423	6,675,673

Contract owners’ equity end of period	$496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

CHANGES IN UNITS:
Beginning units	56,848	58,283	154,353	242,434	8,254,166	10,095,439	439,803	538,177
Units purchased	217	20,823	19,131	25,470	434,428	1,229,240	22,351	63,893
Units redeemed	(6,966)	(22,258)	(42,267)	(113,551)	(1,942,042)	(3,070,513)	(116,334)	(162,267)

Ending units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FVSS2		FCS		FNRS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(175,566)	(10,661)	(17,794)	(28,580)	(3,557,943)	(107,199)	(186,296)
Realized gain (loss) on investments	-	(2,399,028)	(74,130)	(222,251)	(48,752)	(67,722,185)	149,367	(4,634,838)
Change in unrealized gain (loss) on investments	-	3,800,265	(4,746)	466,766	(345,175)	118,538,242	(2,095,750)	8,440,692
Reinvested capital gains	-	4	-	-	-	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,225,675	(89,537)	226,721	(422,507)	47,263,688	(2,053,582)	3,619,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	291,114	7,326	75,562	1,490,643	6,419,426	892,351	814,630
Transfers between funds	-	(10,375,269)	(71,052)	(113,277)	(112,961)	(377,376,752)	706,885	655,691
Redemptions (note 3)	-	(2,694,188)	(153,561)	(321,579)	(3,123,499)	(55,450,687)	(4,080,751)	(4,214,833)
Annuity benefits	-	(6,118)	-	-	5	(224,360)	(18,867)	(13,592)
Contract maintenance charges (note 2)	-	-	-	-	(18)	(11,048)	(1,034)	(1,035)
Contingent deferred sales charges (note 2)	-	(2,312)	(23)	(369)	(15,503)	(96,170)	(7,273)	(9,060)
Adjustments to maintain reserves	-	(9,030)	(65)	46	3,634	794	(1,639)	5,112

Net equity transactions	-	(12,795,802)	(217,375)	(359,617)	(1,757,699)	(426,738,797)	(2,510,328)	(2,763,087)

Net change in contract owners’ equity	-	(11,570,127)	(306,912)	(132,896)	(2,180,206)	(379,475,109)	(4,563,910)	856,471
Contract owners’ equity beginning of period	-	11,570,127	1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410

Contract owners’ equity end of period	$-	-	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881

CHANGES IN UNITS:
Beginning units	-	871,508	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823
Units purchased	-	45,160	2,384	10,945	34,215	1,403,770	1,124,827	1,012,466
Units redeemed	-	(916,668)	(17,749)	(41,489)	(116,575)	(22,156,948)	(1,415,809)	(1,341,225)

Ending units	-	-	61,512	76,877	545,334	627,694	2,263,082	2,554,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEIS		FEI2		FF10S		FF10S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,746,479	1,336,156	14,618	(22,950)	102,254	83,915	(191)	(17)
Realized gain (loss) on investments	(10,102,212)	(13,265,659)	(480,890)	(577,910)	(1,073)	(334,601)	482	(1,204)
Change in unrealized gain (loss) on investments	7,362,541	44,718,030	435,445	1,397,027	(329,188)	1,076,956	(1,912)	6,728
Reinvested capital gains	-	-	-	-	53,279	164,953	298	1,215

Net increase (decrease) in contract owners’ equity resulting from operations	6,808	32,788,527	(30,827)	796,167	(174,728)	991,223	(1,323)	6,722

Equity transactions:
Purchase payments received from contract owners (note 3)	3,068,096	3,833,709	9,148	89,382	94,913	282,750	-	43,594
Transfers between funds	(6,559,943)	(12,455,202)	(234,502)	(47,076)	2,595,734	1,598,798	-	-
Redemptions (note 3)	(39,639,507)	(43,988,595)	(1,422,519)	(1,669,047)	(1,575,444)	(1,767,128)	(2,836)	(3,997)
Annuity benefits	(158,222)	(148,728)	-	-	(8,393)	(7,933)	(5,798)	(6,173)
Contract maintenance charges (note 2)	(4,244)	(4,753)	-	-	(109)	(85)	-	(2)
Contingent deferred sales charges (note 2)	(43,717)	(52,257)	(1,330)	(589)	(2,753)	(844)	-	-
Adjustments to maintain reserves	779	16,293	42	150	(180)	1,532	-	6

Net equity transactions	(43,336,758)	(52,799,533)	(1,649,161)	(1,627,180)	1,103,768	107,090	(8,634)	33,427

Net change in contract owners’ equity	(43,329,950)	(20,011,006)	(1,679,988)	(831,013)	929,040	1,098,313	(9,957)	40,149
Contract owners’ equity beginning of period	259,168,211	279,179,217	6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849

Contract owners’ equity end of period	$215,838,261	259,168,211	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998

CHANGES IN UNITS:
Beginning units	17,468,381	21,467,817	604,329	766,428	819,834	805,897	5,528	2,327
Units purchased	776,189	1,142,619	14,050	32,815	328,846	323,133	19	4,117
Units redeemed	(3,663,956)	(5,142,055)	(158,974)	(194,914)	(232,805)	(309,196)	(724)	(916)

Ending units	14,580,614	17,468,381	459,405	604,329	915,875	819,834	4,823	5,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF20S		FF20S2		FF30S		FF30S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,646	85,627	(74)	108	64,930	50,648	1,299	656
Realized gain (loss) on investments	(77,005)	(265,707)	(1,340)	(3,640)	163,154	(331,622)	(36,619)	(22,435)
Change in unrealized gain (loss) on investments	(239,459)	1,057,117	(3,449)	19,341	(530,600)	768,262	22,152	64,392
Reinvested capital gains	31,484	59,649	518	1,174	18,769	32,443	944	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	(208,334)	936,686	(4,345)	16,983	(283,747)	519,731	(12,224)	45,240

Equity transactions:
Purchase payments received from contract owners (note 3)	308,712	576,927	-	-	164,435	256,562	-	-
Transfers between funds	926,685	1,850,106	-	-	2,380,020	1,538,730	6,046	-
Redemptions (note 3)	(1,246,588)	(1,332,398)	(6,068)	(3,418)	(1,136,635)	(542,867)	(19,316)	(16,891)
Annuity benefits	(7,730)	(7,203)	(8,477)	(7,979)	-	-	(26,389)	(24,763)
Contract maintenance charges (note 2)	(971)	(906)	16	(2)	(1,555)	(1,643)	-	(7)
Contingent deferred sales charges (note 2)	(8,254)	(4,774)	-	-	(5,346)	(3,972)	-	-
Adjustments to maintain reserves	(529)	1,046	(2)	10	(133)	(258)	(4)	60

Net equity transactions	(28,675)	1,082,797	(14,531)	(11,389)	1,400,786	1,246,553	(39,663)	(41,601)

Net change in contract owners’ equity	(237,009)	2,019,483	(18,876)	5,594	1,117,039	1,766,284	(51,887)	3,639
Contract owners’ equity beginning of period	8,470,926	6,451,443	153,663	148,069	5,078,635	3,312,351	363,175	359,536

Contract owners’ equity end of period	$8,233,917	8,470,926	134,787	153,663	6,195,674	5,078,635	311,288	363,175

CHANGES IN UNITS:
Beginning units	767,233	660,383	12,701	13,725	478,176	357,399	29,732	33,564
Units purchased	176,359	290,687	80	74	337,220	224,627	18,507	129
Units redeemed	(180,416)	(183,837)	(1,284)	(1,098)	(209,405)	(103,850)	(21,569)	(3,961)

Ending units	763,176	767,233	11,497	12,701	605,991	478,176	26,670	29,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGOS		FGS		FG2		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,455)	(224,637)	(1,479,552)	(1,531,273)	(44,928)	(48,607)	2,673,799	3,685,777
Realized gain (loss) on investments	(15,374)	4,288,142	11,048,936	8,031,789	110,329	79,074	(1,629,820)	(2,488,184)
Change in unrealized gain (loss) on investments	31,851	603,836	(11,192,664)	27,213,484	(108,371)	482,723	522,628	5,975,252
Reinvested capital gains	-	-	600,523	554,337	9,111	8,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,022	4,667,341	(1,022,757)	34,268,337	(33,859)	522,047	1,566,607	7,172,845

Equity transactions:
Purchase payments received from contract owners (note 3)	54,183	349,664	3,664,485	3,438,081	17,132	25,625	208,033	208,455
Transfers between funds	67,496	(24,597,702)	(241,583)	(2,750,486)	36,903	(29,643)	(2,018,443)	(2,569,392)
Redemptions (note 3)	(207,032)	(3,221,134)	(27,823,174)	(25,745,466)	(501,473)	(664,152)	(10,603,795)	(11,567,067)
Annuity benefits	-	(761)	(91,879)	(78,062)	-	-	(15,182)	(24,901)
Contract maintenance charges (note 2)	-	(346)	(7,435)	(7,918)	-	-	(630)	(757)
Contingent deferred sales charges (note 2)	(1,138)	(4,433)	(36,628)	(40,192)	(481)	(286)	(7,803)	(10,882)
Adjustments to maintain reserves	344	2,367	(662)	9,693	(37)	110	(244)	506

Net equity transactions	(86,147)	(27,472,345)	(24,536,876)	(25,174,349)	(447,956)	(668,346)	(12,438,064)	(13,964,039)

Net change in contract owners’ equity	(77,125)	(22,805,004)	(25,559,633)	9,093,988	(481,815)	(146,299)	(10,871,457)	(6,791,194)
Contract owners’ equity beginning of period	727,853	23,532,857	180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174

Contract owners’ equity end of period	$650,728	727,853	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980

CHANGES IN UNITS:
Beginning units	73,468	2,823,689	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281
Units purchased	8,176	156,537	1,397,865	1,060,782	9,507	10,202	21,961	178,927
Units redeemed	(16,485)	(2,906,758)	(3,131,216)	(3,289,012)	(51,471)	(85,264)	(936,093)	(1,311,037)

Ending units	65,159	73,468	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FHISR		FIGBS		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,565,022	4,211,478	1,273,942	1,710,135	(457,384)	(351,186)	(137,225)	(154,580)
Realized gain (loss) on investments	3,075,554	7,385,023	858,832	1,262,221	656,225	(2,007,535)	(41,461)	(435,506)
Change in unrealized gain (loss) on investments	(4,607,318)	(5,627,418)	(86,490)	1,384,792	(5,614,047)	12,405,724	(731,892)	2,606,641
Reinvested capital gains	-	-	1,819,183	823,517	71,098	138,430	11,506	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	2,033,258	5,969,083	3,865,467	5,180,665	(5,344,108)	10,185,433	(899,072)	2,045,521

Equity transactions:
Purchase payments received from contract owners (note 3)	875,536	1,153,873	858,884	1,750,474	870,715	1,153,140	31,338	297,673
Transfers between funds	(892,666)	21,877,472	(2,213,864)	3,705,855	(3,823,575)	11,513,647	(217,936)	(42,209)
Redemptions (note 3)	(6,873,996)	(8,455,627)	(12,309,626)	(15,779,296)	(7,442,249)	(6,724,718)	(1,847,496)	(2,198,100)
Annuity benefits	-	-	(131,692)	(149,732)	(386)	(347)	(97,858)	(91,762)
Contract maintenance charges (note 2)	(287)	(282)	(1,736)	(2,076)	(1,180)	(1,150)	-	35
Contingent deferred sales charges (note 2)	(5,596)	(6,848)	(13,557)	(26,456)	(9,364)	(11,712)	(1,195)	(1,535)
Adjustments to maintain reserves	(381)	(754)	(567)	(598)	880	(287)	341	2,699

Net equity transactions	(6,897,390)	14,567,834	(13,812,158)	(10,501,829)	(10,405,159)	5,928,573	(2,132,806)	(2,033,199)

Net change in contract owners’ equity	(4,864,132)	20,536,917	(9,946,691)	(5,321,164)	(15,749,267)	16,114,006	(3,031,878)	12,322
Contract owners’ equity beginning of period	64,197,429	43,660,512	74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268

Contract owners’ equity end of period	$59,333,297	64,197,429	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590

CHANGES IN UNITS:
Beginning units	5,516,431	4,212,440	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361
Units purchased	4,144,213	4,877,236	1,077,648	1,991,982	926,720	2,118,829	13,332	37,046
Units redeemed	(4,700,786)	(3,573,245)	(2,103,430)	(2,790,198)	(1,834,244)	(1,585,870)	(108,022)	(148,151)

Ending units	4,959,858	5,516,431	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FOS		FO2R		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,194	36,932	(25,764)	(34,718)	19,945	30,633	(41,324)	(117,823)
Realized gain (loss) on investments	523,375	225,391	(361,741)	(334,369)	(2,960,978)	(3,433,701)	1,602,103	683,837
Change in unrealized gain (loss) on investments	(3,930,486)	1,925,014	(279,748)	691,385	(2,890,730)	6,910,124	(2,764,699)	2,514,617
Reinvested capital gains	37,957	38,823	7,343	7,606	65,120	65,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,344,960)	2,226,160	(659,910)	329,904	(5,766,643)	3,572,521	(1,203,920)	3,080,631

Equity transactions:
Purchase payments received from contract owners (note 3)	73,690	53,916	16,164	57,470	853,253	520,502	238,526	308,892
Transfers between funds	(951,589)	(1,045,082)	(7,211)	(240,008)	(1,528,878)	(2,770,449)	(1,742,283)	(1,358,390)
Redemptions (note 3)	(2,873,589)	(2,968,356)	(835,935)	(1,280,028)	(5,438,703)	(7,117,613)	(2,230,665)	(2,526,337)
Annuity benefits	(8,133)	(10,203)	(162)	(157)	(50,525)	(53,675)	(13,387)	(12,529)
Contract maintenance charges (note 2)	(111)	(136)	-	-	(1,014)	(1,086)	(454)	(604)
Contingent deferred sales charges (note 2)	(1,512)	(2,113)	(741)	(438)	(9,012)	(20,081)	(3,605)	(5,800)
Adjustments to maintain reserves	125	4	(4)	763	(346)	3,531	(274)	2,589

Net equity transactions	(3,761,119)	(3,971,970)	(827,889)	(1,462,398)	(6,175,225)	(9,438,871)	(3,752,142)	(3,592,178)

Net change in contract owners’ equity	(7,106,079)	(1,745,810)	(1,487,799)	(1,132,494)	(11,941,868)	(5,866,350)	(4,956,062)	(511,547)
Contract owners’ equity beginning of period	21,639,639	23,385,449	4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975

Contract owners’ equity end of period	$14,533,560	21,639,639	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428

CHANGES IN UNITS:
Beginning units	1,404,565	1,697,629	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090
Units purchased	3,099	1,497	12,655	25,360	221,064	271,737	81,308	428,834
Units redeemed	(254,189)	(294,561)	(73,013)	(147,385)	(643,695)	(979,173)	(332,818)	(730,543)

Ending units	1,153,475	1,404,565	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,460,546	2,715,300	(56)	751	(70,881)	(55,367)	(20,240)	28,102
Realized gain (loss) on investments	(1,751,601)	(3,344,936)	6,211	(4,387)	4,960,357	(18,937)	1,797,198	1,281,542
Change in unrealized gain (loss) on investments	(104,092)	6,055,740	22,538	115,813	(5,857,628)	4,240,044	(3,748,153)	588,045
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	604,853	5,426,104	28,693	112,177	(968,152)	4,165,740	(1,971,195)	1,897,689

Equity transactions:
Purchase payments received from contract owners (note 3)	793,142	1,819,993	(980)	(60)	504,630	558,294	147,869	150,962
Transfers between funds	3,033,534	3,897,858	85,888	5,449	(5,235,706)	4,768,363	(2,935,069)	(37,098)
Redemptions (note 3)	(7,569,567)	(8,221,679)	(15,276)	(36,813)	(3,211,677)	(3,556,314)	(1,956,437)	(1,827,580)
Annuity benefits	(78,023)	(82,129)	(58,880)	(54,539)	(34,520)	(37,519)	(20,908)	(21,510)
Contract maintenance charges (note 2)	(572)	(488)	-	3	(547)	(661)	(280)	(279)
Contingent deferred sales charges (note 2)	(5,407)	(4,392)	(89)	(982)	(3,471)	(6,325)	(1,873)	(5,148)
Adjustments to maintain reserves	(112)	1,681	(14)	(52)	(265)	594	(338)	1,444

Net equity transactions	(3,827,005)	(2,589,156)	10,649	(86,993)	(7,981,556)	1,726,432	(4,767,036)	(1,739,209)

Net change in contract owners’ equity	(3,222,152)	2,836,948	39,342	25,184	(8,949,708)	5,892,172	(6,738,231)	158,480
Contract owners’ equity beginning of period	52,958,911	50,121,963	678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670

Contract owners’ equity end of period	$49,736,759	52,958,911	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150

CHANGES IN UNITS:
Beginning units	4,370,430	4,609,866	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742
Units purchased	1,047,141	1,579,475	7,298	1,751	1,374,758	1,522,698	360,108	797,722
Units redeemed	(1,349,771)	(1,818,911)	(6,782)	(9,708)	(2,131,167)	(1,386,523)	(766,339)	(955,766)

Ending units	4,067,800	4,370,430	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF2		TIF3		FTVGI3		FTVFA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$123	169	50,515	30,003	2,643,973	112,199	(48,098)	41,065
Realized gain (loss) on investments	477	(24)	1,114,352	(723,139)	894,787	886,022	288,294	290,145
Change in unrealized gain (loss) on investments	(3,827)	1,658	(2,144,565)	1,051,148	(5,221,208)	5,253,681	(405,392)	3,710
Reinvested capital gains	-	-	-	-	386,748	130,740	-	339

Net increase (decrease) in contract owners’ equity resulting from operations	(3,227)	1,803	(979,698)	358,012	(1,295,700)	6,382,642	(165,196)	335,259

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	94,806	175,938	1,079,282	1,252,600	170,692	413,779
Transfers between funds	-	-	286,454	(1,691,337)	4,271,807	10,184,285	225,531	1,068,021
Redemptions (note 3)	367	261	(937,673)	(1,149,240)	(7,877,165)	(8,330,018)	(567,544)	(705,162)
Annuity benefits	(3,029)	(2,637)	(22,430)	(23,011)	(22,540)	(21,617)	(2,319)	(2,132)
Contract maintenance charges (note 2)	-	2	(152)	(172)	(589)	(609)	(73)	(29)
Contingent deferred sales charges (note 2)	-	-	(1,203)	(635)	(8,129)	(5,547)	(674)	(266)
Adjustments to maintain reserves	(7)	9	(209)	658	3,646	(752)	(188)	134

Net equity transactions	(2,669)	(2,365)	(580,407)	(2,687,799)	(2,553,688)	3,078,341	(174,575)	774,346

Net change in contract owners’ equity	(5,896)	(562)	(1,560,105)	(2,329,787)	(3,849,388)	9,460,983	(339,771)	1,109,605
Contract owners’ equity beginning of period	30,887	31,449	8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028

Contract owners’ equity end of period	$24,991	30,887	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633

CHANGES IN UNITS:
Beginning units	1,946	2,121	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225
Units purchased	29	25	340,412	233,083	1,082,426	1,513,557	221,688	262,187
Units redeemed	(191)	(200)	(393,276)	(517,551)	(1,248,627)	(1,318,016)	(246,851)	(176,268)

Ending units	1,784	1,946	745,150	798,014	3,466,837	3,633,038	452,981	478,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTB		AMGP		AMINS		AMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$648,523	1,265,874	(2,494)	(3,592)	-	-	(6,052)	(6,543)
Realized gain (loss) on investments	(59,754)	(1,520,958)	2,362	31,150	-	90	92,063	(20,163)
Change in unrealized gain (loss) on investments	(794,698)	1,473,189	(8,882)	17,173	-	(155)	(89,534)	123,210
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,929)	1,218,105	(9,014)	44,731	-	(65)	(3,523)	96,504

Equity transactions:
Purchase payments received from contract owners (note 3)	227,236	487,181	868	29	-	6	53,625	27,317
Transfers between funds	(2,217,601)	5,874,730	(2,837)	(34,684)	-	(665)	(49,127)	(7,233)
Redemptions (note 3)	(5,288,911)	(6,715,242)	(4,082)	(93,258)	-	-	(155,032)	(40,119)
Annuity benefits	(40,276)	(42,135)	-	-	-	729	(5,896)	(5,472)
Contract maintenance charges (note 2)	(597)	(705)	(17)	(34)	-	-	(39)	(39)
Contingent deferred sales charges (note 2)	(17,159)	(13,088)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,642)	(1,079)	(6)	(33)	-	(5)	158	(845)

Net equity transactions	(7,338,950)	(410,339)	(6,074)	(127,979)	-	65	(156,311)	(26,392)

Net change in contract owners’ equity	(7,544,879)	807,766	(15,088)	(83,248)	-	-	(159,834)	70,112
Contract owners’ equity beginning of period	30,351,962	29,544,196	199,571	282,819	-	-	450,175	380,063

Contract owners’ equity end of period	$22,807,083	30,351,962	184,483	199,571	-	-	290,341	450,175

CHANGES IN UNITS:
Beginning units	2,809,299	2,844,136	16,109	24,926	-	-	25,562	27,121
Units purchased	282,604	1,617,972	87	1,086	-	14	5,783	4,636
Units redeemed	(978,505)	(1,652,809)	(494)	(9,903)	-	(14)	(14,213)	(6,195)

Ending units	2,113,398	2,809,299	15,702	16,109	-	-	17,132	25,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTP		AMRS		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(973)	(3,907)	(31)	(38)	(25,400)	(18,315)	(76,036)	(49,425)
Realized gain (loss) on investments	3,160	23,859	331	180	285,891	115,209	669,607	(921,657)
Change in unrealized gain (loss) on investments	(9,978)	482	(547)	703	(368,121)	84,375	(1,023,629)	1,817,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,791)	20,434	(247)	845	(107,630)	181,269	(430,058)	846,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,587)	916	-	-	36,108	6,555	87,260	67,214
Transfers between funds	(598)	(445,039)	-	-	(119,243)	304,995	28,762	6,175,326
Redemptions (note 3)	(5,836)	(22,382)	-	-	(269,497)	(259,474)	(1,175,821)	(890,578)
Annuity benefits	-	(628)	(1,054)	(966)	(2,961)	(3,070)	(3,888)	(6,213)
Contract maintenance charges (note 2)	(3)	(3)	-	-	(15)	(21)	(275)	(298)
Contingent deferred sales charges (note 2)	-	(47)	-	-	(259)	(21)	(1,055)	(1,245)
Adjustments to maintain reserves	(28)	(65)	(6)	20	(128)	(88)	(228)	270

Net equity transactions	(8,052)	(467,248)	(1,060)	(946)	(355,995)	48,877	(1,065,245)	5,344,477

Net change in contract owners’ equity	(15,843)	(446,814)	(1,307)	(101)	(463,625)	230,146	(1,495,303)	6,191,144
Contract owners’ equity beginning of period	62,147	508,961	4,090	4,191	1,742,532	1,512,386	9,765,191	3,574,047

Contract owners’ equity end of period	$46,304	62,147	2,783	4,090	1,278,907	1,742,532	8,269,888	9,765,191

CHANGES IN UNITS:
Beginning units	4,601	49,029	331	422	185,434	189,090	717,855	315,329
Units purchased	841	1,044	-	-	288,917	142,720	184,720	654,465
Units redeemed	(1,298)	(45,472)	(87)	(91)	(336,841)	(146,376)	(268,523)	(251,939)

Ending units	4,144	4,601	244	331	137,510	185,434	634,052	717,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(52,118)	(22,980)	(1,154,550)	139,692	305,790	117,213	229,606
Realized gain (loss) on investments	-	499,905	66,277	32,859,974	1,000,530	440,510	6,398,466	5,468,830
Change in unrealized gain (loss) on investments	-	(297,601)	(102,915)	(23,460,400)	(8,792,391)	12,003,076	(11,277,489)	3,094,202
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	150,186	(59,618)	8,245,024	(7,652,169)	12,749,376	(4,761,810)	8,792,638

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,833	575,543	2,395,647	1,883,559	2,125,182	150,105	173,836
Transfers between funds	-	(3,105,014)	(274,614)	(133,774,936)	(1,914,888)	(5,148,751)	(3,844,543)	(4,261,584)
Redemptions (note 3)	-	(649,855)	(793,868)	(19,332,815)	(15,773,275)	(17,133,020)	(10,894,228)	(10,606,781)
Annuity benefits	-	(451)	(5,360)	(92,751)	(49,979)	(54,381)	(42,704)	(42,864)
Contract maintenance charges (note 2)	-	-	-	(4,633)	(3,087)	(3,361)	(614)	(664)
Contingent deferred sales charges (note 2)	-	(235)	(4,531)	(30,003)	(27,692)	(35,703)	(7,781)	(9,831)
Adjustments to maintain reserves	-	(1,419)	(1,016)	(21,191)	(716)	4,322	(694)	(2,671)

Net equity transactions	-	(3,705,141)	(503,846)	(150,860,681)	(15,886,078)	(20,245,712)	(14,640,459)	(14,750,558)

Net change in contract owners’ equity	-	(3,554,955)	(563,464)	(142,615,657)	(23,538,247)	(7,496,336)	(19,402,269)	(5,957,920)
Contract owners’ equity beginning of period	-	3,554,955	3,391,731	146,007,388	96,376,606	103,872,942	65,706,594	71,664,514

Contract owners’ equity end of period	$-	-	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

CHANGES IN UNITS:
Beginning units	-	366,282	209,242	10,161,530	4,418,360	5,462,572	4,726,587	5,899,391
Units purchased	-	19,501	10,582	470,356	371,883	512,611	18,317	61,868
Units redeemed	-	(385,783)	(41,559)	(10,422,644)	(1,107,339)	(1,556,823)	(1,078,026)	(1,234,672)

Ending units	-	-	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGSS		OVHI3		OVHI		OVHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,657)	(15,026)	227,203	104,424	10,021	6,307	1,947	1,223
Realized gain (loss) on investments	332,840	354,292	52,966	312,340	(188,774)	(45,261)	(12,083)	(9,833)
Change in unrealized gain (loss) on investments	(504,231)	(1,021)	(276,243)	(141,364)	177,894	54,934	9,270	11,763
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(186,048)	338,245	3,926	275,400	(859)	15,980	(866)	3,153

Equity transactions:
Purchase payments received from contract owners (note 3)	87	-	19,578	93,843	-	-	-	-
Transfers between funds	(46,663)	(110,944)	(1,566,303)	572,597	(43,383)	(1,318)	-	0
Redemptions (note 3)	(662,295)	(754,616)	(333,477)	(267,416)	(16,801)	(12,159)	(657)	(446)
Annuity benefits	(3,216)	(2,968)	-	-	-	-	(2,300)	(2,166)
Contract maintenance charges (note 2)	-	-	(16)	(16)	(8)	(9)	-	-
Contingent deferred sales charges (note 2)	(235)	(60)	(104)	(185)	(2)	33	(6)	-
Adjustments to maintain reserves	(60)	112	(112)	(118)	(38)	(49)	2	(2)

Net equity transactions	(712,382)	(868,476)	(1,880,434)	398,705	(60,232)	(13,502)	(2,961)	(2,613)

Net change in contract owners’ equity	(898,430)	(530,231)	(1,876,508)	674,105	(61,091)	2,478	(3,827)	540
Contract owners’ equity beginning of period	2,660,275	3,190,506	2,832,621	2,158,516	126,029	123,551	26,420	25,880

Contract owners’ equity end of period	$1,761,845	2,660,275	956,113	2,832,621	64,938	126,029	22,593	26,420

CHANGES IN UNITS:
Beginning units	171,295	234,040	995,159	859,349	40,971	45,401	7,510	8,314
Units purchased	-	1,716	324,374	953,478	-	4,917	102	64
Units redeemed	(45,770)	(64,461)	(971,994)	(817,668)	(19,111)	(9,347)	(938)	(868)

Ending units	125,525	171,295	347,539	995,159	21,860	40,971	6,674	7,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGI		OVGIS		OVSC		OVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(240,341)	26,551	(31,706)	(24,849)	(42,798)	(45,769)	(1,532)	(1,521)
Realized gain (loss) on investments	4,046,357	3,993,309	64,628	58,379	349,445	2,136,446	1,408	(827)
Change in unrealized gain (loss) on investments	(5,003,334)	11,592,779	(88,797)	353,557	(358,156)	(370,019)	(8,289)	38,173
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,197,318)	15,612,639	(55,875)	387,087	(51,509)	1,720,658	(8,413)	35,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,577,509	1,807,694	14,919	37,950	111,587	199,570	(4)	1,648
Transfers between funds	(2,715,096)	(5,934,585)	(12,218)	(51,649)	3,834,104	(260,831)	(18,990)	-
Redemptions (note 3)	(19,523,944)	(19,124,057)	(475,440)	(555,972)	(1,525,185)	(1,193,145)	(4,276)	(5,506)
Annuity benefits	(58,705)	(61,771)	-	-	(114)	(100)	(9,483)	(9,194)
Contract maintenance charges (note 2)	(2,050)	(2,966)	-	-	(187)	(207)	-	(3)
Contingent deferred sales charges (note 2)	(19,134)	(29,288)	(394)	(227)	(1,794)	(2,739)	-	-
Adjustments to maintain reserves	242	2,812	(66)	2	193	214	(5)	14

Net equity transactions	(20,741,178)	(23,342,161)	(473,199)	(569,897)	2,418,604	(1,257,238)	(32,758)	(13,042)

Net change in contract owners’ equity	(21,938,496)	(7,729,522)	(529,074)	(182,810)	2,367,095	463,420	(41,171)	22,783
Contract owners’ equity beginning of period	116,498,594	124,228,116	3,062,481	3,245,291	9,285,280	8,821,860	197,565	174,782

Contract owners’ equity end of period	$94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280	156,394	197,565

CHANGES IN UNITS:
Beginning units	8,884,716	10,897,405	277,137	334,673	930,790	1,073,093	13,564	14,582
Units purchased	2,425,784	3,005,173	6,725	5,924	1,497,941	2,532,907	86	208
Units redeemed	(4,016,205)	(5,017,862)	(49,863)	(63,460)	(1,224,274)	(2,675,210)	(2,512)	(1,226)

Ending units	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790	11,138	13,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVAG		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(707,355)	(632,528)	41,203	287,237	72,004	10,380	161,065	114,429
Realized gain (loss) on investments	4,291,259	538,121	11,058	29,557	401,419	38,029	194,329	(1,151)
Change in unrealized gain (loss) on investments	(3,242,085)	13,595,269	(149,435)	226,229	81,270	347,535	(478,868)	819,202
Reinvested capital gains	-	-	50,347	-	32,411	61,485	-	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	341,819	13,500,862	(46,827)	543,023	587,104	457,429	(123,474)	1,044,137

Equity transactions:
Purchase payments received from contract owners (note 3)	1,489,040	1,671,468	17,455	76,576	148,602	106,465	615,728	1,135,801
Transfers between funds	(3,423,126)	1,287,847	161,468	298,850	4,196,871	3,240,563	12,740,108	18,926,314
Redemptions (note 3)	(10,501,293)	(9,048,745)	(954,524)	(987,151)	(2,051,634)	(569,757)	(8,438,806)	(5,728,438)
Annuity benefits	(5,864)	(4,911)	-	-	-	-	(20,226)	(20,238)
Contract maintenance charges (note 2)	(4,003)	(4,089)	-	-	(58)	(33)	(329)	(389)
Contingent deferred sales charges (note 2)	(21,694)	(22,316)	(476)	(1,631)	(3,073)	(799)	(4,834)	(5,351)
Adjustments to maintain reserves	(393)	2,309	192	(118)	(1,666)	162	(687)	146

Net equity transactions	(12,467,333)	(6,118,437)	(775,885)	(613,475)	2,289,042	2,776,601	4,890,954	14,307,846

Net change in contract owners’ equity	(12,125,514)	7,382,425	(822,712)	(70,452)	2,876,146	3,234,030	4,767,480	15,351,983
Contract owners’ equity beginning of period	66,320,350	58,937,925	4,488,006	4,558,458	7,110,871	3,876,841	33,220,756	17,868,773

Contract owners’ equity end of period	$54,194,836	66,320,350	3,665,294	4,488,006	9,987,017	7,110,871	37,988,236	33,220,756

CHANGES IN UNITS:
Beginning units	5,038,472	5,642,712	284,422	325,335	602,956	356,059	2,894,543	1,622,430
Units purchased	694,544	642,533	35,990	58,730	663,991	552,224	2,288,543	3,177,618
Units redeemed	(1,633,375)	(1,246,773)	(85,089)	(99,643)	(476,707)	(305,327)	(1,881,820)	(1,905,505)

Ending units	4,099,641	5,038,472	235,323	284,422	790,240	602,956	3,301,266	2,894,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVRRA		PMVTRA		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,500	2,756	42,862	38,650	41,216	-	1	33
Realized gain (loss) on investments	65,244	8,924	62,923	52,023	(14,152)	-	(772)	(872)
Change in unrealized gain (loss) on investments	(23,714)	38,145	(79,007)	5,986	(115,089)	-	53	2,136
Reinvested capital gains	33,909	7,699	38,096	89,849	87,116	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,939	57,524	64,874	186,508	(909)	-	(718)	1,297

Equity transactions:
Purchase payments received from contract owners (note 3)	111,866	93,993	307,342	329,017	195,154	-	-	-
Transfers between funds	470,220	234,550	419,663	724,916	6,403,202	-	-	-
Redemptions (note 3)	(303,697)	(311,683)	(1,006,676)	(777,734)	(386,512)	-	(785)	(792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6)	-	-	-
Contingent deferred sales charges (note 2)	(1,049)	(2,051)	(2,138)	(2,231)	(102)	-	-	-
Adjustments to maintain reserves	(68)	82	1,055	207	(2,843)	-	(3)	2

Net equity transactions	277,272	14,891	(280,754)	274,175	6,208,893	-	(788)	(790)

Net change in contract owners’ equity	361,211	72,415	(215,880)	460,683	6,207,984	-	(1,506)	507
Contract owners’ equity beginning of period	855,103	782,688	2,920,948	2,460,265	-	-	11,629	11,122

Contract owners’ equity end of period	$1,216,314	855,103	2,705,068	2,920,948	6,207,984	-	10,123	11,629

CHANGES IN UNITS:
Beginning units	66,930	65,525	209,787	188,936	-	-	1,028	1,111
Units purchased	76,320	42,909	72,662	101,354	811,883	-	12	12
Units redeemed	(57,090)	(41,504)	(92,945)	(80,503)	(191,988)	-	(90)	(95)

Ending units	86,160	66,930	189,504	209,787	619,895	-	950	1,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVBV2		AVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,958)	(27,993)	(30,982)	(133,981)	(445)	(696)	(637)	(512)
Realized gain (loss) on investments	141,430	123,396	(44,788)	9,992	1,091	1,164	2,265	(425)
Change in unrealized gain (loss) on investments	(212,800)	136,702	(154,306)	1,107,419	(3,913)	3,029	(6,397)	13,429
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,328)	232,105	(230,076)	983,430	(3,267)	3,497	(4,769)	12,492

Equity transactions:
Purchase payments received from contract owners (note 3)	20,247	2,582	59,031	206,258	-	-	2,646	760
Transfers between funds	19,154	(160,807)	(288,118)	(294,245)	-	(800)	(779)	1,349
Redemptions (note 3)	(319,386)	(250,902)	(1,383,380)	(1,805,545)	(1,679)	(6,200)	(45,558)	(22,649)
Annuity benefits	-	-	(4,986)	(4,607)	(4,378)	(3,456)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(87)	(282)	(229)	(1,293)	(13)	(191)	-	(7)
Adjustments to maintain reserves	(58)	35	(54)	(229)	49	(353)	8	(44)

Net equity transactions	(280,130)	(409,374)	(1,617,736)	(1,899,662)	(6,021)	(11,001)	(43,683)	(20,592)

Net change in contract owners’ equity	(376,458)	(177,269)	(1,847,812)	(916,232)	(9,288)	(7,504)	(48,452)	(8,100)
Contract owners’ equity beginning of period	1,517,174	1,694,443	7,789,263	8,705,495	73,537	81,041	93,543	101,643

Contract owners’ equity end of period	$1,140,716	1,517,174	5,941,451	7,789,263	64,249	73,537	45,091	93,543

CHANGES IN UNITS:
Beginning units	138,423	181,324	647,015	821,709	7,408	8,622	9,360	11,670
Units purchased	8,655	2,734	9,092	35,296	-	-	283	353
Units redeemed	(33,943)	(45,635)	(143,575)	(209,990)	(623)	(1,214)	(4,744)	(2,663)

Ending units	113,135	138,423	512,532	647,015	6,785	7,408	4,899	9,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCA2		AVCD2		AVGI		AVCE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,456)	(12,101)	(20,614)	(17,716)	(2,743)	(2,022)	(8,966)	(10,444)
Realized gain (loss) on investments	57,235	47,087	165,846	189,048	45,669	849	35,631	(11,774)
Change in unrealized gain (loss) on investments	(148,759)	107,799	(342,968)	37,163	(42,945)	39,686	(39,212)	75,200
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,980)	142,785	(197,736)	208,495	(19)	38,513	(12,547)	52,982

Equity transactions:
Purchase payments received from contract owners (note 3)	12,095	31,183	4,350	28,033	19,040	109,460	67,698	16,674
Transfers between funds	115,924	(22,323)	432,615	(490,017)	(191,649)	(37,188)	3,350	(47,361)
Redemptions (note 3)	(161,106)	(191,957)	(248,559)	(386,621)	(167,782)	(120,463)	(220,680)	(319,586)
Annuity benefits	(7,517)	(6,936)	(6,690)	(6,122)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(19)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(196)	-	(183)	(625)	-	(15)	(61)	(238)
Adjustments to maintain reserves	(61)	714	14	1,921	(13)	53	(17)	(52)

Net equity transactions	(40,877)	(189,338)	181,510	(853,468)	(340,404)	(48,152)	(149,710)	(350,562)

Net change in contract owners’ equity	(149,857)	(46,553)	(16,226)	(644,973)	(340,423)	(9,639)	(162,257)	(297,580)
Contract owners’ equity beginning of period	1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

Contract owners’ equity end of period	$1,028,779	1,178,636	1,232,581	1,248,807	147,542	487,965	645,547	807,804

CHANGES IN UNITS:
Beginning units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102
Units purchased	22,031	17,968	160,531	96,985	7,558	9,398	10,811	8,857
Units redeemed	(24,542)	(39,530)	(146,145)	(195,002)	(33,709)	(12,793)	(25,029)	(44,701)

Ending units	123,477	125,988	125,245	110,859	11,470	37,621	63,040	77,258

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	IVKEI1		IVHS		IVRE		VYDS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,102)	-	(1,174)	(1,212)	7,869	13,388	(20,286)	(22,089)
Realized gain (loss) on investments	(2,353)	-	17,447	(11,304)	45,421	(62,711)	(81,482)	180,137
Change in unrealized gain (loss) on investments	(20,687)	-	(14,498)	15,412	(87,399)	101,454	(220,595)	310,482
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,142)	-	1,775	2,896	(34,109)	52,131	(322,363)	468,530

Equity transactions:
Purchase payments received from contract owners (note 3)	2,449	-	16,079	28,996	63,374	52,424	43,077	49,970
Transfers between funds	285,879	-	48,130	16,421	34,579	31,583	(185,887)	(383,725)
Redemptions (note 3)	(25,541)	-	(83,999)	(62,720)	(116,363)	(102,990)	(892,990)	(1,046,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(19)	(393)	(141)	(696)	(1,106)	(783)
Adjustments to maintain reserves	(13)	-	(61)	41	(8)	(8)	(91)	(65)

Net equity transactions	262,765	-	(19,870)	(17,655)	(18,559)	(19,687)	(1,036,997)	(1,381,479)

Net change in contract owners’ equity	238,623	-	(18,095)	(14,759)	(52,668)	32,444	(1,359,360)	(912,949)
Contract owners’ equity beginning of period	-	-	103,057	117,816	342,593	310,149	4,624,290	5,537,239

Contract owners’ equity end of period	$238,623	-	84,962	103,057	289,925	342,593	3,264,930	4,624,290

CHANGES IN UNITS:
Beginning units	-	-	9,435	11,235	34,474	36,267	383,725	510,692
Units purchased	28,896	-	5,607	1,785	26,330	9,825	5,326	23,425
Units redeemed	(2,790)	-	(7,472)	(3,585)	(29,240)	(11,618)	(94,864)	(150,392)

Ending units	26,106	-	7,570	9,435	31,564	34,474	294,187	383,725

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,586	7,549	(2,676)	(2,583)	(1,588)	(1,486)	(1,284)	(1,652)
Realized gain (loss) on investments	(23,929)	(70,350)	(1,727)	(14,258)	16,846	2,659	2,808	(2,742)
Change in unrealized gain (loss) on investments	(127,419)	290,591	(33,746)	46,699	(22,024)	26,575	(1,474)	17,338
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,762)	227,790	(38,149)	29,858	(6,766)	27,748	50	12,944

Equity transactions:
Purchase payments received from contract owners (note 3)	174,479	166,862	40,420	36,741	14,135	14,559	10,634	17,857
Transfers between funds	(132,571)	(2,697)	6,706	1,452	(404)	(610)	2,054	(32,292)
Redemptions (note 3)	(123,274)	(112,269)	(20,973)	(38,355)	(26,698)	(785)	(53,078)	(7,437)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(1,009)	(533)	(54)	(374)	(73)	(26)	(155)	(85)
Adjustments to maintain reserves	(202)	(28)	65	(61)	3	(10)	3	(8)

Net equity transactions	(82,577)	51,335	26,164	(597)	(13,037)	13,128	(40,557)	(21,981)

Net change in contract owners’ equity	(222,339)	279,125	(11,985)	29,261	(19,803)	40,876	(40,507)	(9,037)
Contract owners’ equity beginning of period	1,061,105	781,980	240,880	211,619	154,677	113,801	137,282	146,319

Contract owners’ equity end of period	$838,766	1,061,105	228,895	240,880	134,874	154,677	96,775	137,282

CHANGES IN UNITS:
Beginning units	83,270	78,868	23,376	23,481	16,355	14,777	12,170	14,169
Units purchased	12,510	22,653	4,746	6,035	2,604	6,690	816	2,629
Units redeemed	(20,023)	(18,251)	(1,444)	(6,140)	(3,885)	(5,112)	(4,365)	(4,628)

Ending units	75,757	83,270	26,678	23,376	15,074	16,355	8,621	12,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,582)	(9,950)	(4,066)	(4,435)	(11,376)	(9,968)	(24,841)	(23,908)
Realized gain (loss) on investments	116,231	18,283	53,502	66,256	90,788	5,208	67,984	444
Change in unrealized gain (loss) on investments	(134,605)	151,131	(49,023)	(10,447)	(147,371)	189,231	(245,990)	364,878
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,956)	159,464	413	51,374	(67,959)	184,471	(202,847)	341,414

Equity transactions:
Purchase payments received from contract owners (note 3)	99,619	91,165	65,670	50,961	107,205	105,550	331,775	290,559
Transfers between funds	276,327	549,224	89,233	37,597	125,388	309,906	11,961	71,370
Redemptions (note 3)	(627,642)	(446,168)	(162,548)	(161,161)	(337,262)	(200,770)	(625,053)	(311,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(705)	(1,286)	(314)	(770)	(1,639)	(634)	(2,891)	(1,621)
Adjustments to maintain reserves	257	(541)	126	(92)	(107)	(113)	158	(1,165)

Net equity transactions	(252,144)	192,394	(7,833)	(73,465)	(106,415)	213,940	(284,050)	47,388

Net change in contract owners’ equity	(280,100)	351,858	(7,420)	(22,091)	(174,374)	398,411	(486,897)	388,802
Contract owners’ equity beginning of period	1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

Contract owners’ equity end of period	$774,297	1,054,397	416,021	423,441	921,474	1,095,848	1,920,046	2,406,943

CHANGES IN UNITS:
Beginning units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377
Units purchased	25,647	59,308	15,387	20,494	31,752	43,250	37,571	33,756
Units redeemed	(47,772)	(36,428)	(15,588)	(26,349)	(40,691)	(24,028)	(61,857)	(29,234)

Ending units	76,596	98,721	29,110	29,311	73,734	82,673	165,613	189,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLX		SBLY		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,135)	(783)	(249)	(274)	-	(78,843)	-	21,926
Realized gain (loss) on investments	21,651	3,726	3,011	2,565	-	3,244,156	-	(47,503)
Change in unrealized gain (loss) on investments	(24,049)	15,725	(4,554)	417	-	(2,321,877)	-	1,873,491
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,533)	18,668	(1,792)	2,708	-	843,436	-	1,847,914

Equity transactions:
Purchase payments received from contract owners (note 3)	22,795	19,198	5,418	7,468	-	227,233	-	389,229
Transfers between funds	(9,890)	38,589	17,299	(14,454)	-	(7,474,070)	-	(15,504,141)
Redemptions (note 3)	(44,088)	(7,151)	(25,045)	(0)	-	(984,433)	-	(2,332,311)
Annuity benefits	-	-	-	-	-	(20,796)	-	(36,397)
Contract maintenance charges (note 2)	-	-	-	-	-	(129)	-	(259)
Contingent deferred sales charges (note 2)	(466)	(58)	(78)	(12)	-	(802)	-	(1,998)
Adjustments to maintain reserves	(48)	(13)	14	3	-	2,108	-	847

Net equity transactions	(31,697)	50,565	(2,392)	(6,995)	-	(8,250,889)	-	(17,485,030)

Net change in contract owners’ equity	(35,230)	69,233	(4,184)	(4,287)	-	(7,407,453)	-	(15,637,116)
Contract owners’ equity beginning of period	117,162	47,929	20,806	25,093	-	7,407,453	-	15,637,116

Contract owners’ equity end of period	$81,932	117,162	16,622	20,806	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,090	6,371	2,191	3,045	-	754,802	-	1,708,614
Units purchased	4,815	7,136	1,531	397	-	1,053,375	-	1,082,518
Units redeemed	(8,170)	(1,417)	(1,873)	(1,251)	-	(1,808,177)	-	(2,791,132)

Ending units	8,735	12,090	1,849	2,191	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(54,989)	(5,864)	8,027	(87,477)	2,639	(83,881)	47,550	(285,997)
Realized gain (loss) on investments	64,029	62,630	3,107,435	387,993	(1,014,141)	(2,416,423)	806,908	(1,883,245)
Change in unrealized gain (loss) on investments	(248,121)	104,225	(8,037,696)	3,864,473	(3,649,755)	6,681,269	(9,382,890)	11,882,217
Reinvested capital gains	-	-	-	-	-	-	586,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	(239,081)	160,991	(4,922,234)	4,164,989	(4,661,257)	4,180,965	(7,941,897)	9,712,975

Equity transactions:
Purchase payments received from contract owners (note 3)	225,094	82,390	222,576	365,602	138,170	135,515	1,239,969	884,300
Transfers between funds	7,469,835	1,227,095	(3,772,539)	(1,033,435)	(827,666)	(962,113)	(643,831)	5,310,955
Redemptions (note 3)	(1,008,126)	(106,732)	(2,331,614)	(3,082,063)	(2,284,405)	(2,599,299)	(6,465,332)	(4,168,525)
Annuity benefits	(226)	-	-	-	(183)	(5,804)	(4,812)	(4,055)
Contract maintenance charges (note 2)	(49)	-	(188)	(193)	(311)	(346)	(354)	(261)
Contingent deferred sales charges (note 2)	(641)	-	(3,774)	(2,061)	(2,278)	(1,960)	(5,469)	(4,079)
Adjustments to maintain reserves	(602)	(69)	(257)	(328)	(328)	573	(741)	3,372

Net equity transactions	6,685,285	1,202,684	(5,885,796)	(3,752,478)	(2,977,001)	(3,433,435)	(5,880,570)	2,021,708

Net change in contract owners’ equity	6,446,204	1,363,675	(10,808,030)	412,511	(7,638,258)	747,530	(13,822,467)	11,734,683
Contract owners’ equity beginning of period	1,363,675	-	23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202

Contract owners’ equity end of period	$7,809,879	1,363,675	12,704,561	23,512,591	12,003,434	19,641,692	34,169,418	47,991,885

CHANGES IN UNITS:
Beginning units	129,181	-	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117
Units purchased	1,047,393	219,493	135,518	366,202	7,547	17,348	509,268	515,458
Units redeemed	(502,386)	(90,312)	(352,594)	(558,087)	(113,111)	(148,511)	(698,042)	(467,618)

Ending units	674,188	129,181	606,157	823,233	475,910	581,474	1,173,183	1,361,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,117	(101,508)	(185,881)	(152,351)	217,898	472,069	1,585,366	3,179,437
Realized gain (loss) on investments	1,225,700	978,613	13,379,146	14,320,070	3,893,805	2,913,056	1,298,404	(364,042)
Change in unrealized gain (loss) on investments	(4,078,889)	2,899,851	(29,630,335)	2,019,798	(7,119,620)	4,008,209	2,383,158	2,688,985
Reinvested capital gains	201,990	-	-	-	4,250,371	810,129	673,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,625,082)	3,776,956	(16,437,070)	16,187,517	1,242,454	8,203,463	5,940,060	5,504,380

Equity transactions:
Purchase payments received from contract owners (note 3)	161,059	146,563	2,978,176	5,259,499	607,675	846,542	916,425	2,315,518
Transfers between funds	(550,324)	(328,594)	(3,020,228)	341,583	(531,318)	(345)	1,846,658	17,067,639
Redemptions (note 3)	(1,843,788)	(1,728,973)	(51,489,524)	(44,684,221)	(11,662,122)	(9,305,672)	(22,441,381)	(25,160,849)
Annuity benefits	(18,536)	(16,282)	(41,252)	(38,487)	(9,031)	(13,379)	(27,858)	(34,794)
Contract maintenance charges (note 2)	(67)	(85)	(366)	(231)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,180)	(1,413)	(54,892)	(8,872)	(8,222)	16,600	(14,693)	20,408
Adjustments to maintain reserves	(310)	758	(4,335)	10,410	(21)	(3,459)	114	(1,775)

Net equity transactions	(2,256,146)	(1,928,026)	(51,632,421)	(39,120,320)	(11,603,039)	(8,459,714)	(19,720,735)	(5,793,854)

Net change in contract owners’ equity	(4,881,228)	1,848,930	(68,069,491)	(22,932,803)	(10,360,585)	(256,251)	(13,780,675)	(289,474)
Contract owners’ equity beginning of period	16,889,827	15,040,897	246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563

Contract owners’ equity end of period	$12,008,599	16,889,827	177,937,025	246,006,516	47,028,529	57,389,114	96,675,414	110,456,089

CHANGES IN UNITS:
Beginning units	412,231	473,719	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501
Units purchased	8,773	6,599	1,095,334	2,069,798	329,507	500,692	983,896	2,482,295
Units redeemed	(66,348)	(68,087)	(3,321,175)	(3,925,100)	(1,132,530)	(1,167,667)	(2,300,620)	(2,885,113)

Ending units	354,656	412,231	8,197,211	10,423,052	3,231,584	4,034,607	6,157,959	7,474,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(921,509)	(179,051)	(11,932)	(254)	(126,950)	(95,352)	18,105	-
Realized gain (loss) on investments	9,932,852	2,035,709	125,797	(190,096)	(255,068)	(252,796)	(4,488)	-
Change in unrealized gain (loss) on investments	(11,760,857)	21,143,520	(1,211,019)	3,206,588	(645,624)	2,505,467	(28,061)	-
Reinvested capital gains	3,993,075	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,243,561	23,000,178	(1,097,154)	3,016,238	(1,027,642)	2,157,319	(14,444)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	979,204	1,803,111	267,425	223,915	258,959	324,794	13,008	-
Transfers between funds	(2,381,444)	(3,457,324)	(190,375)	(266,756)	(574,305)	629,894	1,473,501	-
Redemptions (note 3)	(26,160,910)	(24,748,397)	(4,060,360)	(3,736,440)	(2,341,016)	(1,356,876)	(108,016)	-
Annuity benefits	(10,252)	(16,625)	(1,150)	(3,908)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,465)	100,746	(9,009)	(7,809)	(2,286)	(1,793)	(1)	-
Adjustments to maintain reserves	337	3,660	(61)	824	(29)	284	(14)	-

Net equity transactions	(27,588,530)	(26,314,829)	(3,993,530)	(3,790,175)	(2,658,677)	(403,696)	1,378,478	-

Net change in contract owners’ equity	(26,344,969)	(3,314,651)	(5,090,684)	(773,937)	(3,686,319)	1,753,623	1,364,034	-
Contract owners’ equity beginning of period	133,435,816	136,750,467	22,646,086	23,420,023	12,619,383	10,865,760	-	-

Contract owners’ equity end of period	$107,090,847	133,435,816	17,555,402	22,646,086	8,933,064	12,619,383	1,364,034	-

CHANGES IN UNITS:
Beginning units	11,988,244	14,723,373	1,654,847	1,974,176	1,023,074	1,063,778	-	-
Units purchased	806,935	1,384,934	226,159	309,840	256,526	275,593	200,290	-
Units redeemed	(3,237,010)	(4,120,063)	(521,368)	(629,169)	(474,529)	(316,297)	(62,134)	-

Ending units	9,558,169	11,988,244	1,359,638	1,654,847	805,071	1,023,074	138,156	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRGNR		WRGP		WRHIP		WRIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(400,286)	(478,276)	(920,216)	(725,221)	4,925,867	5,650,168	(272,796)	(75,112)
Realized gain (loss) on investments	(3,243,603)	(3,784,161)	10,133,988	9,136,456	264,811	(203,625)	3,718,059	3,086,974
Change in unrealized gain (loss) on investments	(3,782,615)	9,246,495	(12,234,373)	6,033,273	(1,956,990)	5,314,572	(6,452,185)	2,340,000
Reinvested capital gains	-	-	4,656,340	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,426,504)	4,984,058	1,635,739	14,444,508	3,233,688	10,761,115	(3,006,922)	5,351,862

Equity transactions:
Purchase payments received from contract owners (note 3)	371,914	964,380	1,236,398	1,850,116	572,566	1,326,235	457,396	580,485
Transfers between funds	(3,574,814)	(3,645,464)	(3,267,793)	(6,095,425)	2,379,700	3,702,574	(2,724,877)	(776,053)
Redemptions (note 3)	(8,368,344)	(7,159,135)	(27,354,704)	(25,771,814)	(20,381,604)	(16,165,941)	(9,167,032)	(8,632,363)
Annuity benefits	(1,179)	(2,812)	(8,881)	(15,705)	(26,213)	(28,010)	(3,893)	(3,351)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,604)	(10,887)	(16,726)	108,026	(19,218)	2,891	(4,625)	11,909
Adjustments to maintain reserves	456	2,595	198	7,478	(176)	(1,848)	201	935

Net equity transactions	(11,582,571)	(9,851,323)	(29,411,508)	(29,917,324)	(17,474,945)	(11,164,098)	(11,442,830)	(8,818,438)

Net change in contract owners’ equity	(19,009,075)	(4,867,265)	(27,775,769)	(15,472,816)	(14,241,257)	(402,983)	(14,449,752)	(3,466,576)
Contract owners’ equity beginning of period	42,121,347	46,988,612	140,472,689	155,945,505	84,691,641	85,094,624	45,108,306	48,574,882

Contract owners’ equity end of period	$23,112,272	42,121,347	112,696,920	140,472,689	70,450,384	84,691,641	30,658,554	45,108,306

CHANGES IN UNITS:
Beginning units	2,580,151	3,338,506	13,537,586	16,771,104	4,324,579	4,948,846	3,816,483	4,678,629
Units purchased	200,550	528,792	876,457	1,482,791	670,131	968,291	254,064	598,423
Units redeemed	(960,161)	(1,287,147)	(3,681,345)	(4,716,309)	(1,542,763)	(1,592,558)	(1,246,163)	(1,460,569)

Ending units	1,820,540	2,580,151	10,732,698	13,537,586	3,451,947	4,324,579	2,824,384	3,816,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRI2P		WRLTBP		WRMIC		WRMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$80,507	50,340	19,895	-	(53,573)	(51,497)	(183,733)	(172,102)
Realized gain (loss) on investments	(1,905,228)	(1,573,378)	4,168	-	180,551	(127,012)	1,152,384	459,753
Change in unrealized gain (loss) on investments	(740,993)	3,713,164	(16,445)	-	(552,173)	1,761,449	(1,829,127)	3,857,811
Reinvested capital gains	-	-	-	-	-	-	572,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,565,714)	2,190,126	7,618	-	(425,195)	1,582,940	(287,552)	4,145,462

Equity transactions:
Purchase payments received from contract owners (note 3)	94,686	281,201	45,602	-	140,809	84,125	142,513	257,751
Transfers between funds	(54,708)	2,559	2,902,767	-	(404,028)	856,049	(319,585)	1,758,789
Redemptions (note 3)	(3,782,360)	(3,401,299)	(591,243)	-	(1,062,496)	(928,048)	(3,956,969)	(2,938,549)
Annuity benefits	(11,773)	(10,734)	-	-	(4,331)	(3,038)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,010)	(6,663)	-	-	(1,789)	(2,501)	(4,184)	(4,761)
Adjustments to maintain reserves	46	1,201	(15)	-	(48)	455	(86)	1,312

Net equity transactions	(3,761,119)	(3,133,735)	2,357,111	-	(1,331,883)	7,043	(4,138,311)	(925,457)

Net change in contract owners’ equity	(6,326,833)	(943,609)	2,364,729	-	(1,757,078)	1,589,983	(4,425,863)	3,220,005
Contract owners’ equity beginning of period	19,781,102	20,724,711	-	-	5,641,179	4,051,196	17,915,900	14,695,895

Contract owners’ equity end of period	$13,454,269	19,781,102	2,364,729	-	3,884,101	5,641,179	13,490,037	17,915,900

CHANGES IN UNITS:
Beginning units	1,234,813	1,454,572	-	-	360,541	361,907	1,112,006	1,188,377
Units purchased	155,605	246,740	320,771	-	40,131	143,651	243,149	384,133
Units redeemed	(401,977)	(466,499)	(87,552)	-	(131,145)	(145,017)	(505,158)	(460,504)

Ending units	988,441	1,234,813	233,219	-	269,527	360,541	849,997	1,112,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRMMP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(311,359)	(351,466)	(35,314)	72,994	(847,410)	(972,461)	(733,076)	(797,455)
Realized gain (loss) on investments	-	-	(1,002,965)	(984,825)	5,972,317	6,513,220	3,350,929	2,261,234
Change in unrealized gain (loss) on investments	-	-	1,405,801	3,303,735	(12,014,698)	576,821	(10,215,660)	15,717,745
Reinvested capital gains	-	-	-	-	2,726,712	2,531,297	568,594	-

Net increase (decrease) in contract owners’ equity resulting from operations	(311,359)	(351,466)	367,522	2,391,904	(4,163,079)	8,648,877	(7,029,213)	17,181,524

Equity transactions:
Purchase payments received from contract owners (note 3)	5,639,323	6,537,559	76,866	131,896	789,729	1,152,207	710,211	728,392
Transfers between funds	19,152,881	12,587,337	(374,273)	(169,346)	(2,257,905)	(3,329,255)	(2,056,650)	(2,185,837)
Redemptions (note 3)	(26,960,393)	(27,698,107)	(2,158,301)	(1,654,464)	(17,368,817)	(14,629,729)	(14,225,533)	(13,046,827)
Annuity benefits	(29,475)	(29,749)	(5,243)	(4,220)	(2,200)	(8,249)	(1,055)	(9,423)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(29,049)	71,218	(3,644)	(3,684)	(13,775)	25,454	(7,988)	66,004
Adjustments to maintain reserves	3,406	5,133	(46)	860	1,426	2,953	208	894

Net equity transactions	(2,223,307)	(8,526,610)	(2,464,641)	(1,698,958)	(18,851,542)	(16,786,619)	(15,580,807)	(14,446,797)

Net change in contract owners’ equity	(2,534,666)	(8,878,076)	(2,097,119)	692,946	(23,014,621)	(8,137,742)	(22,610,020)	2,734,727
Contract owners’ equity beginning of period	29,212,627	38,090,703	10,487,395	9,794,449	83,803,810	91,941,552	75,543,832	72,809,105

Contract owners’ equity end of period	$26,677,961	29,212,627	8,390,276	10,487,395	60,789,189	83,803,810	52,933,812	75,543,832

CHANGES IN UNITS:
Beginning units	2,650,355	3,428,531	733,906	869,687	5,651,827	6,937,432	4,957,025	6,103,814
Units purchased	3,773,046	3,037,076	89,096	166,621	399,763	827,574	346,381	645,189
Units redeemed	(3,970,888)	(3,815,252)	(257,095)	(302,402)	(1,659,407)	(2,113,179)	(1,380,480)	(1,791,978)

Ending units	2,452,513	2,650,355	565,907	733,906	4,392,183	5,651,827	3,922,926	4,957,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(51,857)	(94,681)	(214,694)	(165,435)	(4,162)	(2,788)	(98,023)	(77,523)
Realized gain (loss) on investments	(43,492)	(98,232)	951,028	366,368	33,857	28,732	(25,482)	1,223,633
Change in unrealized gain (loss) on investments	(1,117,820)	2,200,472	(5,188,767)	9,574,380	(46,626)	29,648	(418,005)	365,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,169)	2,007,559	(4,452,433)	9,775,313	(16,931)	55,592	(541,510)	1,511,983

Equity transactions:
Purchase payments received from contract owners (note 3)	128,854	106,476	375,709	777,608	8,808	212	156,757	193,944
Transfers between funds	(48,254)	545,485	(637,182)	(1,467,429)	32,303	(5,866)	(3,589,206)	6,105,837
Redemptions (note 3)	(1,640,589)	(1,677,134)	(12,408,656)	(9,648,710)	(39,193)	(79,934)	(976,029)	(1,056,009)
Annuity benefits	(12,198)	(10,779)	(11,099)	(12,573)	(2,175)	(2,452)	(836)	(784)
Contract maintenance charges (note 2)	-	-	-	-	(61)	(65)	(58)	(49)
Contingent deferred sales charges (note 2)	(1,880)	(3,876)	(5,921)	20,128	-	-	(914)	(659)
Adjustments to maintain reserves	45	1,534	(123)	2,539	1,526	(314)	34	930

Net equity transactions	(1,574,022)	(1,038,294)	(12,687,272)	(10,328,437)	1,208	(88,419)	(4,410,252)	5,243,210

Net change in contract owners’ equity	(2,787,191)	969,265	(17,139,705)	(553,124)	(15,723)	(32,827)	(4,951,762)	6,755,193
Contract owners’ equity beginning of period	9,603,315	8,634,050	62,817,966	63,371,090	291,788	324,615	11,444,285	4,689,092

Contract owners’ equity end of period	$6,816,124	9,603,315	45,678,261	62,817,966	276,065	291,788	6,492,523	11,444,285

CHANGES IN UNITS:
Beginning units	644,275	719,794	4,443,444	5,275,682	20,045	26,804	688,377	358,511
Units purchased	100,136	191,380	421,236	621,343	3,055	1,387	2,282,456	1,653,430
Units redeemed	(212,582)	(266,899)	(1,347,519)	(1,453,581)	(2,630)	(8,146)	(2,558,037)	(1,323,564)

Ending units	531,829	644,275	3,517,161	4,443,444	20,470	20,045	412,796	688,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAGF3		CSIEF3		GVGU		GEF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,952	71,641	22,508	(9,270)	-	34,536	8,033	(5,958)
Realized gain (loss) on investments	(126,856)	34,192	(53,706)	4,440	-	(1,733,405)	1,344,123	472,938
Change in unrealized gain (loss) on investments	52,091	(44,200)	(126,839)	114,790	-	1,366,564	(1,476,223)	178,383
Reinvested capital gains	62,150	34,865	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,337	96,498	(158,037)	109,960	-	(332,305)	(124,067)	645,363

Equity transactions:
Purchase payments received from contract owners (note 3)	8,540	16,461	30,392	1,655	-	123,574	2,483	23,764
Transfers between funds	(1,444,499)	697,200	(829,249)	(75,476)	-	(8,183,900)	(6,415,206)	(289,502)
Redemptions (note 3)	(129,731)	(246,363)	(152,497)	(122,425)	-	(927,733)	(673,810)	(1,220,039)
Annuity benefits	-	-	-	-	-	-	(1,742)	(3,212)
Contract maintenance charges (note 2)	-	(2)	(2)	(2)	-	(99)	(65)	(115)
Contingent deferred sales charges (note 2)	(319)	(46)	(234)	(48)	-	(2,235)	(339)	(753)
Adjustments to maintain reserves	(46)	(338)	9	506	-	(152)	9,654	(366)

Net equity transactions	(1,566,055)	466,912	(951,581)	(195,790)	-	(8,990,545)	(7,079,025)	(1,490,222)

Net change in contract owners’ equity	(1,537,718)	563,410	(1,109,618)	(85,830)	-	(9,322,850)	(7,203,092)	(844,859)
Contract owners’ equity beginning of period	1,537,718	974,308	1,109,618	1,195,448	-	9,322,850	7,203,092	8,047,951

Contract owner’s equity end of period	$-	1,537,718	-	1,109,618	-	-	-	7,203,092

CHANGES IN UNITS:
Beginning units	125,863	85,960	98,789	118,233	-	617,366	475,495	586,309
Units purchased	4,995	118,628	29,974	39,993	-	46,767	536	1,764
Units redeemed	(130,858)	(78,725)	(128,763)	(59,437)	-	(664,133)	(476,031)	(112,578)

Ending units	-	125,863	-	98,789	-	-	-	475,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEF3		BF		JARLCS		GVGFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,493	(8,220)	-	-	-	96	-	(1,414)
Realized gain (loss) on investments	(807,515)	(1,368,173)	-	-	-	894	-	273,692
Change in unrealized gain (loss) on investments	710,618	1,844,986	-	-	-	(544)	-	(202,660)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,404)	468,593	-	-	-	446	-	69,618

Equity transactions:
Purchase payments received from contract owners (note 3)	43,268	143,754	-	(58)	-	11	-	12,558
Transfers between funds	(4,778,668)	(986,988)	-	(7)	-	(6,742)	-	(4,235,395)
Redemptions (note 3)	(287,291)	(989,354)	-	65	-	19	-	(179,724)
Annuity benefits	-	-	-	-	-	(177)	-	(140)
Contract maintenance charges (note 2)	(64)	(203)	-	-	-	-	-	(34)
Contingent deferred sales charges (note 2)	(987)	(2,080)	-	-	-	-	-	(325)
Adjustments to maintain reserves	168	307	-	-	-	6	-	(247)

Net equity transactions	(5,023,574)	(1,834,564)	-	-	-	(6,883)	-	(4,403,308)

Net change in contract owners’ equity	(5,115,978)	(1,365,971)	-	-	-	(6,437)	-	(4,333,690)
Contract owners’ equity beginning of period	5,115,978	6,481,949	-	-	-	6,437	-	4,333,690

Contract owners’ equity end of period	$-	5,115,978	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	252,208	352,465	-	-	-	475	-	331,596
Units purchased	8,919	30,337	-	1,485	-	1	-	17,482
Units redeemed	(261,127)	(130,594)	-	(1,485)	-	(476)	-	(349,078)

Ending units	-	252,208	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGHS		GVUSL		SGRF		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(11,460)	-	(14,298)	-	-	-	(37,987)
Realized gain (loss) on investments	-	(255,140)	-	(2,607,221)	-	-	-	2,043,904
Change in unrealized gain (loss) on investments	-	494,241	-	2,869,155	-	-	-	(1,758,726)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	227,641	-	247,636	-	-	-	247,191

Equity transactions:
Purchase payments received from contract owners (note 3)	-	151,079	-	39,077	-	(1,159)	-	129,550
Transfers between funds	-	(12,880,293)	-	(6,051,091)	-	824		(11,621,237)
Redemptions (note 3)	-	(920,670)	-	(308,255)	-	(0)	-	(456,715)
Annuity benefits	-	(778)	-	-	-	877	-	298
Contract maintenance charges (note 2)	-	(205)	-	(62)	-	-	-	(124)
Contingent deferred sales charges (note 2)	-	(2,931)	-	(1,155)	-	-	-	(1,469)
Adjustments to maintain reserves	-	(1,375)	-	(73)	-	(542)	-	366

Net equity transactions	-	(13,655,173)	-	(6,321,559)	-	-	-	(11,949,331)

Net change in contract owners’ equity	-	(13,427,532)	-	(6,073,923)	-	-	-	(11,702,140)
Contract owners’ equity beginning of period	-	13,427,532	-	6,073,923	-	-	-	11,702,140

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,040,801	-	503,325	-	-	-	1,054,005
Units purchased	-	105,509	-	10,996	-	-	-	155,204
Units redeemed	-	(1,146,310)	-	(514,321)	-	-	-	(1,209,209)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUGL		WSCP		AVB		WRLBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(29,860)	(15,041)	(41,985)	4,571	1,293	-	-

Realized gain (loss) on investments	-	(2,198,108)	642,075	121,503	11,198	(25,010)	-	-
Change in unrealized gain (loss) on investments	-	2,576,510	(918,498)	511,185	(1,919)	38,809	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	348,542	(291,464)	590,703	13,850	15,092	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,468	34,713	101,230	281	1,192	-	394
Transfers between funds	-	(7,919,489)	(3,796,969)	(202,190)	(201,043)	(38,417)	-	(515)
Redemptions (note 3)	-	(332,749)	(729,863)	(780,022)	(14,275)	(124,506)	-	(12,042)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(76)	(45)	(94)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,635)	(475)	(563)	-	-	-	12,162
Adjustments to maintain reserves	-	(149)	(166)	(96)	(10)	(0)	-	0

Net equity transactions	-	(8,202,629)	(4,492,805)	(881,735)	(215,047)	(161,731)	-	-

Net change in contract owners’ equity	-	(7,854,087)	(4,784,269)	(291,032)	(201,197)	(146,639)	-	-
Contract owners’ equity beginning of period	-	7,854,087	4,784,269	5,075,301	201,197	347,836	-	-

Contract owners’ equity end of period	$-	-	-	4,784,269	-	201,197	-	-

CHANGES IN UNITS:
Beginning units	-	657,631	387,091	465,051	20,191	37,731	-	-
Units purchased	-	48,568	12,436	13,555	7,085	3,101	-	-
Units redeemed	-	(706,199)	(399,527)	(91,515)	(27,276)	(20,641)	-	-

Ending units	-	-	-	387,091	-	20,191	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	BBCA		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(937)	-	87	-	(2)	-	(63)
Realized gain (loss) on investments	-	(524,360)	-	(10,224)	-	(1,713)	-	(4,216)
Change in unrealized gain (loss) on investments	-	506,384	-	9,323	-	1,776	-	5,196
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(18,913)	-	(814)	-	61	-	917

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,249	-	-	-	-	-	(862)
Transfers between funds	-	(1,089,532)	-	(21,384)	-	(3,863)	-	(67,831)
Redemptions (note 3)	-	(13,956)	-	230	-	90	-	322
Annuity benefits	-	-	-	(40)	-	-	-	195
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(7)	-	1	-	(1)	-	532

Net equity transactions	-	(1,102,246)	-	(21,193)	-	(3,773)	-	(67,643)

Net change in contract owners’ equity	-	(1,121,159)	-	(22,007)	-	(3,712)	-	(66,726)
Contract owners’ equity beginning of period	-	1,121,159	-	22,007	-	3,712	-	66,726

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	93,676	-	1,356	-	294	-	5,321
Units purchased	-	89	-	14	-	-	-	-
Units redeemed	-	(93,765)	-	(1,370)	-	(294)	-	(5,321)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		ACVVS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,345)	-	(1,493)	-	-	-	2,345
Realized gain (loss) on investments	-	10,772	-	(73,314)	-	-	-	(117,852)
Change in unrealized gain (loss) on investments	-	16,283	-	86,661	-	-	-	121,201
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,710	-	11,854	-	-	-	5,694

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,488	-	55,490	-	-	-	1,603
Transfers between funds	-	(920,719)	-	(299,850)	-	(1,077)	-	(184,185)
Redemptions (note 3)	-	(66,498)	-	(6,531)	-	65	-	(10,203)
Annuity benefits	-	464	-	(1,328)	-	681	-	-
Contract maintenance charges (note 2)	-	(49)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(40)	-	-	-	-	-	-
Adjustments to maintain reserves	-	569	-	(11)	-	331	-	(14)

Net equity transactions	-	(982,785)	-	(252,230)	-	-	-	(192,798)

Net change in contract owners’ equity	-	(959,075)	-	(240,376)	-	-	-	(187,104)
Contract owners’ equity beginning of period	-	959,075	-	240,376	-	-	-	187,104

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	318,647	-	21,372	-	-	-	23,209
Units purchased	-	13,228	-	-	-	-	-	221
Units redeemed	-	(331,875)	-	(21,372)	-	-	-	(23,430)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVMOS		TRLT2		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	74,613	-	(14)	-	201,336
Realized gain (loss) on investments	-	(136,793)	-	-	-	(671,949)
Change in unrealized gain (loss) on investments	-	87,939	-	-	-	519,714
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	25,759	-	(14)	-	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325	-	(170)	-	144,122
Transfers between funds	-	(2,969,387)	-	(13,218)	-	(5,628,819)
Redemptions (note 3)	-	(136,639)	-	(53)	-	(164,797)
Annuity benefits	-	-	-	763	-	-
Contract maintenance charges (note 2)	-	(19)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	-	(510)
Adjustments to maintain reserves	-	(5)	-	106	-	(2)

Net equity transactions	-	(3,105,731)	-	(12,573)	-	(5,650,005)

Net change in contract owners’ equity	-	(3,079,972)	-	(12,587)	-	(5,600,904)
Contract owners’ equity beginning of period	-	3,079,972	-	12,587	-	5,600,904

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	312,243	-	1,107	-	543,845
Units purchased	-	4,914	-	-	-	35,401
Units redeemed	-	(317,157)	-	(1,107)	-	(579,246)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.
Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BB&T FUNDS
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
Sterling Capital Select Equity VIF (BBGI)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)*
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
International Magnum Portfolio - Class I (MSVIM)*
Mid Cap Growth Portfolio - Class I (MSVMG)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class I (TRF)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class II (GBF2)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)*
VP Ultra(R) Fund - Class I (ACVU1)
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
High Income Bond Fund II - Service Shares (FHIBS)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
VIP Fund - Contrafund Portfolio - Service Class (FCS)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - High Income Portfolio - Service Class (FHIS)
VIP Fund - High Income Portfolio - Service Class R (FHISR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)*
Templeton Foreign Securities Fund - Class 2 (TIF2)*
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Class 4 (OVHI4)*
High Income Fund/VA - Non-Service Shares (OVHI)
High Income Fund/VA - Service Class (OVHIS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)*
Putnam VT International Equity Fund - IB Shares (PVTIGB)*
Putnam VT Voyager Fund - IB Shares (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio - Class II (ACEG2)
Comstock Portfolio - Class II (ACC2)
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series II (AVCD2)
V.I. Core Equity Fund - Series I (AVGI)
V.I. Core Equity Fund - Series II (AVCE2)
V.I. Equity and Income Fund - Series I (IVKEI1)
V.I. Global Health Care Fund - Series I (IVHS)
V.I. Global Real Estate Fund - Series I (IVRE)
V.I. International Growth Fund - Series I (AVIE)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
SECURITY BENEFIT LIFE
Series D (Global Series) (SBLD)
Series J (Mid Cap Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)
Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Series X (Small Cap Growth Series) (SBLX)
Series Y (Select 25 Series) (SBLY)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
VT Omega Growth - Class 1 (EVOM)*
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.
On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.
The charges above are assessed against each contract by redeeming units.
No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract  years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2) Includes Waddill & Reed Advisors select Reserve product.
(3) Includes NEA Select product.
(4) Includes Key Bank and Paine Weber products.
(5) Available beginning January 2, 2001 or a later date if state law requires.
(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE

0.95%	$21,156,763	$1,091	$2,704	$81,346	$1,096,601	$141,296	$-	$252
1.00%	7,241,463	-	-	26,670	501,908	66,504	-	306
1.05%	1,417,206	-	1	4,109	105,113	15,195	-	-
1.10%	11,407,550	654	2,264	41,571	370,481	85,488	-	-
1.15%	5,520,213	882	1,322	34,281	202,275	26,878	-	137
1.20%	11,447,674	-	-	108,797	615,157	63,083	-	17
1.25%	2,391,236	355	97	10,816	97,218	11,844	-	83
1.30%	2,041,166	20	1,761	17,728	91,008	7,739	-	-
1.35%	2,624,488	58	160	13,804	135,484	9,956	-	4
1.40%	3,372,964	252	1,601	17,079	104,551	12,512	-	-
1.45%	588,774	438	381	2,242	22,684	1,002	-	-
1.50%	1,255,714	-	-	3,368	26,258	4,125	548	-
1.55%	1,010,982	-	50	5,228	14,477	1,166	-	-
1.60%	1,383,651	1,517	692	7,767	39,213	946	69	-
1.65%	1,358,146	373	18	4,558	24,518	2,561	240	-
1.70%	133,241	2,644	-	640	10,152	300	-	-
1.75%	725,099	-	-	1,596	11,668	2,907	-	-
1.80%	487,389	-	-	3,404	7,425	1,085	-	-
1.85%	168,426	-	-	1,146	2,873	82	-	-
1.90%	115,446	-	-	6,141	469	194	-	-
1.95%	485,528	-	-	2,719	31	-	37	-
2.00%	66,360	-	-	166	282	-	-	-
2.05%	334,548	-	-	865	2,652	1,096	-	-
2.10%	298,785	-	-	174	-	-	366	-
2.15%	49,787	-	-	-	171	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.20%	303,515	-	-	1,628	1,962	145	-	-
2.25%	649,700	-	-	-	13,838	11	-	-
2.35%	22,434	-	-	-	-	-	-	-
2.40%	1,042	-	-	-	-	-	-	-
2.45%	35,577	-	-	-	-	-	308	-
2.50%	24,806	-	-	-	-	-	-	-
2.60%	74,566	-	-	-	-	-	1	-

Totals	$78,194,239	$8,284	$11,051	$397,843	$3,498,469	$456,115	$1,569	$799

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

0.95%	$1,908	$32,191	$-	$303,861	$47,743	$63,414	$260,159	$193,081
1.00%	2,186	13,225	-	169,149	15,353	41,640	101,970	129,018
1.05%	-	2,101	-	23,071	2,309	6,484	17,535	17,139
1.10%	456	12,905	-	120,876	23,604	14,909	127,566	77,943
1.15%	81	4,344	-	48,489	15,243	6,801	46,098	40,806
1.20%	494	25,071	-	221,140	33,055	29,515	228,113	138,241
1.25%	196	3,684	1,247	37,341	9,081	5,765	35,865	17,592
1.30%	-	7,183	-	58,183	2,742	7,936	20,032	26,179
1.35%	138	3,861	-	41,589	9,986	3,922	45,753	12,273
1.40%	318	5,101	-	40,191	5,161	2,788	39,337	15,509
1.45%	-	114	-	5,382	209	1,444	4,955	2,840
1.50%	-	999	-	23,832	854	1,903	10,654	10,400
1.55%	187	101	-	9,521	1,350	300	6,375	2,516
1.60%	203	2,884	-	12,081	1,367	785	11,647	2,038
1.65%	-	4,272	-	17,858	1,669	543	22,975	3,737
1.70%	-	-	-	2,808	31	173	2,213	449
1.75%	-	21	-	3,370	4,835	15	8,752	1,252
1.80%	-	550	-	4,582	3,806	524	2,609	3,371
1.85%	-	175	-	1,483	352	8	3,516	23
1.90%	-	-	-	1,083	180	12	928	10
1.95%	-	-	-	2,397	-	-	6,102	-
2.00%	-	-	-	357	-	-	331	-
2.05%	-	760	-	3,209	867	374	3,599	-
2.10%	-	-	-	38	37	-	382	-
2.15%	-	-	-	24	-	-	111	-
2.20%	-	1,149	-	187	79	98	1,330	530
2.25%	-	-	-	8,220	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$6,167	$120,691	$1,247	$1,160,322	$179,913	$189,353	$1,008,907	$694,947

	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.95%	$-	$-	$-	$127,428	$8,854	$20,917	$-	$37,365
1.00%	-	-	-	31,103	1,554	1,493	-	11,544
1.05%	-	-	-	5,264	186	106	-	2,221
1.10%	-	-	-	35,520	3,227	2,080	-	10,548
1.15%	-	-	-	17,877	1,025	1,806	-	6,306
1.20%	-	-	-	67,013	4,506	7,408	-	19,154
1.25%	2,269	-	-	8,930	158	2,822	507	3,721
1.30%	-	-	-	14,200	1,092	1,383	-	2,243
1.35%	-	-	-	11,389	944	1,029	-	7,318
1.40%	-	-	-	16,496	1,439	1,974	-	4,113
1.45%	-	-	-	3,970	48	-	-	2,091
1.50%	-	3,304	1,547	10,891	714	213	699	439
1.55%	-	-	-	1,350	534	-	-	1,154
1.60%	-	1,001	1,687	7,198	473	227	300	8,059
1.65%	-	5,830	2,424	10,604	179	631	2,050	2,145
1.70%	-	-	-	713	264	11	-	20
1.75%	-	2,511	597	4,399	533	4,897	2,577	3,530
1.80%	-	960	632	2,145	72	197	-	428
1.85%	-	-	-	702	516	301	-	68
1.90%	-	1,565	525	1,809	38	-	-	11
1.95%	-	3,512	3,326	4,504	2,106	6	6,763	-
2.00%	-	198	168	2,148	222	-	-	185
2.05%	-	3,822	2,869	4,406	130	-	68	-
2.10%	-	2,852	1,855	4,597	115	-	-	-
2.15%	-	-	190	1,908	-	-	-	4
2.20%	-	1,465	3,123	5,948	9	-	367	-
2.25%	51	-	-	7,666	-	-	2,637	-
2.35%	-	-	72	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	251	1,101	-	-	-	-
2.50%	-	104	269	873	-	-	-	-
2.60%	-	691	164	151	10	-	818	-

	$2,320	$27,815	$19,699	$412,303	$28,948	$47,501	$16,786	$122,667

	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
0.95%	$-	$5	$452,973	$-	$78,028	$70,513	$66,576	$149,402
1.00%	-	-	153,019	-	38,008	22,619	21,920	34,456
1.05%	-	-	27,285	-	9,584	10,530	4,810	10,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	230,855	-	34,888	19,010	26,960	35,350
1.15%	-	-	108,557	-	20,502	15,650	17,898	24,175
1.20%	22	506	340,361	-	59,136	79,732	49,933	84,656
1.25%	-	276	66,858	-	16,995	5,963	10,587	18,491
1.30%	-	-	57,921	-	30,284	14,718	28,194	40,682
1.35%	-	-	73,161	-	14,050	16,345	9,813	18,405
1.40%	-	-	94,685	-	22,068	15,254	13,687	18,355
1.45%	-	-	9,810	-	3,074	1,286	54	4,530
1.50%	-	28	24,988	14,774	2,489	2,551	1,314	5,437
1.55%	-	-	11,390	-	2,450	1,824	3,960	2,332
1.60%	35	9,779	29,994	1,492	1,317	1,832	3,697	5,902
1.65%	-	-	23,225	5,131	9,287	3,986	8,023	5,851
1.70%	-	-	3,680	-	30	56	-	185
1.75%	973	5,882	9,322	2,839	121	470	1,891	3,655
1.80%	-	-	10,393	4,459	964	1,248	1,058	597
1.85%	-	-	3,968	-	714	49	88	571
1.90%	-	-	500	3,885	68	70	91	89
1.95%	-	-	39	5,910	930	-	78	1,042
2.00%	-	-	1,201	944	462	104	-	-
2.05%	-	-	5,550	4,605	4,385	-	154	732
2.10%	-	-	-	3,571	-	-	-	39
2.15%	-	-	8	688	-	-	1	-
2.20%	-	-	2,747	4,325	4,016	27	17	3
2.25%	-	-	8,481	-	40,147	9,183	-	17,125
2.35%	-	-	-	1,877	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,138	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	662	-	-	-	-

	$1,030	$16,476	$1,750,971	$56,300	$393,997	$293,020	$270,804	$482,957

	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3

0.95%	$41,696	$103,013	$114,018	$4,122	$158,215	$-	$12,451	$69,408
1.00%	12,039	43,431	38,308	2,015	44,735	-	6,145	32,075
1.05%	3,030	13,394	5,378	137	7,884	-	1,623	8,561
1.10%	14,152	32,870	38,319	4,426	55,952	-	4,915	22,936
1.15%	7,369	24,353	20,210	1,968	44,122	-	1,787	11,649
1.20%	30,568	41,874	63,311	1,091	81,067	-	4,444	58,024
1.25%	5,605	8,692	17,698	1,518	16,516	-	1,293	8,300
1.30%	3,657	11,814	19,888	203	11,466	-	1,906	7,797
1.35%	4,476	12,834	15,609	77	22,665	-	862	10,785
1.40%	6,721	10,781	19,781	511	16,391	-	907	6,256
1.45%	57	1,181	1,313	-	2,455	-	105	3,549
1.50%	395	4,986	2,498	268	3,970	3,046	521	4,161
1.55%	1,724	3,609	3,216	17	4,839	-	208	1,677
1.60%	253	6,742	1,915	76	6,647	926	110	6,040
1.65%	2,725	3,296	4,991	457	2,613	1,139	417	805
1.70%	-	892	168	24	932	-	-	125
1.75%	-	9,042	891	-	5,773	907	-	2,699
1.80%	68	4,568	2,011	34	1,816	94	267	757
1.85%	-	601	389	-	3,880	-	187	360
1.90%	128	23	59	-	458	412	-	-
1.95%	17	133	31	-	7,333	1,937	-	172
2.00%	108	-	18	-	357	-	-	65
2.05%	148	21	21	498	509	1,148	34	635
2.10%	-	-	-	-	492	886	-	-
2.15%	-	-	-	-	1	189	-	3
2.20%	22	223	33	-	1,146	3,270	36	1,006
2.25%	17,415	-	-	-	1	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	162	-	-
2.50%	-	-	-	-	-	244	-	-
2.60%	-	-	-	-	-	233	-	-

	$152,373	$338,373	$370,074	$17,442	$502,235	$14,593	$38,218	$257,845

	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$269,802	$11,104	$-	$10,291	$23,567	$17,667	$24,998
1.00%	-	129,128	3,958	-	3,652	9,535	5,702	11,309
1.05%	-	32,568	652	-	-	2,868	19	742
1.10%	-	121,210	5,877	-	4,250	17,586	10,974	8,214
1.15%	-	46,064	3,219	-	3,899	4,671	872	756
1.20%	-	124,341	5,941	-	5,256	16,890	7,531	29,864
1.25%	958	23,269	2,246	-	1,274	7,955	3,943	6,073
1.30%	-	31,247	392	-	-	1,728	8,575	2,404
1.35%	-	36,360	1,386	-	326	4,441	6,769	9,088
1.40%	-	24,770	1,258	-	125	7,723	2,102	4,227
1.45%	-	5,183	91	-	-	551	-	321
1.50%	-	7,065	269	-	-	206	1,215	1,767
1.55%	-	6,184	138	-	538	4,795	360	414
1.60%	-	8,285	151	-	-	307	-	8,530
1.65%	-	6,072	529	-	306	2,515	-	535
1.70%	-	1,291	92	-	-	-	-	-
1.75%	-	1,319	67	-	-	83	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.80%	-	2,596	-	-	-	-	2,399	-
1.85%	-	962	-	-	-	-	-	-
1.90%	-	1,701	-	-	-	2,764	-	57
1.95%	-	8	-	-	-	-	-	-
2.00%	-	27	-	-	-	-	-	-
2.05%	-	1,906	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	425	-	42	-	-	-	-
2.25%	-	508	741	-	48	4,807	3,748	7,668
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$958	$882,291	$38,111	$42	$29,965	$112,992	$71,876	$116,967

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$45,858	$20,250	$23,730	$23,704	$-	$11,822	$488,749	$-
1.00%	33,800	10,133	7,450	14,900	-	4,459	263,733	-
1.05%	780	-	2,873	1,346	-	736	43,496	-
1.10%	26,775	7,159	15,722	8,226	-	4,087	119,619	-
1.15%	20,712	3,687	4,724	5,601	-	3,557	38,660	-
1.20%	43,862	20,760	18,230	18,960	-	15,875	116,288	-
1.25%	8,044	6,920	3,794	1,688	-	683	29,238	-
1.30%	6,284	3,257	4,957	1,868	-	7,784	19,920	-
1.35%	18,430	8,414	6,623	6,047	-	730	19,415	-
1.40%	2,512	-	3,680	7,836	-	2,435	24,439	-
1.45%	1,515	-	-	365	-	-	5,004	-
1.50%	1,744	-	160	463	1,736	151	9,855	1,591
1.55%	593	1,041	-	224	-	29	3,578	-
1.60%	3,387	895	-	1,070	838	453	7,191	768
1.65%	1,401	-	125	376	1,541	821	5,899	2,545
1.70%	-	-	426	513	-	60	1,882	-
1.75%	-	-	17	116	-	86	3,720	554
1.80%	2,877	-	-	-	-	-	1,732	598
1.85%	-	-	1,214	132	-	-	904	-
1.90%	-	-	-	-	-	-	81	-
1.95%	-	-	33	-	3,408	29	52	726
2.00%	-	175	-	-	-	-	31	-
2.05%	-	-	-	-	5,996	-	292	982
2.10%	-	-	-	-	428	-	432	460
2.15%	-	-	-	-	114	-	160	-
2.20%	-	-	-	-	726	236	1,131	579
2.25%	25,314	26,172	2,942	2,822	-	2,345	10,437	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	27	-	-	288
2.50%	-	-	-	-	396	-	-	700
2.60%	-	-	-	-	-	-	-	89

	$243,888	$108,863	$96,700	$96,257	$15,210	$56,378	$1,215,938	$9,880

	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.95%	$786,892	$-	$123,209	$18,926	$116,761	$18,123	$5,727	$132,936
1.00%	313,665	-	66,963	8,950	18,850	5,620	523	22,547
1.05%	69,312	-	18,719	334	10,833	235	-	4,776
1.10%	321,136	-	31,104	16,477	67,356	2,841	1,870	68,056
1.15%	153,285	-	13,867	1,216	25,749	8,531	392	50,024
1.20%	406,648	-	32,266	5,134	70,174	1,500	629	92,706
1.25%	70,470	-	5,149	3,145	58,096	640	890	21,188
1.30%	78,698	-	7,915	839	5,897	2,940	84	13,437
1.35%	87,621	-	5,606	1,849	27,795	183	720	33,673
1.40%	122,075	-	4,429	271	22,385	1,379	-	31,491
1.45%	8,342	-	242	4	5,824	-	-	3,991
1.50%	19,486	28,329	2,422	57	16,836	118	-	31,539
1.55%	25,986	-	1,102	-	6,934	3,317	-	8,323
1.60%	44,788	7,140	1,083	-	14,333	516	-	20,267
1.65%	25,486	18,367	646	66	16,131	-	-	19,903
1.70%	3,032	-	406	-	1,897	-	-	31
1.75%	21,452	8,977	596	-	6,975	-	-	11,275
1.80%	12,333	2,362	239	-	5,469	-	-	3,245
1.85%	3,680	-	-	48	2,138	-	-	4,988
1.90%	93	1,878	-	-	129	-	-	1,052
1.95%	39	13,989	-	-	21,292	-	-	5,931
2.00%	294	97	35	-	64	-	-	3
2.05%	2,718	9,162	37	-	7,932	-	-	4,630
2.10%	2	14,356	-	-	3,080	-	-	10,074
2.15%	213	-	-	-	857	-	-	2,099
2.20%	905	9,734	-	-	8,391	-	-	12,703
2.25%	20,584	-	-	-	3,030	616	1,278	5,157
2.35%	-	164	-	-	-	-	-	291
2.40%	-	-	-	-	-	-	-	-
2.45%	-	2,443	-	-	-	-	-	-
2.50%	-	744	-	-	-	-	-	3,508
2.60%	-	2,635	-	-	10,354	-	-	4,542

	$2,599,235	$120,377	$316,035	$57,316	$555,562	$46,559	$12,113	$624,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$612,039	$241,128	$207,999	$327,110	$933,366	$-	$204,526	$-
1.00%	196,975	58,430	46,813	137,078	339,684	-	101,321	-
1.05%	52,706	11,720	10,627	21,687	80,007	-	19,364	-
1.10%	384,918	219,118	125,933	163,243	307,620	133	50,042	-
1.15%	247,928	147,008	64,440	95,594	137,091	13	27,981	-
1.20%	361,139	175,345	98,601	206,646	676,028	-	128,296	-
1.25%	184,779	93,608	45,805	38,275	86,354	-	20,877	30
1.30%	53,770	19,292	14,429	64,381	87,706	-	21,161	-
1.35%	95,520	51,584	28,339	59,903	117,806	-	20,559	-
1.40%	197,424	100,679	49,466	48,481	123,180	-	22,592	-
1.45%	22,217	4,752	5,139	10,641	9,519	-	3,060	-
1.50%	63,298	46,121	34,461	10,001	46,035	-	17,666	-
1.55%	32,236	71,318	15,278	13,775	11,809	-	2,655	-
1.60%	131,735	50,940	30,694	19,447	29,188	-	5,863	-
1.65%	78,084	50,245	31,141	13,821	61,460	-	6,439	-
1.70%	8,415	2,600	5,103	1,929	2,580	-	417	-
1.75%	89,789	26,491	30,544	15,880	32,547	-	1,358	-
1.80%	45,212	12,414	9,540	6,022	18,474	-	3,167	-
1.85%	10,143	8,108	1,515	1,882	3,838	-	684	-
1.90%	6,408	2,611	4,576	496	4,213	-	80	-
1.95%	15,445	25,095	4,991	1,474	9,291	-	815	-
2.00%	4,111	181	1,904	520	922	-	10	-
2.05%	15,251	10,506	10,012	4,469	22,321	-	1,050	-
2.10%	22,303	24,225	16,808	886	6,971	-	-	-
2.15%	7,475	7,014	5,854	216	3,379	-	68	-
2.20%	21,066	19,858	19,814	2,417	5,136	-	690	-
2.25%	81,397	57,915	11,740	5,191	9,765	-	41	-
2.35%	7,104	1,590	312	-	1,157	-	-	-
2.40%	-	994	-	-	-	-	-	-
2.45%	1,303	2,166	1,044	-	427	-	-	-
2.50%	2,454	2,516	3,777	-	-	-	-	-
2.60%	3,233	4,106	5,127	-	2,203	-	-	-

	$3,055,877	$1,549,678	$941,826	$1,271,465	$3,170,077	$146	$660,782	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$31,559	$-	$72,709	$-	$25,763	$4,366	$321,934	$-
1.00%	9,442	-	26,500	-	10,830	735	160,236	-
1.05%	3,340	-	2,708	-	1,639	581	23,424	-
1.10%	11,865	-	35,931	-	11,471	1,844	144,616	-
1.15%	11,645	-	31,341	-	9,754	1,207	61,183	-
1.20%	37,191	-	48,294	-	19,347	1,992	174,799	44,340
1.25%	5,137	2,405	11,462	-	3,673	2,379	41,493	-
1.30%	14,881	-	6,633	-	2,678	384	16,026	18,557
1.35%	4,379	-	11,948	-	2,856	668	31,807	13,357
1.40%	3,783	-	13,657	-	5,441	6,842	37,322	7,205
1.45%	237	-	2,209	-	338	214	5,652	145
1.50%	637	1,847	6,111	1,850	1,221	5,519	16,378	765
1.55%	1,217	-	1,795	-	1,910	28	6,881	-
1.60%	2,469	327	10,326	655	7,248	1,403	10,251	32
1.65%	904	1,527	10,285	2,727	962	5,340	18,895	1,969
1.70%	69	-	645	-	155	7	2,112	344
1.75%	1,281	383	5,751	500	1,696	2,542	3,260	223
1.80%	2,085	-	2,902	13	1,566	908	5,117	75
1.85%	783	-	383	-	164	-	854	437
1.90%	-	22	535	266	96	1,004	723	-
1.95%	14	499	2,465	2,697	-	6,385	771	-
2.00%	40	-	413	25	151	213	332	-
2.05%	643	489	2,628	541	8	1,710	3,631	329
2.10%	246	411	1,915	555	-	4,964	220	577
2.15%	-	-	109	-	12	580	215	-
2.20%	802	556	1,926	2,455	1	4,161	3,499	-
2.25%	-	-	3,737	157	4	1,011	4,823	-
2.35%	-	33	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	63	92	34	-	40	-	-
2.50%	-	-	-	-	-	378	-	-
2.60%	-	45	1,807	110	-	4,432	-	-

	$144,649	$8,607	$317,217	$12,585	$108,984	$61,837	$1,096,454	$88,355

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$178,957	$80,958	$-	$373,105	$-	$391,191	$-	$215,271
1.00%	43,986	30,064	-	116,751	-	151,080	-	91,649
1.05%	8,819	4,557	-	16,712	-	22,177	-	15,513
1.10%	115,784	41,131	-	161,732	-	128,152	-	58,527
1.15%	66,127	18,187	-	70,333	-	64,432	-	31,691
1.20%	167,054	61,072	-	206,868	-	208,616	-	126,647
1.25%	25,657	10,365	-	34,220	-	38,732	-	16,875
1.30%	23,612	9,630	-	26,927	-	36,363	-	31,318
1.35%	37,986	14,318	-	48,681	-	36,512	-	27,761

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	46,674	10,836	-	44,733	-	62,415	-	21,280
1.45%	3,386	1,164	-	6,036	-	5,823	-	3,344
1.50%	12,025	2,024	1,111	14,533	3,704	13,838	6,384	17,660
1.55%	7,654	6,746	-	9,408	-	7,281	-	5,344
1.60%	9,753	5,405	49	21,166	850	13,581	3,505	7,100
1.65%	15,369	3,696	830	13,716	2,996	10,967	4,191	21,765
1.70%	2,121	448	-	2,901	-	1,045	-	2,202
1.75%	3,039	5,041	1,243	14,815	1,578	5,502	1,870	10,986
1.80%	9,656	3,314	-	7,541	63	7,767	2,577	7,634
1.85%	781	343	-	2,557	-	1,062	-	3,753
1.90%	588	33	245	430	732	555	2,872	908
1.95%	90	12	1,808	72	1,775	171	3,333	11,811
2.00%	-	28	26	406	91	141	442	65
2.05%	5,835	1,584	956	3,300	749	2,174	2,620	13,139
2.10%	3	-	1,434	-	2,812	83	3,168	3,069
2.15%	4	161	-	196	-	1	404	4
2.20%	768	1,026	574	1,884	2,273	188	4,343	4,757
2.25%	849	-	-	1	-	17	-	-
2.35%	-	-	-	-	111	-	-	106
2.40%	-	-	-	10	-	-	-	-
2.45%	-	-	-	-	-	-	1,912	693
2.50%	-	-	201	-	229	-	686	-
2.60%	-	-	149	-	911	-	864	668

	$786,577	$312,143	$8,626	$1,199,034	$18,874	$1,209,866	$39,171	$751,540

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB

0.95%	$47,865	$1,459,475	$-	$12,677	$60,191	$372,329	$-	$-
1.00%	8,758	652,334	-	2,280	38,053	101,957	-	-
1.05%	1,730	116,473	-	731	8,928	15,606	-	-
1.10%	7,510	492,793	-	7,567	26,715	137,778	-	-
1.15%	10,445	264,255	-	3,742	30,131	65,002	-	-
1.20%	40,719	833,303	-	5,674	52,352	167,767	-	-
1.25%	6,851	160,699	-	2,145	11,511	30,149	163	-
1.30%	2,322	133,045	-	1,494	5,296	21,104	-	-
1.35%	5,518	175,293	-	1,235	14,342	44,335	-	-
1.40%	9,023	206,341	-	933	8,095	35,983	-	-
1.45%	91	33,401	-	155	1,336	8,129	-	-
1.50%	533	56,529	38,066	21	5,226	18,051	4,400	2,054
1.55%	597	29,459	-	101	4,208	7,471	-	-
1.60%	562	59,188	9,886	1,214	2,971	22,870	807	934
1.65%	4,058	58,469	29,249	681	8,004	20,309	4,963	10,463
1.70%	88	9,876	-	190	1,635	1,250	-	-
1.75%	-	27,975	15,703	167	2,502	8,772	203	328
1.80%	5	24,764	9,143	72	2,586	8,969	897	673
1.85%	-	4,857	-	-	3,004	2,451	-	-
1.90%	-	2,590	8,316	-	-	1,050	-	211
1.95%	-	1,901	31,989	5	7,110	7,393	3,789	5,408
2.00%	-	950	1,712	-	32	538	-	-
2.05%	24	8,466	11,168	-	741	4,634	3,169	1,897
2.10%	-	39	19,585	-	829	7,145	1,750	1,680
2.15%	-	11	312	-	-	22	280	-
2.20%	5	5,896	18,983	34	121	7,601	3,326	1,166
2.25%	9,616	55,142	-	-	2,291	158	-	-
2.35%	-	-	2,539	-	-	1,169	-	107
2.40%	-	11	-	-	-	16	-	-
2.45%	-	-	1,701	-	-	273	631	-
2.50%	-	-	915	-	-	886	99	-
2.60%	-	-	3,927	-	-	553	416	302

	$156,320	$4,873,535	$203,194	$41,118	$298,210	$1,121,720	$24,893	$25,223

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$17,614	$194,951	$-	$230,635	$2,447	$56	$41,283	$-
1.00%	7,232	77,587	-	61,074	108	-	10,717	-
1.05%	221	17,330	-	14,418	-	-	948	-
1.10%	13,913	85,580	-	58,712	11,634	-	13,786	-
1.15%	3,160	40,087	-	35,644	5,508	-	5,921	-
1.20%	12,646	108,673	-	161,038	419	-	29,828	-
1.25%	2,033	19,886	-	21,381	93	-	2,528	3,249
1.30%	1,391	22,186	-	19,211	233	-	4,466	-
1.35%	3,599	24,738	-	40,649	10	-	3,547	-
1.40%	3,670	28,503	-	28,021	21	-	4,508	-
1.45%	261	2,425	-	428	-	-	207	-
1.50%	6,554	7,876	3,582	11,542	-	-	975	-
1.55%	2,784	7,851	-	8,706	-	-	1,208	-
1.60%	1,617	8,113	398	9,867	-	268	2,381	-
1.65%	9,129	10,695	2,851	6,158	3	1	389	-
1.70%	608	192	-	345	-	-	834	-
1.75%	2,096	5,467	1,112	5,508	177	2,148	190	-
1.80%	2,364	8,478	520	5,828	-	-	356	-
1.85%	2,696	792	-	2,077	-	-	923	-
1.90%	2,485	25	517	2,131	-	-	-	-
1.95%	16,965	76	1,079	2,908	-	-	1,359	-
2.00%	24	107	82	120	-	-	-	-
2.05%	3,000	3,214	1,667	794	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.10%	3,875	243	8,443	1,471	-	-	100	-
2.15%	-	29	366	3,017	-	-	-	-
2.20%	4,506	106	1,894	2,262	-	-	484	-
2.25%	14,472	9	-	22,520	-	-	-	5,606
2.35%	413	-	952	209	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	362	-	-	453	-	-	-	-
2.50%	162	-	99	-	-	-	-	-
2.60%	710	-	475	59	-	-	-	-

	$140,562	$675,219	$24,037	$757,186	$20,653	$2,473	$126,938	$8,855

	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S

0.95%	$-	$2,279	$73,708	$199,750	$-	$101	$576	$-
1.00%	-	20	27,068	87,357	-	-	-	-
1.05%	-	-	2,466	24,029	-	-	-	-
1.10%	-	13,793	38,077	78,602	-	281	78	-
1.15%	-	6,818	21,407	39,509	-	-	11	-
1.20%	-	718	45,403	116,945	-	-	-	-
1.25%	-	364	13,564	18,206	-	51	-	-
1.30%	-	512	7,522	21,076	-	-	-	-
1.35%	-	-	19,073	22,369	-	-	-	-
1.40%	-	-	13,384	29,851	-	112	345	-
1.45%	-	-	3,258	2,957	-	-	-	-
1.50%	-	-	1,326	8,016	3,071	-	-	682
1.55%	-	-	2,328	4,769	-	278	141	-
1.60%	-	-	6,114	6,080	3,207	-	-	1,440
1.65%	-	15	2,047	6,438	4,826	-	-	304
1.70%	-	-	972	1,562	-	-	-	-
1.75%	4,264	-	6,428	1,139	1,899	-	-	-
1.80%	-	-	439	3,780	354	-	-	143
1.85%	-	-	606	116	-	-	-	-
1.90%	-	-	517	7	36	-	-	-
1.95%	-	-	87	-	2,283	-	-	1,505
2.00%	-	-	-	237	42	-	-	-
2.05%	-	-	1,249	2,135	2,630	-	-	2,030
2.10%	-	-	-	214	5,650	-	-	2,122
2.15%	-	-	-	-	-	-	-	133
2.20%	-	-	973	176	1,077	-	-	1,890
2.25%	-	-	9	2,660	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	1,635	-	-	-
2.50%	-	-	-	-	120	-	-	-
2.60%	-	-	-	-	670	-	-	159

	$4,264	$24,519	$288,025	$677,980	$27,500	$823	$1,151	$10,408

	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$373,996	$-	$-	$12,627	$81,856	$760,314
1.00%	-	97,290	-	-	1,159	38,766	347,936
1.05%	-	25,037	-	-	-	5,289	73,103
1.10%	-	175,527	-	-	83,334	36,384	334,944
1.15%	-	106,701	-	-	32,426	13,677	148,944
1.20%	-	241,523	-	-	3,689	62,247	432,814
1.25%	-	45,036	-	-	1,674	9,645	75,195
1.30%	-	57,207	-	-	3,203	8,580	72,916
1.35%	-	82,192	-	-	39	18,206	101,768
1.40%	-	75,704	-	-	-	14,524	115,925
1.45%	-	9,961	-	-	-	1,832	10,356
1.50%	6,028	11,624	13,588	3,368	-	3,598	27,413
1.55%	-	18,783	-	-	-	4,489	20,139
1.60%	2,102	38,021	4,439	271	-	4,694	41,111
1.65%	5,947	22,055	16,527	2,217	-	2,345	33,206
1.70%	-	2,844	-	-	-	1,278	5,711
1.75%	3,612	33,626	5,389	2,659	-	3,296	18,698
1.80%	778	13,394	728	1,163	-	7,311	13,847
1.85%	-	4,757	-	-	-	2,690	4,339
1.90%	-	-	1,938	-	-	90	599
1.95%	4,504	50	16,050	1,425	-	5,372	3,526
2.00%	434	547	456	51	-	173	409
2.05%	8,526	1,659	13,650	1,620	-	101	6,207
2.10%	6,634	-	8,737	2,099	-	319	176
2.15%	1,021	81	5,188	-	-	1	7
2.20%	2,106	253	4,510	1,242	-	54	1,046
2.25%	-	1,731	-	-	-	-	15,376
2.35%	432	-	467	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	864	-	432	-	-	-	-
2.50%	138	-	230	-	-	-	-
2.60%	462	-	3,231	857	-	-	-

	$43,588	$1,439,599	$95,560	$16,972	$138,151	$326,817	$2,666,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$23,410	$-	$25,470	$-	$10,530	$-	$746
1.00%	-	12,815	-	13,319	-	19,394	-	27
1.05%	-	1,509	-	1,720	-	592	-	-
1.10%	-	13,955	-	18,609	-	14,085	-	5,860
1.15%	-	6,231	-	2,469	-	5,315	-	1,154
1.20%	-	21,821	-	18,104	-	8,605	-	52
1.25%	-	522	183	2,724	692	1,568	2,424	3
1.30%	-	10,563	-	638	-	856	-	-
1.35%	-	1,982	-	1,203	-	1,616	-	-
1.40%	-	3,000	-	1,898	-	694	-	-
1.45%	-	99	-	517	-	-	-	-
1.50%	22,566	958	-	2,936	-	-	-	-
1.55%	-	1,096	-	1,131	-	26	-	-
1.60%	4,205	357	-	1,162	-	17	-	-
1.65%	16,522	7,835	-	365	-	24	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	5,970	1,831	-	-	-	-	-	-
1.80%	5,810	123	-	2,711	-	5	-	-
1.85%	-	-	-	557	-	-	-	-
1.90%	7,196	-	-	-	-	-	-	-
1.95%	10,859	-	-	975	-	-	-	-
2.00%	847	-	-	-	-	-	-	-
2.05%	5,771	-	-	796	-	-	-	-
2.10%	12,204	-	-	-	-	-	-	-
2.15%	-	1	-	-	-	-	-	-
2.20%	8,862	-	-	-	-	-	-	-
2.25%	-	-	1,075	-	2,086	-	2,320	-
2.35%	434	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	970	-	-	-	-	-	-	-
2.50%	111	-	-	-	-	-	-	-
2.60%	5,279	-	-	-	-	-	-	-

	$107,606	$108,108	$1,258	$97,304	$2,778	$63,327	$4,744	$7,842

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$569,669	$-	$179,675	$132,790	$233,202	$148,300	$-	$68,241
1.00%	316,258	-	85,905	35,820	61,350	55,750	-	40,035
1.05%	60,517	-	23,307	8,474	13,676	6,144	-	8,733
1.10%	206,700	-	65,826	32,835	60,712	68,328	-	11,439
1.15%	81,755	-	28,655	19,701	40,231	28,367	-	6,033
1.20%	331,956	-	90,903	270,448	171,407	92,384	-	40,507
1.25%	57,646	-	13,546	6,375	17,979	12,157	6,748	6,050
1.30%	62,962	-	20,529	18,860	27,229	13,705	-	5,897
1.35%	52,255	-	19,611	18,970	23,453	21,878	-	2,625
1.40%	52,323	-	14,905	12,843	32,699	22,571	-	2,842
1.45%	6,339	-	1,103	2,229	1,962	4,456	-	1,285
1.50%	24,374	9,679	6,696	2,792	7,949	3,294	16,509	1,955
1.55%	18,486	-	4,360	2,591	5,071	3,526	-	532
1.60%	10,754	2,530	3,819	3,345	7,845	7,928	6,373	264
1.65%	17,911	7,810	4,916	1,915	4,982	15,694	21,944	1,520
1.70%	3,930	-	106	542	1,706	564	-	88
1.75%	10,036	4,104	5,033	863	10,745	1,039	6,420	306
1.80%	7,387	347	2,268	336	3,693	1,689	2,033	196
1.85%	5,108	-	249	326	258	2,019	-	6
1.90%	415	757	-	-	1,246	597	2,877	-
1.95%	6,084	3,245	8	-	95	4,863	14,009	-
2.00%	247	345	-	11	-	107	3,255	-
2.05%	2,478	3,598	42	3	866	2,665	10,074	851
2.10%	382	5,132	3	-	735	310	17,436	-
2.15%	31	-	-	-	-	14	52	-
2.20%	420	7,306	1,422	178	157	1,075	4,730	686
2.25%	3,218	-	-	-	25,544	9	19,497	-
2.35%	-	-	-	-	-	-	569	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,321	-	-	-	-	3,117	-
2.50%	-	117	-	-	-	-	1,404	-
2.60%	-	1,710	-	-	-	-	1,642	-

	$1,909,641	$48,001	$572,887	$572,247	$754,792	$519,433	$138,689	$200,091

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$93,799	$41,757	$120,544	$-	$64,830	$28,702	$-
1.00%	-	31,952	15,692	51,883	-	17,895	14,605	-
1.05%	-	7,431	2,830	12,447	-	2,055	1,200	-
1.10%	-	41,970	17,086	51,236	-	20,366	11,351	-
1.15%	-	19,875	10,214	27,095	-	10,847	4,739	-
1.20%	-	77,874	24,554	132,165	-	39,761	22,037	-
1.25%	-	11,727	5,301	16,900	6,492	11,819	5,937	363
1.30%	-	11,456	4,252	45,055	-	3,296	2,765	-
1.35%	-	13,838	8,592	60,022	-	5,644	7,400	-
1.40%	-	28,459	5,403	24,878	-	6,221	6,214	-
1.45%	-	2,024	909	10,121	-	2,205	2,928	-
1.50%	7,445	3,621	245	6,038	-	867	1,263	-
1.55%	-	2,852	56	2,898	-	1,301	1,592	-
1.60%	6,165	2,939	5,302	5,253	-	3,486	6,952	-
1.65%	15,523	3,889	1,597	26,922	-	1,430	492	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.70%	-	420	287	1,900	-	34	-	-
1.75%	3,424	2,657	1,796	3,665	-	825	1,426	-
1.80%	1,206	2,407	467	6,184	-	821	74	-
1.85%	-	1,153	381	3,447	-	242	101	-
1.90%	2,186	-	-	-	-	-	82	-
1.95%	10,593	66	2	5,681	-	20	81	-
2.00%	1,012	154	-	354	-	-	206	-
2.05%	3,230	504	403	97	-	-	1,417	-
2.10%	5,256	230	-	316	-	-	-	-
2.15%	151	1	-	-	-	-	1	-
2.20%	6,681	523	-	63	-	5	4	-
2.25%	-	-	752	8,027	3,901	-	-	-
2.35%	60	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,610	-	-	-	-	-	-	-
2.50%	299	-	-	-	-	-	-	-
2.60%	1,072	-	-	-	-	-	-	-

	$65,913	$361,821	$147,878	$623,191	$10,393	$193,970	$121,569	$363

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS

0.95%	$23,812	$192,950	$11,472	$59,534	$-	$14	$-	$-
1.00%	11,834	63,527	4,990	22,601	-	-	-	-
1.05%	1,535	11,306	431	6,381	-	-	-	-
1.10%	7,745	58,404	3,803	30,199	-	-	2	-
1.15%	4,496	31,254	1,056	25,939	-	-	-	-
1.20%	12,132	129,092	7,466	74,638	-	83	-	-
1.25%	6,286	17,295	1,871	12,523	-	235	-	43
1.30%	13,008	33,457	2,816	12,653	-	-	-	-
1.35%	3,860	30,131	3,635	14,014	-	-	-	-
1.40%	10,831	33,593	2,374	7,946	-	-	-	-
1.45%	275	3,818	531	572	-	-	-	-
1.50%	606	4,876	221	4,924	-	-	-	-
1.55%	487	9,966	404	989	-	-	-	-
1.60%	2,425	5,755	5,357	3,303	522	1,394	421	-
1.65%	364	13,650	441	8,225	-	385	-	-
1.70%	85	4,297	85	41	-	-	-	-
1.75%	1,180	5,765	-	4,319	2,916	3,941	550	-
1.80%	73	3,193	120	2,703	-	-	-	-
1.85%	327	6,167	328	69	-	-	-	-
1.90%	-	-	-	137	-	-	-	-
1.95%	1,096	15,408	1,177	4,171	-	-	-	-
2.00%	-	-	-	695	-	-	-	-
2.05%	-	190	71	424	-	-	-	-
2.10%	38	1,167	38	6,351	-	-	-	-
2.15%	1	-	-	15	-	-	-	-
2.20%	3	125	3	1,523	-	-	-	-
2.25%	-	-	-	5,615	-	-	-	-
2.35%	-	-	-	68	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	125	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$102,499	$675,386	$48,690	$310,697	$3,438	$6,052	$973	$43

	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3

0.95%	$5,303	$26,284	$3,766	$273,568	$162,610	$-	$7,841
1.00%	1,787	17,219	231	64,343	43,929	-	2,397
1.05%	-	5,080	-	13,753	6,033	-	152
1.10%	1,789	10,272	17,373	116,515	92,354	-	1,921
1.15%	220	2,585	11,743	59,858	41,376	-	1,117
1.20%	1,432	35,506	617	195,561	130,904	-	3,498
1.25%	514	1,555	589	32,565	19,665	-	233
1.30%	581	743	364	29,016	17,236	-	198
1.35%	3,565	643	102	39,797	39,267	-	1,337
1.40%	391	1,546	-	55,377	37,299	-	3,014
1.45%	-	17	-	3,345	2,191	-	518
1.50%	1,467	23	-	18,049	8,272	7,280	98
1.55%	-	380	-	5,288	7,701	-	-
1.60%	1,216	1,220	-	22,064	15,267	2,401	-
1.65%	1,146	486	-	20,568	15,342	4,603	-
1.70%	-	411	-	1,915	601	-	102
1.75%	1,168	1,005	-	12,417	7,650	3,292	79
1.80%	-	28	-	7,580	10,173	4,001	123
1.85%	-	-	-	1,493	672	-	11
1.90%	1,409	251	-	5,016	763	786	-
1.95%	768	-	-	7,110	62	5,708	-
2.00%	324	-	-	1,628	1,751	-	-
2.05%	1,254	103	-	10,880	543	2,644	-
2.10%	144	360	-	5,709	612	3,362	-
2.15%	285	-	-	575	-	989	-
2.20%	293	-	-	8,716	420	3,906	9
2.25%	-	785	4	1	18	-	-
2.35%	-	-	-	183	-	915	-
2.40%	-	-	-	-	11	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	210	216	-	-	1,734	-	204	-
2.50%	-	-	-	-	679	-	-	-
2.60%	134	-	-	-	2,201	-	193	-

	$25,400	$106,718	$7	$34,789	$1,017,504	$662,722	$40,284	$22,648

	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS

0.95%	$215	$-	$324,142	$-	$26,062	$-	$193,190	$-
1.00%	65	-	167,456	-	13,151	-	104,993	-
1.05%	-	-	22,793	-	1,496	-	16,382	-
1.10%	263	-	131,225	-	20,547	-	95,165	-
1.15%	47	-	70,064	-	1,848	-	43,985	-
1.20%	77	-	190,402	-	13,531	-	119,219	-
1.25%	15	317	38,425	-	4,787	2,290	28,767	-
1.30%	122	-	31,084	-	1,085	-	18,988	-
1.35%	-	-	53,874	-	4,972	-	21,974	-
1.40%	30	-	47,514	-	1,812	-	26,909	-
1.45%	-	-	8,999	-	68	-	4,381	-
1.50%	86	-	16,105	9,357	1,818	-	6,886	10,583
1.55%	137	-	7,591	-	1,935	-	2,071	-
1.60%	-	-	7,909	3,129	410	-	6,211	5,272
1.65%	-	-	17,777	12,727	900	-	9,670	22,458
1.70%	-	-	1,571	-	313	-	910	-
1.75%	-	-	10,082	4,899	838	-	1,724	3,812
1.80%	-	-	10,364	1,036	129	-	3,208	441
1.85%	-	-	1,084	-	302	-	669	-
1.90%	-	-	777	1,352	-	-	1,061	1,514
1.95%	-	-	74	3,018	-	-	98	12,038
2.00%	-	-	215	170	-	-	-	81
2.05%	-	-	413	2,241	-	-	70	3,701
2.10%	-	-	-	6,048	-	-	-	6,145
2.15%	-	-	-	-	30	-	-	-
2.20%	-	-	893	2,621	-	-	813	4,490
2.25%	-	-	3,825	-	-	-	11	-
2.35%	-	-	-	552	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	624	-	-	-	1,780
2.50%	-	-	-	-	-	-	-	1,340
2.60%	-	-	-	723	-	-	-	855

	$1,057	$317	$1,164,658	$48,497	$96,034	$2,290	$707,355	$74,510

	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2

0.95%	$29,552	$104,310	$1,570	$5,278	$8,820	$-	$-	$-
1.00%	10,438	42,592	56	163	4,271	-	-	-
1.05%	1,567	11,765	-	-	33	-	-	-
1.10%	7,915	34,514	5,695	17,947	4,930	-	-	-
1.15%	3,234	23,037	2,368	6,262	3,464	-	-	-
1.20%	18,279	112,891	83	154	1,129	-	-	-
1.25%	1,315	5,423	339	465	69	140	-	-
1.30%	15,789	13,654	493	172	50	-	-	-
1.35%	2,596	12,025	-	-	238	-	-	-
1.40%	8,578	15,365	-	-	583	-	-	-
1.45%	561	795	-	-	1,356	-	-	-
1.50%	176	3,291	-	-	513	-	3,179	19,338
1.55%	1,435	5,325	-	-	900	-	-	-
1.60%	319	11,937	-	-	135	-	1,577	6,718
1.65%	223	3,436	-	-	43	-	1,523	21,446
1.70%	786	986	-	-	428	-	-	-
1.75%	96	2,699	-	-	289	-	1,286	8,363
1.80%	76	4,436	-	-	-	-	1,246	2,679
1.85%	875	1,267	-	-	483	-	-	-
1.90%	-	52	-	-	-	-	2,022	7,599
1.95%	2,961	1,866	-	-	1,629	-	4,619	20,557
2.00%	-	-	-	-	-	-	725	899
2.05%	-	-	-	-	-	-	3,039	5,242
2.10%	283	73	-	-	201	-	1,926	13,768
2.15%	-	-	-	-	-	-	677	2,532
2.20%	7	3,611	-	-	-	-	2,137	8,343
2.25%	-	4,732	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	303
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	618	1,446
2.50%	-	-	-	-	-	-	81	614
2.60%	-	-	-	-	-	-	303	4,142

	$107,061	$420,082	$10,604	$30,441	$29,564	$140	$24,958	$123,989

	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$63	$656	$4,114	$146	$-	$675	$31
1.00%	-	-	285	1,400	-	-	-	-
1.05%	-	-	-	62	-	-	-	-
1.10%	-	56	538	1,805	258	-	682	972
1.15%	-	347	859	155	-	-	153	61
1.20%	-	-	2,538	3,338	-	-	-	14
1.25%	873	-	408	1,433	-	-	112	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.30%	-	58	70	28	-	-	35	-
1.35%	-	-	170	2,411	85	-	17	-
1.40%	-	55	153	988	1,729	-	-	-
1.45%	-	-	-	-	256	-	-	-
1.50%	-	-	2,394	1,431	-	1,571	-	-
1.55%	-	-	40	26	1,762	-	138	-
1.60%	-	132	516	-	-	859	-	-
1.65%	-	-	1,705	900	-	730	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	730	101	-	862	-	-
1.80%	-	-	284	117	-	153	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	79	68	-	879	-	-
1.95%	-	-	1,536	190	-	2,969	-	-
2.00%	-	-	-	34	-	-	-	-
2.05%	-	-	453	738	-	1,806	-	-
2.10%	-	-	377	116	-	2,596	-	-
2.15%	-	-	543	165	-	16	-	-
2.20%	-	-	2,182	340	-	318	-	-
2.25%	-	-	270	304	-	-	-	-
2.35%	-	-	245	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	325	161	-	1,398	-	-
2.50%	-	-	-	189	-	119	-	-
2.60%	-	-	100	-	-	376	-	-

	$873	$711	$17,456	$20,614	$4,236	$14,652	$1,812	$1,174

	IVRE	VYDS	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP

0.95%	$269	$2,651	$237	$-	$162	$18	$1,626	$477
1.00%	5	8,026	66	-	-	-	102	10
1.05%	-	317	-	-	-	-	-	-
1.10%	2,459	13,581	7,008	1,529	1,006	708	5,982	2,940
1.15%	1,032	1,966	3,524	770	189	418	1,090	478
1.20%	6	8,865	175	109	-	30	750	3
1.25%	94	1,627	45	-	166	58	-	-
1.30%	64	3,203	18	268	65	52	32	158
1.35%	-	430	-	-	-	-	-	-
1.40%	-	791	-	-	-	-	-	-
1.45%	-	118	-	-	-	-	-	-
1.50%	-	503	-	-	-	-	-	-
1.55%	-	522	-	-	-	-	-	-
1.60%	-	2,365	-	-	-	-	-	-
1.65%	-	149	-	-	-	-	-	-
1.70%	-	715	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,929	$45,829	$11,073	$2,676	$1,588	$1,284	$9,582	$4,066

	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWEMR	VWEM

0.95%	$762	$1,786	$57	$-	$20,655	$55,315	$65,181
1.00%	22	115	-	-	6,847	24,780	22,051
1.05%	-	-	-	-	1,669	5,347	4,535
1.10%	6,227	13,273	996	177	3,477	14,358	16,861
1.15%	3,694	7,900	82	1	1,174	5,100	8,727
1.20%	332	795	-	-	8,283	53,677	32,382
1.25%	83	827	-	71	745	3,024	4,076
1.30%	256	145	-	-	1,626	14,911	5,906
1.35%	-	-	-	-	1,956	5,727	3,748
1.40%	-	-	-	-	3,279	5,627	2,177
1.45%	-	-	-	-	2	556	966
1.50%	-	-	-	-	131	870	5,321
1.55%	-	-	-	-	372	1,594	689
1.60%	-	-	-	-	834	589	598
1.65%	-	-	-	-	1,033	855	873
1.70%	-	-	-	-	-	10	160
1.75%	-	-	-	-	1,164	1,165	126
1.80%	-	-	-	-	160	672	288
1.85%	-	-	-	-	20	19	18
1.90%	-	-	-	-	11	34	-
1.95%	-	-	-	-	732	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	516	346	685
2.10%	-	-	-	-	130	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	168	-	617
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	5	-	-

	$11,376	$24,841	$1,135	$249	$54,989	$194,576	$175,985

	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$141,939	$66,325	$621,198	$172,248	$343,959	$404,612	$70,609	$31,049
1.00%	69,309	18,940	47,384	5,456	13,641	16,063	1,546	769
1.05%	12,736	4,009	10,919	1,613	3,491	3,659	104	37
1.10%	39,285	17,444	783,850	193,424	354,770	466,987	70,554	51,333
1.15%	22,056	7,319	342,522	95,957	158,353	189,594	35,650	21,693
1.20%	106,866	27,356	106,906	6,969	13,167	14,348	2,250	2,021
1.25%	9,976	1,876	53,843	11,946	24,062	23,614	3,805	2,752
1.30%	22,126	2,965	19,424	3,255	4,021	2,340	740	25
1.35%	16,679	7,408	44,221	8,134	9,926	19,895	4,382	1,374
1.40%	16,825	7,015	166,218	31,793	85,585	64,837	10,976	2,935
1.45%	2,102	-	61,899	12,778	21,875	32,498	5,154	1,162
1.50%	4,736	-	25,366	2,867	10,515	17,865	1,756	242
1.55%	4,435	-	106,763	14,340	32,329	47,222	9,962	7,264
1.60%	3,089	1,217	57,439	13,083	33,198	31,156	8,135	1,514
1.65%	4,026	28	23,684	7,584	11,953	17,896	1,698	847
1.70%	648	42	3,997	742	1,065	185	591	114
1.75%	3,224	-	3,776	1,172	2,233	1,740	-	-
1.80%	5,496	286	8,243	1,577	3,308	3,820	538	1,016
1.85%	2,208	26	6,768	2,090	960	3,414	107	120
1.90%	113	-	130	22	334	215	-	-
1.95%	4,387	-	20,214	1,207	890	1,214	-	-
2.00%	-	-	3,738	324	7,581	1,957	308	279
2.05%	3,377	237	877	4	46	111	11	84
2.10%	408	-	211	39	58	65	-	319
2.15%	-	-	-	80	493	-	-	-
2.20%	1,418	32	688	-	-	-	-	-
2.25%	175	-	224	34	3,184	2,373	9	1
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	5	-	-	-	-	-	-	-

	$497,644	$162,525	$2,520,502	$588,738	$1,140,997	$1,367,680	$228,885	$126,950

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$4,566	$92,568	$424,305	$253,554	$130,668	$57,990	$1,993	$14,677
1.00%	830	1,556	15,036	9,808	2,907	1,012	95	127
1.05%	-	419	2,566	1,536	1,852	55	-	149
1.10%	728	137,725	454,590	306,185	151,938	69,732	5,091	19,182
1.15%	977	47,188	199,017	144,582	52,945	27,805	615	8,164
1.20%	112	6,001	17,627	9,373	6,850	2,543	22	1,546
1.25%	-	5,826	24,826	19,059	5,987	2,964	132	884
1.30%	14	1,098	4,809	2,888	160	298	25	461
1.35%	-	4,378	20,039	8,787	3,793	2,070	317	1,059
1.40%	197	35,440	78,363	46,040	21,703	11,068	512	2,907
1.45%	294	9,156	43,540	14,293	6,037	1,044	27	383
1.50%	169	1,940	22,974	8,924	12,459	1,685	134	87
1.55%	247	34,938	44,248	26,978	16,359	9,325	48	1,013
1.60%	-	8,284	35,080	24,366	7,316	1,829	112	764
1.65%	1	1,831	27,116	3,681	3,176	734	-	14
1.70%	-	515	1,242	692	611	142	-	22
1.75%	-	114	2,181	56	-	72	-	37
1.80%	-	2,143	3,952	2,361	1,059	585	-	-
1.85%	-	2,562	3,858	952	1,372	441	-	1,810
1.90%	-	7	317	113	119	-	-	-
1.95%	-	3,351	1,880	390	2,771	-	-	-
2.00%	-	1,411	1,519	510	2,567	247	-	287
2.05%	-	6	59	15	4	4	-	-
2.10%	-	54	36	-	-	-	-	-
2.15%	-	-	102	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	9	1,775	1,621	17	4,040	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$8,144	$400,286	$1,430,903	$885,160	$436,693	$191,645	$9,123	$53,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$51,925	$91,452	$23,896	$240,204	$224,129	$22,780	$155,074	$3
1.00%	788	4,165	1,148	5,033	6,057	1,629	986	-
1.05%	437	2,792	33	1,003	1,583	317	831	-
1.10%	62,479	76,244	45,822	305,408	248,972	37,922	212,716	-
1.15%	23,774	62,672	12,206	112,627	105,781	12,643	104,263	-
1.20%	2,987	1,990	1,743	12,127	10,250	1,166	6,231	242
1.25%	3,628	5,534	1,673	10,506	14,212	2,166	8,752	-
1.30%	1,194	2,357	43	2,686	946	281	1,067	-
1.35%	1,817	4,701	3,247	14,133	12,016	2,110	9,602	-
1.40%	12,252	14,998	7,769	52,133	41,612	3,908	36,361	-
1.45%	2,732	6,528	440	7,506	4,738	1,173	22,188	-
1.50%	1,676	6,259	880	9,314	11,776	514	8,069	-
1.55%	6,668	9,105	6,667	39,351	22,233	2,684	18,159	-
1.60%	4,543	14,954	1,955	18,525	11,953	1,743	23,852	1,200
1.65%	3,491	1,144	587	5,955	6,452	437	12,584	16
1.70%	534	358	95	367	509	253	592	-
1.75%	65	-	-	430	209	-	1,014	3,088
1.80%	520	5,810	314	3,280	3,207	37	1,591	-
1.85%	1,235	186	592	2,618	3,375	698	2,571	-
1.90%	5	47	-	104	113	-	146	-
1.95%	71	885	-	2,464	937	-	2,032	-
2.00%	1,000	2,553	37	1,441	981	325	2,258	-
2.05%	4	-	2	6	4	4	27	-
2.10%	-	-	-	64	35	-	51	-
2.15%	-	-	-	58	-	-	74	-
2.20%	-	-	-	-	-	-	-	-
2.25%	862	2,180	100	67	996	-	809	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$184,687	$316,914	$109,249	$847,410	$733,076	$92,790	$631,900	$4,549

	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	AVB

0.95%	$33,241	$1,065	$5,033	$12,603	$7,867	$16,700	$234
1.00%	8,228	422	1,670	6,802	2,514	6,550	-
1.05%	2,476	228	398	1,701	714	4,152	-
1.10%	4,799	263	325	2,813	3,727	707	374
1.15%	3,133	263	1	375	1,525	332	107
1.20%	20,997	1,545	594	4,501	4,448	7,950	-
1.25%	2,533	149	-	1,576	757	950	33
1.30%	1,233	138	-	1,859	1,185	1,350	14
1.35%	3,722	51	15	426	1,248	143	9
1.40%	2,785	234	-	699	829	149	1
1.45%	2	49	-	83	231	40	-
1.50%	1,983	170	-	296	7	-	-
1.55%	1,210	16	-	65	235	7	83
1.60%	515	-	4	142	677	-	-
1.65%	8,784	-	-	303	102	-	-
1.70%	246	2	-	12	45	9	-
1.75%	-	-	1	-	190	-	-
1.80%	27	-	-	437	129	-	-
1.85%	-	-	-	7	86	6	-
1.90%	87	-	-	-	-	-	-
1.95%	2	-	-	-	35	-	-
2.00%	-	-	-	-	-	-	-
2.05%	2,020	-	-	35	119	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	38	21	-	-
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

	$98,023	$4,595	$8,041	$34,773	$26,691	$39,045	$855

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $57,410,587 and $82,578,286, respectively, and total transfers from the Account to the fixed account were $164,303,670 and $156,242,720, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For contracts with the Extra Value option, the Company contributed $110 and $908 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For guaranteed minimum death benefits, the Company contributed $11,966,193 and $19,125,930 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$6,061,634,298	$0	$0	$6,061,634,298
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	$10,516	$181,004
Sterling Capital Select Equity VIF (BBGI)	140,210	596,676
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	14,485,618	4,365,746
Stock Index Fund, Inc. - Initial Shares (DSIF)	24,523,778	76,674,177
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	2,114,116	7,971,928
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	640	14,877
VA International Equity Fund (HVIE)	238,155	166,558
VA Situs Fund (HVSIT)	1,386,969	930,055
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,499,320	2,854,969
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,346	39,252
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,937,900	33,669,545
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	6,439,161	10,469,336
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	61,542	3,336,773
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,158,891	35,247,369
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,191,440	13,409,964
Investors Growth Stock Series - Service Class (MIGSC)	1,279	19,632
Mid Cap Growth Series - Service Class (MMCGSC)	2,738	415,244
New Discovery Series - Service Class (MNDSC)	167,442	466,850
Value Series - Service Class (MVFSC)	12,547,501	15,825,294
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	5,116,934	928,679
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,473,351	69,998,761
Core Plus Fixed Income Portfolio - Class II (MSVF2)	32,616	81,977
Emerging Markets Debt Portfolio - Class I (MSEM)	791,455	2,674,982
Mid Cap Growth Portfolio - Class I (MSVMG)	186	22,295
U.S. Real Estate Portfolio - Class I (MSVRE)	33,774	238,618
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	4,487,408	40,017,348
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,351	910,620
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,386,279	6,758,682
American Funds NVIT Bond Fund - Class II (GVABD2)	2,277,179	7,678,867
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,565,783	7,079,706
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,888,431	9,318,263
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,260,082	2,836,617
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,615,496	7,812,357
Federated NVIT High Income Bond Fund - Class III (HIBF3)	12,786,078	16,899,081
NVIT Emerging Markets Fund - Class I (GEM)	76,017	510,861
NVIT Emerging Markets Fund - Class III (GEM3)	2,378,684	16,292,020
NVIT Emerging Markets Fund - Class VI (GEM6)	55,724	271,972
NVIT International Equity Fund - Class I (GIG)	7,061,369	1,431,111
NVIT International Equity Fund - Class III (GIG3)	5,604,649	7,091,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	56,081	11,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,892,113	17,822,951
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,440,887	1,748,123
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	852	2,600
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	612,450	373,335
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,159,518	4,600,276
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,220,804	1,263,657
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	7,936,444	7,023,135
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,742,577	6,328,357
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,606,575	2,368,531
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,161,220	1,702,488
NVIT Core Bond Fund - Class I (NVCBD1)	3,746,539	3,000,741
NVIT Core Bond Fund - Class II (NVCBD2)	188,549	98,725
NVIT Core Plus Bond Fund - Class II (NVLCP2)	4,806,422	2,738,704
NVIT Fund - Class I (TRF)	1,542,818	21,940,499
NVIT Fund - Class II (TRF2)	5,697	152,853
NVIT Government Bond Fund - Class I (GBF)	20,874,773	65,721,558
NVIT Government Bond Fund - Class II (GBF2)	262,356	2,608,823
American Century NVIT Growth Fund - Class I (CAF)	3,059,367	6,107,276
NVIT International Index Fund - Class VIII (GVIX8)	5,419,822	1,978,450
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,553,113	12,001,191
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,495,691	1,040,990
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	168,427	234,718
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,580,968	13,677,553
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,953,877	57,144,189
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,633,453	30,939,223
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,980,941	17,880,447
NVIT Mid Cap Index Fund - Class I (MCIF)	6,354,334	26,940,754
NVIT Money Market Fund - Class I (SAM)	155,153,493	178,953,316
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,500	1,883
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,325,751	11,256,314
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	51	241
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	823,547	3,693,760
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	17,955	117,566
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,902,407	8,821,728
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	13	338,178
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,930,254	3,350,364
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	164,299	1,147,515
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,147,808	25,319,393
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	350,916	2,251,340
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,216,870	15,704,392
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,484,359	9,578,042
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	14,028	147,196
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	953,105	24,405,301
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	18,128	413,581
NVIT Multi-Manager Small Company Fund - Class I (SCF)	714,441	24,171,004
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	89,187	974,577
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,581,196	18,041,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,153,342	9,132,090
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,022,419	116,789,339
NVIT Large Cap Growth Fund - Class II (NVOLG2)	146,886	3,382,593
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,330,071	1,421,750
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	3,282,463	7,236,636
NVIT Real Estate Fund - Class I (NVRE1)	4,216,653	21,228,647
VPS Growth and Income Portfolio - Class B (ALVGIB)	46,032	285,980
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	11,928	528,720
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,771,828	4,328,852
VP Income & Growth Fund - Class I (ACVIG)	1,937,841	12,966,624
VP Income & Growth Fund - Class II (ACVIG2)	33,206	505,142
VP Inflation Protection Fund - Class II (ACVIP2)	20,731,080	17,549,313
VP International Fund - Class I (ACVI)	173,194	492,029
VP International Fund - Class III (ACVI3)	5,123	20,133
VP Mid Cap Value Fund - Class I (ACVMV1)	4,758,007	3,857,518
VP Mid Cap Value Fund - Class II (ACVMV2)	26,004	82,736
VP Ultra(R) Fund - Class I (ACVU1)	-	13,427
VP Value Fund - Class I (ACVV)	188,911	364,397
VP Value Fund - Class II (ACVV2)	2	414
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,556,777	7,187,739
Appreciation Portfolio - Initial Shares (DCAP)	8,918,958	9,908,181
Appreciation Portfolio - Service Shares (DCAPS)	312,492	668,774
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	35,061	73,522
International Value Portfolio - Initial Shares (DVIV)	2,184	15,009
Capital Appreciation Fund II - Service Shares (FCA2S)	3,915	83,068
High Income Bond Fund II - Service Shares (FHIBS)	499,818	742,634
Quality Bond Fund II - Primary Shares (FQB)	7,630,978	27,724,555
Quality Bond Fund II - Service Shares (FQBS)	495,185	1,591,966
Contrafund Portfolio - Service Class 2 (FC2)	-	9,757
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	33,889	261,918
VIP Fund - Contrafund Portfolio - Service Class (FCS)	333,848	2,137,209
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,525,873	10,142,315
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	6,690,892	47,277,675
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	215,610	1,850,246
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	3,912,459	2,653,259
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,550	10,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,868,615	1,789,289
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,040	18,126
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	3,350,389	1,865,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	233,453	270,869
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	72,342	166,578
VIP Fund - Growth Portfolio - Service Class (FGS)	7,457,569	32,871,164
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	96,221	580,010
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,405,530	13,169,586
VIP Fund - High Income Portfolio - Service Class R (FHISR)	48,241,371	51,574,055
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	10,344,797	21,063,706
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,228,857	15,020,612
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	233,054	2,490,068
VIP Fund - Overseas Portfolio - Service Class (FOS)	290,709	3,990,168
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	175,832	1,022,167
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,666,964	7,756,229
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	578,904	4,371,995
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,607,683	10,974,297
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	105,051	94,576
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	11,662,254	19,714,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	3,669,175	8,456,694
Templeton Foreign Securities Fund - Class 2 (TIF2)	947	3,486
Templeton Foreign Securities Fund - Class 3 (TIF3)	3,237,278	3,767,282
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	12,636,142	12,159,313
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,920,361	2,143,079
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,571,833	9,262,614
Guardian Portfolio - I Class Shares (AMGP)	1,006	9,493
International Portfolio - S Class Shares (AMINS)	-	77
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	87,442	249,228
Partners Portfolio - I Class Shares (AMTP)	12,130	21,639
Regency Portfolio - S Class Shares (AMRS)	12	1,112
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,483,265	2,864,772
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,997,991	3,139,089
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	1,656
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	87,503	641,382
Global Securities Fund/VA - Class 3 (OVGS3)	3,147,567	18,896,233
Global Securities Fund/VA - Non-Service Shares (OVGS)	914,540	15,437,055
Global Securities Fund/VA - Service Class (OVGSS)	25,627	752,681
High Income Fund/VA - Class 3 (OVHI3)	1,041,088	2,694,357
High Income Fund/VA - Non-Service Shares (OVHI)	11,078	61,318
High Income Fund/VA - Service Class (OVHIS)	2,617	3,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	26,145,154	47,127,022
Main Street Fund(R)/VA - Service Class (OVGIS)	101,947	606,880
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	13,102,994	10,727,417
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,007	36,293
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,406,045	17,581,347
Global Strategic Income Fund/VA: Service Shares (OVSBS)	709,582	1,390,050
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	7,214,686	4,820,409
Low Duration Portfolio - Advisor Class (PMVLAD)	18,026,348	12,973,874
Real Return Portfolio - Administrative Class (PMVRRA)	985,715	665,928
Total Return Portfolio - Administrative Class (PMVTRA)	775,296	976,068
Total Return Portfolio - Advisor Class (PMVTRD)	7,680,911	1,342,819
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281	1,066
Capital Growth Portfolio - Class II (ACEG2)	103,504	408,611
Comstock Portfolio - Class II (ACC2)	162,546	1,811,290
V.I. Basic Value Fund - Series II (AVBV2)	1,440	6,937
V.I. Capital Appreciation Fund - Series I (AVCA)	2,582	46,932
V.I. Capital Appreciation Fund - Series II (AVCA2)	166,132	223,729
V.I. Capital Development Fund - Series II (AVCD2)	1,527,672	1,365,325
V.I. Core Equity Fund - Series I (AVGI)	20,287	363,443
V.I. Core Equity Fund - Series II (AVCE2)	74,209	232,958
V.I. Equity and Income Fund - Series I (IVKEI1)	288,420	26,752
V.I. Global Health Care Fund - Series I (IVHS)	41,580	62,561
V.I. Global Real Estate Fund - Series I (IVRE)	231,229	241,900
Diversified Stock Fund Class A Shares (VYDS)	48,008	1,105,354
Micro-Cap Portfolio - Investment Class (ROCMC)	150,343	221,106
Series D (Global Series) (SBLD)	38,651	15,222
Series J (Mid Cap Growth Series) (SBLJ)	21,124	35,749
Series N (Managed Asset Allocation Series) (SBLN)	2,280	44,122
Series O (All Cap Value Series) (SBLO)	152,245	414,206
Series P (High Yield Series) (SBLP)	192,178	204,191
Series Q (Small Cap Value Series) (SBLQ)	340,577	458,233
Series V (Mid Cap Value Series) (SBLV)	323,168	632,158
Series X (Small Cap Growth Series) (SBLX)	46,405	79,187
Series Y (Select 25 Series) (SBLY)	13,744	16,399
Blue Chip Growth Portfolio - II (TRBCG2)	1	1
Equity Income Portfolio - II (TREI2)	1,586	2,342
Health Sciences Portfolio - II (TRHS2)	10,423,898	3,793,554
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	2,093,411	7,973,010
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	540,056	3,514,298
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	10,355,041	15,601,914
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	735,102	2,762,949
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	5,545,574	57,364,112
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	5,490,805	12,629,514
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	6,876,846	24,340,416
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	5,085,135	29,604,174
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,492,661	5,498,133
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,849,007	4,634,634
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)	1,837,127	440,542
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	458,597	12,441,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,308,138	30,985,415
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	11,142,576	23,693,867
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	361,057	12,076,983
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	1,000,986	4,681,872
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)	3,144,171	767,157
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	333,879	1,719,399
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	2,566,443	6,315,636
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	21,548,037	24,080,186
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	554,767	3,054,707
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,109,246	20,081,344
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,063,724	16,810,627
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	806,038	2,432,018
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	917,671	13,819,861
Advantage VT Opportunity Fund - Class 2 (SVOF)	108,348	113,670
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	35,408,278	39,917,032
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	156,581	1,619,578
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	316,860	1,245,473
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	44,468	7,116,175
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	145,108	5,164,448
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	138,709	4,646,618
V.I. Basic Balanced Fund - Series I(obsolete) (AVB)	80,028	290,516

Total	$928,919,352	$2,131,042,641

(5)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2011	0.95% to 1.70%	50,679	$10.65 to $ 9.86	$517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
Sterling Capital Select Equity VIF (BBGI)
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
VA International Equity Fund (HVIE)
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.95% to 2.20%	2,777,451	$20.42 to $ 18.06	$55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.30 to 26.59	178,045,971	0.44%	26.85% to 24.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
Investors Growth Stock Series - Service Class (MIGSC)
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
2007	1.25% to 2.25%	20,042	13.07 to 12.50	261,817	0.09%	9.63% to 8.51%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
New Discovery Series - Service Class (MNDSC)
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
Value Series - Service Class (MVFSC)
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.95% to 2.25%	9,880,961	$13.99 to $13.50	$137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.40%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.95% to 2.20%	523,208	$ 10.97 to $ 9.51	$5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
NVIT International Equity Fund - Class III (GIG3)
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2011	1.50% to 2.50%	79,379	$ 11.57 to $ 11.14	$904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Fund - Class I (TRF)
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.50 to 11.15	279,523,271	1.05%	7.15% to 5.36%
NVIT Fund - Class II (TRF2)
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
NVIT Government Bond Fund - Class II (GBF2)
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.40% to 16.62%
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.60%	15,869,278	$12.27 to $ 11.63	$212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 2.60%	390,315	$ 8.27 to $ 7.78	$3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.50% to 2.60%	708,208	$ 13.25 to $ 12.86	$9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0% to -1.13%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
VP Income & Growth Fund - Class II (ACVIG2)
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
VP International Fund - Class I (ACVI)
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
VP International Fund - Class III (ACVI3)
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.95% to 2.20%	958,698	$12.02 to $ 11.18	$11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.90%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
VP Value Fund - Class I (ACVV)
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
Appreciation Portfolio - Service Shares (DCAPS)
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
International Value Portfolio - Initial Shares (DVIV)
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	1.50% to 2.60%	50,099	$ 10.35 to $ 9.28	$ 496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
High Income Bond Fund II - Service Shares (FHIBS)
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
Quality Bond Fund II - Service Shares (FQBS)
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
Fidelity(R) VIP Fund - Value Strategies Portfolio -Service Class 2 (FVSS2)
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
VIP Fund -Equity-Income Portfolio - Service Class 2 (FEI2)
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.95% to 1.95%	763,176	$10.88 to $ 10.27	$8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 2.20%	1,153,475	$12.51 to $ 8.96	$14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.10 to 14.75	31,684,564	0.95%	4.59% to 3.02%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.95% to 2.35%	2,113,398	$ 10.75 to $ 9.50	$22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
Partners Portfolio - I Class Shares (AMTP)
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
Regency Portfolio - S Class Shares (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	1.50% to 2.60%	125,525	$14.25 to $ 12.79	$1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.60 to 9.52	1,752,944	0.00%	-4.00% to -4.85%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
High Income Fund/VA - Service Class (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.14% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****
Low Duration Portfolio -Advisor Class (PMVLAD)
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.95% to 1.30%	86,160	$14.23 to $ 13.96	$1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
Capital Growth Portfolio - Class II (ACEG2)
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
Comstock Portfolio - Class II (ACC2)
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
V.I. Basic Value Fund -Series II (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
V.I. Core Equity Fund - Series II (AVCE2)
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
V.I. Equity and Income Fund - Series I (IVKEI1)
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Global Health Care Fund - Series I (IVHS)
2011	0.95% to 1.25%	7,570	$11.33 to $ 11.14	$84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
Diversified Stock Fund Class A Shares (VYDS)
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.90% to 7.64%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
Series D (Global Series) (SBLD)
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
Series J (Mid Cap Growth Series) (SBLJ)
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
Series O (All Cap Value Series) (SBLO)
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
Series P (High Yield Series) (SBLP)
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
Series V (Mid Cap Value Series) (SBLV)
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series X (Small Cap Growth Series) (SBLX)
2011	1.10% to 1.15%	8,735	$ 9.38 to $ 9.36	$81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
Series Y (Select 25 Series) (SBLY)
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
Health Sciences Portfolio - II (TRHS2)
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.30% to 34.57%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.95% to 2.25%	9,558,169	$ 11.40 to $ 9.89	$107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.95% to 2.25%	565,907	$14.97 to $ 13.57	$8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.30	12,023,934	0.01%	-5.05% to -6.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.80%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
Gartmore NVIT Worldwide Leaders Fund -Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	$ 9.29 to $ 10.11	$3,287,420	1.67%	-41.60% to -42.01%
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	$12.30 to $ 12.16	$4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707
2007	Reserves for annuity contracts in payout phase:			100,490,623
2007	Contract owners equity:			$14,026,009,866

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2011 .

Statement of Operations for the year ended
December 31, 2011 .

Statements of Contract Owners' Equity for the years ended
December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 and 2009 .

Consolidated Balance Sheets as of December
31, 2011 and 2010 .

Consolidated Statements of Changes in Equity
as of December 31, 2011 , 2010 and 2009 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 2010 and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)
Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1.	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

3.	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

4.	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

5.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

6.
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

7.	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

8.	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

9.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

10.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"

11.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust/Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

12.	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

13.
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

14.
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

15.
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

16.	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"

17.	Fund Participation Agreement with PIMCO Variable Insurance Trust and PICO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm"

18.	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".

19.	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

20.	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".

21.	Fund Participation Agreement with Waddell and Reed Services Company and Waddell and Reed, Inc., dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(9)	Opinion of Counsel - Filed previously on May 26, 1999 with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.

Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.

Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.

Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.

Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 201 2 was 876 and 1,272, respectively .

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President- Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18 th   day of April, 201 2 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 18 th   day of April, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact